UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2011 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares, Contracts or Principal Amount	Value
Common Stocks - 98.3%

Consumer Discretionary - 10.9%

Apparel Retail - 0.7%
Limited Brands, Inc.	29,950	$1,196,802
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	35,630	1,410,948
Automobile Manufacturers - 1.1%
Ford Motor Co. (2)	122,135	1,822,254
Broadcasting - 1.8%
CBS Corp., Class B	109,040	3,047,668
Cable & Satellite - 2.3%
DISH Network Corp., Class A (1) (2)	53,570	1,622,100
Time Warner Cable, Inc.	30,900	2,386,098

		4,008,198
Department Stores - 1.1%
Macy’s, Inc.	66,340	1,915,899
Hotels, Resorts & Cruise Lines - 0.9%
Royal Caribbean Cruises, Ltd. (1) (2)	38,470	1,500,330
Movies & Entertainment - 1.4%
News Corp., Class A	127,735	2,342,660
Restaurants - 0.8%
Darden Restaurants, Inc. (1)	28,445	1,440,739

Total Consumer Discretionary		18,685,498

Consumer Staples - 7.1%

Agricultural Products - 1.1%
Archer-Daniels-Midland Co. (1)	56,300	1,824,683
Hypermarkets & Super Centers - 1.0%
Wal-Mart Stores, Inc.	31,320	1,729,491
Soft Drinks - 1.3%
Coca-Cola Co.	34,305	2,291,917
Tobacco - 3.7%
Altria Group, Inc.	56,790	1,593,527
Lorillard, Inc.	13,545	1,561,468
Philip Morris International, Inc.	45,315	3,251,351

		6,406,346

Total Consumer Staples		12,252,437

Energy - 15.0%

Integrated Oil & Gas - 8.5%
Chevron Corp.	43,860	4,601,353
ConocoPhillips	61,040	4,469,349
Hess Corp.	30,980	2,448,349
Marathon Oil Corp.	56,745	3,073,877

		14,592,928
Oil & Gas-Equipment & Services - 3.1%
Halliburton Co.	77,540	3,888,631
National Oilwell Varco, Inc.	19,980	1,450,148

		5,338,779

Oil & Gas-Exploration & Production - 3.4%
Anadarko Petroleum Corp.	35,640	2,834,093
Apache Corp.	14,670	1,827,882
Cimarex Energy Co. (1)	13,540	1,298,892

		5,960,867

Total Energy		25,892,574

Financials - 22.7%

Asset Management & Custody Banks - 3.0%
Ameriprise Financial, Inc.	38,875	2,380,316
BlackRock, Inc.	13,740	2,824,395

		5,204,711
Consumer Finance - 3.7%
Capital One Financial Corp.	54,445	2,958,541
Discover Financial Services	145,355	3,465,263

		6,423,804
Diversified Banks - 2.2%
U.S. Bancorp	50,060	1,281,536
Wells Fargo & Co.	84,990	2,411,166

		3,692,702
Insurance Brokers - 1.0%
Marsh & McLennan Cos., Inc. (1)	55,435	1,700,191
Investment Banking & Brokerage - 0.5%
Goldman Sachs Group, Inc.	5,725	805,679
Life & Health Insurance - 2.5%
MetLife, Inc. (1)	36,480	1,608,768
Prudential Financial, Inc.	41,060	2,618,807

		4,227,575
Other Diversified Financial Services - 4.6%
Citigroup, Inc.	65,310	2,687,506
JPMorgan Chase & Co.	118,845	5,138,858

		7,826,364
Property & Casualty Insurance - 1.5%
ACE Ltd.	38,480	2,648,194
Regional Banks - 2.6%
CIT Group, Inc. (1) (2)	40,760	1,806,891
PNC Financial Services Group, Inc.	43,345	2,705,595

		4,512,486
Specialized Finance - 0.5%
CME Group, Inc.	3,105	887,285
Specialized REIT’s - 0.6%
Public Storage	9,215	1,090,503

Total Financials		39,019,494

Healthcare - 12.0%

Biotechnology - 0.6%
Gilead Sciences, Inc. (2)	26,580	1,109,449
Healthcare Distributors - 2.4%
AmerisourceBergen Corp.	68,740	2,833,463
Cardinal Health, Inc.	29,745	1,351,018

		4,184,481
Healthcare Facilities - 0.7%
Community Health Systems, Inc. (2)	39,055	1,118,535
Healthcare Services - 1.0%
Medco Health Solutions, Inc. (1) (2)	27,420	1,641,361
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc. (2)	24,270	1,588,471

Managed Healthcare - 2.9%
Humana, Inc. (2)	32,310	2,601,925
UnitedHealth Group, Inc.	49,015	2,399,284

		5,001,209
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	68,765	1,977,681
Eli Lilly & Co. (1)	30,070	1,157,094
Forest Laboratories, Inc. (2)	39,560	1,424,951
Johnson & Johnson	22,690	1,526,810

		6,086,536

Total Healthcare		20,730,042

Industrials - 11.6%

Aerospace & Defense - 2.1%
General Dynamics Corp.	22,850	1,695,927
Honeywell International, Inc.	18,115	1,078,748
Northrop Grumman Corp.	13,985	913,081

		3,687,756
Airlines - 1.0%
Alaska Air Group, Inc. (2)	25,060	1,692,552
Construction & Engineering - 1.0%
KBR, Inc.	48,135	1,796,398
Construction & Farm Machinery & Heavy Trucks - 1.3%
Joy Global, Inc.	14,170	1,270,340
Navistar International Corp. (2)	15,195	1,000,895

		2,271,235
Electrical Components & Equipment - 1.0%
Emerson Electric Co.	30,010	1,637,046
Industrial Conglomerates - 2.8%
General Electric Co.	240,855	4,730,392
Industrial Machinery - 0.7%
Crane Co.	25,290	1,244,015
Railroads - 1.7%
CSX Corp.	37,025	2,936,083

Total Industrials		19,995,477

Information Technology - 7.4%

Communications Equipment - 0.6%
Harris Corp.	20,565	1,016,734
Computer Hardware - 1.0%
Apple, Inc. (2)	5,075	1,765,237
Computer Storage & Peripherals - 1.4%
SanDisk Corp. (2)	32,680	1,552,954
Western Digital Corp. (2)	23,390	857,243

		2,410,197
Data Processing & Outsourced Services - 0.5%
Visa, Inc., Class A	11,025	893,686
Electronic Manufacturing Services - 0.8%
Jabil Circuit, Inc. (1)	59,590	1,285,952
Semiconductor Equipment - 1.1%
Lam Research Corp. (1) (2)	39,290	1,846,434
Semiconductors - 0.8%
Intel Corp.	32,045	721,333
Marvell Technology Group, Ltd. (2)	43,165	701,000

		1,422,333
Systems Software - 1.2%
Oracle Corp.	59,715	2,043,447

Total Information Technology		12,684,020

Materials - 5.5%

Diversified Chemicals - 2.3%
Ashland, Inc.	25,905	1,770,348
E.I. du Pont de Nemours & Co.	41,600	2,217,280

		3,987,628
Diversified Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	33,135	1,711,091
Fertilizers & Agricultural Chemicals - 1.2%
Mosaic Co.	28,370	2,010,015
Paper Products - 1.0%
Domtar Corp.	17,530	1,796,474

Total Materials		9,505,208

Telecommunication Services - 2.3%

Integrated Telecommunication Services - 2.3%
AT&T, Inc.	72,470	2,287,153
CenturyLink, Inc.	40,051	1,729,803

Total Telecommunication Services		4,016,956

Utilities - 3.8%

Electric Utilities - 0.9%
Edison International	40,775	1,604,904

Gas Utilities - 2.3%
ONEOK, Inc. (1)	21,570	1,533,411
UGI Corp.	71,305	2,337,378

		3,870,789
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	57,235	1,106,353

Total Utilities		6,582,046

Total Common Stocks (identified cost $123,341,574)		169,363,752

Purchased Put Options - 0.1%
Energy Select Sector, Exercise Price: $78.00, 6/18/2011 (2)	870	173,565

Total Purchased Put Options (identified cost $211,410)		173,565

Short-Term Investments - 9.4%

Collateral Pool Investment for Securities on Loan - 8.0%
(See Note 2 of the Schedule of Investments)		13,922,968

Repurchase Agreement - 1.4%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $2,359,638 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $2,403,784 (at amortized cost)	$2,359,632	2,359,632

Total Short-Term Investments (identified cost $16,282,600)		16,282,600

Total Investments - 107.8% (identified cost $139,835,584)		185,819,917
Other Assets and Liabilities - (7.8)%		(13,451,374)

Total Net Assets - 100.0%		$172,368,543

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.2%

Consumer Discretionary - 12.3%

Auto Parts & Equipment - 2.1%
Johnson Controls, Inc.	110,000	$4,356,000
Broadcasting - 2.1%
Discovery Communications, Inc., Class A (1) (2)	100,000	4,356,000
Cable & Satellite - 3.8%
Comcast Corp., Class A (4)	160,000	4,038,400
DIRECTV Group, Inc., Class A (2)	75,000	3,769,500

		7,807,900
Internet Retail - 2.7%
Priceline.com, Inc. (1) (2)	10,500	5,409,495
Restaurants - 1.6%
McDonald’s Corp.	40,000	3,261,600

Total Consumer Discretionary		25,190,995

Consumer Staples - 7.6%

Soft Drinks - 3.6%
Coca-Cola Co.	65,500	4,376,055
PepsiCo, Inc.	44,000	3,129,280

		7,505,335
Tobacco - 4.0%
Altria Group, Inc.	95,000	2,665,700
Philip Morris International, Inc.	76,500	5,488,875

		8,154,575

Total Consumer Staples		15,659,910

Energy - 12.5%

Oil & Gas-Equipment & Services - 12.5%
Cameron International Corp. (2)	65,700	3,131,262
Dresser-Rand Group, Inc. (1) (2)	86,000	4,521,880
Halliburton Co.	116,000	5,817,400
McDermott International, Inc. (2)	155,000	3,289,100
National Oilwell Varco, Inc.	72,500	5,262,050
Schlumberger, Ltd.	42,500	3,643,100

Total Energy		25,664,792

Financials - 5.8%

Asset Management & Custody Banks - 2.8%
Ameriprise Financial, Inc.	53,500	3,275,805
Invesco Ltd.	99,800	2,462,066

		5,737,871
Other Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	70,000	3,026,800
Specialized Finance - 1.5%
IntercontinentalExchange, Inc. (2)	26,700	3,221,355

Total Financials		11,986,026

Healthcare - 9.1%

Biotechnology - 2.4%
Celgene Corp. (1) (2)	81,500	4,964,165

Healthcare Equipment - 1.9%
Intuitive Surgical, Inc. (1) (2)	11,200	3,908,800
Healthcare Services - 3.2%
Express Scripts, Inc. (1) (2)	55,000	3,275,800
Medco Health Solutions, Inc. (1) (2)	55,200	3,304,272

		6,580,072
Pharmaceuticals - 1.6%
Allergan, Inc.	38,000	3,143,740

Total Healthcare		18,596,777

Industrials - 16.2%

Aerospace & Defense - 2.1%
Goodrich Corp.	49,100	4,285,939
Air Freight & Logistics - 2.1%
FedEx Corp.	45,500	4,260,620
Construction & Farm Machinery & Heavy Trucks - 4.2%
Caterpillar, Inc.	46,000	4,866,800
Deere & Co.	44,000	3,787,520

		8,654,320
Electrical Components & Equipment - 1.9%
Emerson Electric Co.	71,500	3,900,325
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co. (1) (2)	81,000	2,272,050
Human Resource & Employment Services - 1.7%
Manpower, Inc.	55,000	3,362,150
Industrial Machinery - 3.1%
Parker Hannifin Corp.	47,000	4,175,950
SPX Corp. (1)	27,000	2,238,570

		6,414,520

Total Industrials		33,149,924

Information Technology - 28.0%

Communications Equipment - 3.8%
F5 Networks, Inc. (2)	38,000	4,316,040
QUALCOMM, Inc.	60,000	3,515,400

		7,831,440
Computer Hardware - 5.3%
Apple, Inc. (2)	31,000	10,782,730
Computer Storage & Peripherals - 2.5%
NetApp, Inc. (1) (2)	95,000	5,203,150
Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp., Class A (2)	55,000	4,182,200
Data Processing & Outsourced Services - 2.6%
Visa, Inc., Class A (1)	65,000	5,268,900
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (1) (2)	105,000	3,563,175
Google, Inc., Class A (2)	14,000	7,406,280

		10,969,455
Semiconductors - 1.5%
ON Semiconductor Corp. (1) (2)	270,000	3,029,400
Systems Software - 5.0%
Microsoft Corp.	163,000	4,076,630
Oracle Corp.	180,000	6,159,600

		10,236,230

Total Information Technology		57,503,505

Materials - 5.7%
Diversified Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	77,800	4,146,740
Specialty Chemicals - 1.9%
Albemarle Corp.	54,600	3,867,864
Steel - 1.8%
Steel Dynamics, Inc.	212,900	3,640,590

Total Materials		11,655,194

Total Common Stocks (identified cost $164,737,877)		199,407,123

Short-Term Investments - 23.8%

Collateral Pool Investment for Securities on Loan - 18.6%
(See Note 2 of the Schedule of Investments)		38,182,861

Repurchase Agreement - 5.2%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $10,736,248 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $10,951,014 (at amortized cost)	$10,736,221	10,736,221

Total Short-Term Investments (identified cost $48,919,082)		48,919,082

Total Investments - 121.0% (identified cost $213,656,959)		248,326,205
Other Assets and Liabilities - (21.0)%		(43,176,278)

Total Net Assets - 100.0%		$205,149,927

Large-Cap Focus Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 85.2%

Consumer Discretionary - 9.1%

Auto Parts & Equipment - 1.0%
Lear Corp.	12,500	$635,250
Automobile Manufacturers - 1.2%
General Motors Co. (2)	25,300	804,793
Home Improvement Retail - 1.6%
Home Depot, Inc.	27,900	1,012,212
Homefurnishing Retail - 3.0%
Bed Bath & Beyond, Inc. (2)	16,200	873,018
Williams-Sonoma, Inc.	26,800	1,049,220

		1,922,238
Hotels, Resorts & Cruise Lines - 1.1%
InterContinental Hotels Group PLC, ADR (1)	31,500	678,195
Household Appliances - 1.2%
Whirlpool Corp. (1)	9,400	787,720

Total Consumer Discretionary		5,840,408

Consumer Staples - 1.5%

Soft Drinks - 1.5%
Coca-Cola Co.	15,000	1,002,150

Energy - 12.0%

Integrated Oil & Gas - 5.7%
Chevron Corp.	15,400	1,615,614
Hess Corp.	13,700	1,082,711
Occidental Petroleum Corp.	8,800	949,080

		3,647,405
Oil & Gas-Drilling - 1.1%
Seadrill, Ltd.	20,600	741,394
Oil & Gas-Equipment & Services - 3.1%
National Oilwell Varco, Inc.	14,700	1,066,926
Schlumberger, Ltd. (1)	11,100	951,492

		2,018,418
Oil & Gas-Exploration & Production - 2.1%
Anadarko Petroleum Corp.	8,600	683,872
Apache Corp.	5,200	647,920

		1,331,792

Total Energy		7,739,009

Financials - 7.8%

Asset Management & Custody Banks - 1.6%
Blackstone Group L.P. (1)	60,000	1,034,400
Life & Health Insurance - 1.3%
MetLife, Inc.	19,300	851,130
Multi-Line Insurance - 1.0%
Hartford Financial Services Group, Inc.	23,700	631,605
Other Diversified Financial Services - 3.9%
Citigroup, Inc.	30,600	1,259,190

JPMorgan Chase & Co.	28,600	1,236,664

		2,495,854

Total Financials		5,012,989

Industrials - 15.5%

Aerospace & Defense - 1.7%
Boeing Co.	13,600	1,061,208
Air Freight & Logistics - 1.4%
FedEx Corp.	9,300	870,852
Airlines - 0.8%
U.S. Airways Group, Inc. (1) (2)	59,500	541,450
Construction & Farm Machinery & Heavy Trucks - 3.6%
Caterpillar, Inc.	8,800	931,040
Deere & Co. (1)	16,400	1,411,712

		2,342,752
Industrial Conglomerates - 1.6%
Tyco International, Ltd.	20,400	1,006,740
Industrial Machinery - 4.5%
Eaton Corp.	19,300	997,231
Ingersoll-Rand PLC (1)	20,800	1,037,920
Kennametal, Inc. (1)	21,000	876,330

		2,911,481
Railroads - 1.9%
CSX Corp.	15,700	1,245,010

Total Industrials		9,979,493

Information Technology - 30.2%

Communications Equipment - 2.5%
QUALCOMM, Inc.	27,900	1,634,661
Computer Hardware - 4.2%
Apple, Inc. (2)	7,700	2,678,291
Computer Storage & Peripherals - 3.2%
EMC Corp. (2)	73,200	2,084,004
Consulting & Other Services - 2.1%
International Business Machines Corp. (1)	7,800	1,317,654
Electronic Components - 1.3%
Corning, Inc.	41,600	838,240
Electronic Manufacturing Services - 0.9%
Flextronics International, Ltd. (2)	83,000	600,920
Internet Software & Services - 2.2%
Google, Inc., Class A (2)	2,700	1,428,354
Semiconductor Equipment - 2.2%
Novellus Systems, Inc. (1) (2)	19,500	707,265
Teradyne, Inc. (1) (2)	42,200	675,622

		1,382,887
Semiconductors - 5.1%
Broadcom Corp., Class A (2)	17,600	633,248
Intel Corp.	66,300	1,492,413
Micron Technology, Inc. (2)	48,800	497,760
PMC - Sierra, Inc. (2)	83,700	656,208

		3,279,629
Systems Software - 5.1%
Microsoft Corp.	58,400	1,460,584
Oracle Corp.	52,500	1,796,550

		3,257,134
Technology Distributors - 1.4%
Arrow Electronics, Inc. (2)	20,000	892,600

Total Information Technology		19,394,374

Materials - 9.1%

Commodity Chemicals - 1.6%
Celanese Corp. (1)	20,000	1,041,800
Diversified Chemicals - 3.7%
Dow Chemical Co.	37,200	1,344,036
Eastman Chemical Co.	9,500	1,005,575

		2,349,611
Diversified Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	15,100	779,764
Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc.	9,900	871,794
Metal & Glass Containers - 1.2%
Owens-Illinois, Inc. (2)	24,900	799,788

Total Materials		5,842,757

Total Common Stocks (identified cost $48,242,286)		54,811,180

Short-Term Investments - 27.7%

Collateral Pool Investment for Securities on Loan - 13.1%
(See Note 2 of the Schedule of Investments)		8,402,075

Repurchase Agreement - 14.6%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $9,389,427 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $9,578,138 (at amortized cost)	$9,389,404	9,389,404

Total Short-Term Investments (identified cost $17,791,479)		17,791,479

Total Investments - 112.9% (identified cost $66,033,765)		72,602,659
Other Assets and Liabilities - (12.9)%		(8,300,672)

Total Net Assets - 100.0%		$64,301,987

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 95.9%

Consumer Discretionary - 13.9%

Advertising - 1.3%
Interpublic Group of Cos., Inc. (1)	307,100	$3,663,703
Apparel Retail - 0.9%
Limited Brands, Inc. (1)	67,340	2,690,906
Cable & Satellite - 1.4%
Liberty Global, Inc. (1) (2)	87,956	3,962,418
Catalog Retail - 1.9%
Liberty Media Corp.-Interactive (2)	307,100	5,592,291
Department Stores - 1.4%
Kohl’s Corp.	78,100	4,158,044
Household Appliances - 1.6%
Whirlpool Corp. (1)	55,200	4,625,760
Internet Retail - 2.6%
Expedia, Inc.	262,400	7,349,824
Leisure Products - 1.6%
Mattel, Inc. (1)	170,200	4,492,429
Specialty Stores - 1.2%
Staples, Inc.	197,800	3,326,996

Total Consumer Discretionary		39,862,371

Consumer Staples - 4.5%

Food Retail - 3.1%
Kroger Co. (1)	189,800	4,710,836
Safeway, Inc.	167,300	4,132,310

		8,843,146

Packaged Foods & Meats - 1.4%
ConAgra Foods, Inc.	159,100	4,045,913

Total Consumer Staples		12,889,059

Energy - 10.1%

Oil & Gas-Drilling - 1.5%
Noble Corp. (1)	104,200	4,362,854
Oil & Gas-Equipment & Services - 0.9%
Tidewater, Inc.	44,300	2,420,995
Oil & Gas-Exploration & Production - 7.7%
EQT Corp. (1)	110,900	6,008,562
Forest Oil Corp. (2)	130,400	3,898,960
Noble Energy, Inc.	38,800	3,616,160
QEP Resources, Inc.	116,800	5,080,800
SandRidge Energy, Inc. (1) (2)	312,000	3,531,840

		22,136,322

Total Energy		28,920,171

Financials - 21.4%

Asset Management & Custody Banks - 4.6%
Affiliated Managers Group, Inc. (1) (2)	47,900	5,064,467
Ameriprise Financial, Inc.	70,200	4,298,346
Invesco Ltd. (1)	157,600	3,887,992

		13,250,805

Consumer Finance - 1.0%
Discover Financial Services	126,000	3,003,840
Diversified Banks - 1.1%
Comerica, Inc.	84,700	3,058,517
Investment Banking & Brokerage - 1.6%
TD Ameritrade Holding Corp. (1)	208,200	4,486,710
Life & Health Insurance - 1.9%
Lincoln National Corp. (1)	162,000	4,754,700
Principal Financial Group, Inc. (1)	17,400	544,098

		5,298,798
Office REIT’s - 1.3%
Mack-Cali Realty Corp. (1)	104,600	3,698,656
Property & Casualty Insurance - 2.2%
Axis Capital Holdings, Ltd.	125,000	4,117,500
Hanover Insurance Group, Inc.	55,900	2,295,254

		6,412,754
Regional Banks - 3.6%
Fifth Third Bancorp	344,110	4,494,077
Popular, Inc. (2)	1,990,100	5,771,290

		10,265,367
Reinsurance - 3.1%
PartnerRe Ltd.	54,600	4,086,264
Reinsurance Group of America, Inc. (1)	74,700	4,745,691

		8,831,955
Specialized REIT’s - 1.0%
Sovran Self Storage, Inc. (1)	67,800	2,844,888

Total Financials		61,152,290

Healthcare - 9.5%

Healthcare Distributors - 1.7%
AmerisourceBergen Corp.	115,500	4,760,910
Healthcare Facilities - 1.7%
Community Health Systems, Inc. (1) (2)	171,950	4,924,648
Healthcare Services - 1.4%
DaVita, Inc. (2)	49,200	4,135,260
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. (2)	74,100	4,849,845
Managed Healthcare - 3.0%
CIGNA Corp. (1)	102,900	5,133,681
Coventry Health Care, Inc. (2)	100,700	3,542,626

		8,676,307

Total Healthcare		27,346,970

Industrials - 13.2%

Aerospace & Defense - 1.7%
L-3 Communications Holdings, Inc. (1)	59,300	4,841,845
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (1) (2)	92,500	4,260,550
Construction & Farm Machinery & Heavy Trucks - 1.2%
Oshkosh Corp. (2)	120,600	3,340,620
Diversified Support Services - 1.3%
Cintas Corp. (1)	114,450	3,759,682
Electrical Components & Equipment - 1.0%
Thomas & Betts Corp. (1) (2)	51,400	2,814,150

Environmental & Facilities Services - 1.2%
Republic Services, Inc. (1)	109,000	3,435,680
Human Resource & Employment Services - 1.5%
Manpower, Inc.	71,100	4,346,343
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	100,400	4,879,440
Industrial Machinery - 1.1%
Eaton Corp.	61,200	3,162,204
Marine - 1.0%
Diana Shipping, Inc. (2)	254,900	2,928,801

Total Industrials		37,769,315

Information Technology - 12.1%

Communications Equipment - 2.6%
ARRIS Group, Inc. (1) (2)	309,100	3,489,739
InterDigital, Inc. (1)	87,700	3,771,977

		7,261,716
Computer Storage & Peripherals - 2.9%
Lexmark International, Inc., Class A (2)	140,800	4,193,024
Seagate Technology	245,000	4,116,000

		8,309,024
Consulting & Other Services - 1.6%
Amdocs, Ltd. (2)	151,100	4,599,484
Data Processing & Outsourced Services - 2.5%
Computer Sciences Corp.	82,900	3,306,881
Western Union Co.	187,800	3,861,168

		7,168,049
Office Electronics - 0.9%
Xerox Corp.	254,800	2,601,508
Technology Distributors - 1.6%
Ingram Micro, Inc. (1) (2)	245,600	4,668,856

Total Information Technology		34,608,637

Materials - 5.5%

Commodity Chemicals - 1.7%
Kronos Worldwide, Inc.	161,600	4,870,624
Fertilizers & Agricultural Chemicals - 1.1%
CF Industries Holdings, Inc.	21,100	3,244,758
Paper Products - 1.3%
International Paper Co.	113,700	3,549,714
Steel - 1.4%
Reliance Steel & Aluminum Co.	76,800	3,955,968

Total Materials		15,621,064

Telecommunication Services - 1.4%

Integrated Telecommunication Services - 1.4%
CenturyLink, Inc.	90,446	3,906,363

Utilities - 4.3%

Electric Utilities - 1.5%
Edison International	110,700	4,357,152
Multi-Utilities - 2.8%
CMS Energy Corp. (1)	208,100	4,149,514
Sempra Energy (1)	68,600	3,784,662

		7,934,176

Total Utilities		12,291,328

Total Common Stocks (identified cost $215,144,419)		274,367,568

Short-Term Investments - 26.6%

Collateral Pool Investment for Securities on Loan - 22.6%
(See Note 2 of the Schedule of Investments)		64,809,967

Repurchase Agreement - 4.0%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $11,406,142 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $11,634,953 (at amortized cost)	$11,406,114	11,406,114

Total Short-Term Investments (identified cost $76,216,081)		76,216,081

Total Investments - 122.5% (identified cost $291,360,500)		350,583,649
Other Assets and Liabilities - (22.5)%		(64,484,296)

Total Net Assets - 100.0%		$286,099,353

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.2%

Consumer Discretionary - 13.8%

Apparel Retail - 2.2%
ANN, Inc. (1) (2)	129,700	$3,651,055
Limited Brands, Inc. (1)	78,300	3,128,868

		6,779,923
Apparel, Accessories & Luxury Goods - 2.6%
Coach, Inc.	70,400	4,481,664
Phillips-Van Heusen Corp. (1)	56,070	3,698,938

		8,180,602
Auto Parts & Equipment - 1.2%
Lear Corp.	71,700	3,643,794
Automotive Retail - 0.8%
O’Reilly Automotive, Inc. (1) (2)	39,100	2,350,301
Broadcasting - 1.0%
Discovery Communications, Inc., Class A (1) (2)	70,300	3,062,268
Department Stores - 0.7%
Kohl’s Corp.	43,100	2,294,644
General Merchandise Stores - 1.1%
Dollar Tree, Inc. (2)	53,500	3,410,090
Hotels, Resorts & Cruise Lines - 2.5%
Marriott International, Inc., Class A (1)	92,300	3,489,863
Wyndham Worldwide Corp.	118,000	4,107,580

		7,597,443
Housewares & Specialties - 1.7%
Jarden Corp.	153,200	5,368,128

Total Consumer Discretionary		42,687,193

Consumer Staples - 0.8%

Soft Drinks - 0.8%
Heckmann Corp. (1) (2)	397,800	2,386,800

Energy - 10.8%

Oil & Gas-Exploration & Production - 10.8%
Advantage Oil & Gas, Ltd. (1) (2)	590,200	4,957,680
Energy XXI (Bermuda), Ltd. (1) (2)	338,205	11,603,813
Gulfport Energy Corp. (2)	512,805	15,173,900
McMoRan Exploration Co. (1) (2)	91,500	1,685,430

Total Energy		33,420,823

Financials - 2.8%

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	57,100	3,496,233
Mortgage REIT’s - 0.5%
Annaly Capital Management, Inc. (1)	81,300	1,473,969
Real Estate Services - 1.2%
Jones Lang LaSalle, Inc.	38,500	3,740,275

Total Financials		8,710,477

Healthcare - 14.4%

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (1) (2)	64,600	3,063,332
Dendreon Corp. (1) (2)	74,400	3,153,816

		6,217,148
Healthcare Equipment - 0.8%
Edwards Lifesciences Corp. (1) (2)	27,375	2,428,984
Healthcare Facilities - 1.5%
Universal Health Services, Inc., Class B	86,800	4,729,732
Healthcare Services - 0.8%
Express Scripts, Inc. (1) (2)	44,500	2,650,420
Healthcare Technology - 1.0%
Cerner Corp. (1) (2)	26,600	3,194,660
Life Sciences Tools & Services - 2.7%
Covance, Inc. (1) (2)	33,300	1,960,038
Mettler-Toledo International, Inc. (2)	15,800	2,644,446
Pharmaceutical Product Development, Inc.	127,300	3,672,605

		8,277,089
Managed Healthcare - 0.8%
AMERIGROUP Corp. (1) (2)	34,100	2,418,031
Pharmaceuticals - 4.8%
Mylan, Inc. (1) (2)	122,600	2,886,617
Shire PLC, ADR (1)	34,000	3,250,060
Valeant Pharmaceuticals International (1)	75,533	3,954,908
Watson Pharmaceuticals, Inc. (1) (2)	72,400	4,658,940

		14,750,525

Total Healthcare		44,666,589

Industrials - 20.8%

Aerospace & Defense - 3.2%
Empresa Brasileira de Aeronautica SA, ADR	75,200	2,428,208
Goodrich Corp.	40,800	3,561,432
Triumph Group, Inc.	40,300	3,768,856

		9,758,496
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc. (2)	64,600	4,088,534
Construction & Farm Machinery & Heavy Trucks - 1.9%
Joy Global, Inc.	40,200	3,603,930
Meritor, Inc. (1) (2)	136,800	2,258,568

		5,862,498
Electrical Components & Equipment - 4.7%
AMETEK, Inc.	105,050	4,568,624
Cooper Industries, PLC	46,800	2,941,380
Rockwell Automation, Inc. (1)	46,300	3,847,993
Roper Industries, Inc. (1)	39,500	3,297,065

		14,655,062
Industrial Conglomerates - 1.0%
Tyco International, Ltd.	62,200	3,069,570
Industrial Machinery - 4.3%
IDEX Corp. (1)	71,500	3,241,810
Parker Hannifin Corp. (1)	41,200	3,660,620
Snap-On, Inc.	64,700	3,902,704
Timken Co.	49,500	2,555,190

		13,360,324
Railroads - 1.3%
Kansas City Southern (1) (2)	65,550	3,860,240

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	43,000	2,988,930
Trucking - 2.1%
Hertz Global Holdings, Inc. (1) (2)	212,300	3,428,645
J.B. Hunt Transport Services, Inc.	66,700	3,058,195

		6,486,840

Total Industrials		64,130,494

Information Technology - 26.0%

Application Software - 5.3%
Ebix, Inc. (2)	487,700	9,656,460
Informatica Corp. (2)	53,100	3,114,846
Intuit, Inc. (2)	67,000	3,615,990

		16,387,296
Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp., Class A (2)	47,100	3,581,484
Data Processing & Outsourced Services - 5.0%
Alliance Data Systems Corp. (1) (2)	29,300	2,752,149
NeuStar, Inc., Class A (2)	241,600	6,465,216
VeriFone Systems, Inc. (1) (2)	78,900	3,797,457
Western Union Co.	124,000	2,549,440

		15,564,262
Electronic Components - 0.9%
Amphenol Corp., Class A	49,900	2,697,594
Internet Software & Services - 3.9%
IntraLinks Holdings, Inc. (2)	151,700	3,132,605
QuinStreet, Inc. (1) (2)	247,600	3,827,896
Rackspace Hosting, Inc. (1) (2)	59,800	2,631,200
WebMD Health Corp. (1) (2)	54,100	2,579,488

		12,171,189
Semiconductor Equipment - 0.8%
ASML Holding N.V.	64,800	2,527,848
Semiconductors - 3.4%
Atmel Corp. (1) (2)	307,500	4,618,650
Cavium Networks, Inc. (1) (2)	55,300	2,459,744
Cypress Semiconductor Corp. (2)	145,700	3,412,294

		10,490,688
Systems Software - 5.5%
Check Point Software Technologies, Ltd. (1) (2)	72,400	3,976,208
Progress Software Corp. (1) (2)	114,350	3,095,454
Red Hat, Inc. (1) (2)	61,000	2,659,600
Rovi Corp. (1) (2)	122,900	7,123,284

		16,854,546

Total Information Technology		80,274,907

Materials - 4.6%

Commodity Chemicals - 1.3%
Celanese Corp. (1)	73,700	3,839,033
Diversified Chemicals - 0.8%
FMC Corp. (1)	30,100	2,538,935
Diversified Metals & Mining - 1.7%
Thompson Creek Metals Co., Inc. (2)	494,400	5,369,184
Industrial Gases - 0.8%
Praxair, Inc.	22,400	2,370,816

Total Materials		14,117,968

Telecommunication Services - 3.2%

Wireless Telecommunication Services - 3.2%
American Tower Corp., Class A (2)	68,800	3,817,024

Crown Castle International Corp. (2)	76,900	3,184,429
NII Holdings, Inc. (1) (2)	64,400	2,811,704

Total Telecommunication Services		9,813,157

Total Common Stocks (identified cost $222,105,386)		300,208,408

Short-Term Investments - 34.6%

Collateral Pool Investment for Securities on Loan - 31.8%
(See Note 2 of the Schedule of Investments)		98,258,379

Repurchase Agreement - 2.8%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $8,631,209 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $8,804,208 (at amortized cost)	$8,631,188	8,631,188

Total Short-Term Investments (identified cost $106,889,567)		106,889,567

Total Investments - 131.8% (identified cost $328,994,953)		407,097,975
Other Assets and Liabilities - (31.8)%		(98,188,753)

Total Net Assets - 100.0%		$308,909,222

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 94.8%

Consumer Discretionary - 12.5%

Apparel Retail - 2.1%
ANN, Inc. (1) (2)	8,400	$236,460
The Finish Line, Inc., Class A (1)	15,300	352,818

		589,278
Apparel, Accessories & Luxury Goods - 1.3%
The Warnaco Group, Inc. (1) (2)	6,800	375,020
Auto Parts & Equipment - 0.8%
American Axle & Manufacturing Holdings, Inc. (2)	20,400	235,824
Broadcasting - 0.9%
Sinclair Broadcast Group, Inc., Class A	25,600	246,272
Department Stores - 1.0%
Dillard’s, Inc., Class A (1)	5,300	297,807
Household Appliances - 1.1%
Helen of Troy, Ltd. (1) (2)	9,700	314,183
Housewares & Specialties - 1.0%
American Greetings Corp., Class A	12,100	290,400
Leisure Products - 1.0%
JAKKS Pacific, Inc. (1) (2)	14,300	283,569
Publishing - 1.4%
Valassis Communications, Inc. (1) (2)	13,300	386,099
Restaurants - 1.0%
Bob Evans Farms, Inc.	8,800	275,880
Specialty Stores - 0.9%
OfficeMax, Inc. (1) (2)	29,100	243,276

Total Consumer Discretionary		3,537,608

Consumer Staples - 3.6%

Agricultural Products - 1.5%
Darling International, Inc. (1) (2)	22,300	427,045
Packaged Foods & Meats - 0.9%
Chiquita Brands International, Inc. (2)	18,100	269,690
Personal Products - 1.2%
Nu Skin Enterprises, Inc., Class A (1)	8,700	340,083

Total Consumer Staples		1,036,818

Energy - 7.8%
Coal & Consumable Fuels - 1.2%
Cloud Peak Energy, Inc. (2)	15,900	337,716
Oil & Gas-Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc. (2)	17,400	304,848
Matrix Service Co. (1) (2)	14,500	193,865

		498,713
Oil & Gas-Exploration & Production - 4.8%
Berry Petroleum Co., Class A	6,700	351,147
Bill Barrett Corp. (2)	9,000	401,130
Penn Virginia Corp. (1)	25,400	370,586
VAALCO Energy, Inc. (2)	33,700	239,270

		1,362,133

Total Energy		2,198,562

Financials - 22.7%

Asset Management & Custody Banks - 2.6%
Calamos Asset Management, Inc., Class A	25,800	386,742
Fifth Street Finance Corp. (1)	27,900	344,007

		730,749

Consumer Finance - 1.3%
Nelnet, Inc., Class A	16,600	365,034
Life & Health Insurance - 1.5%
American Equity Investment Life Holding Co. (1)	33,300	432,567
Mortgage REIT’s - 1.6%
Walter Investment Management Corp.	26,500	464,280
Office REIT’s - 1.2%
CoreSite Realty Corp.	18,900	334,530
Property & Casualty Insurance - 2.2%
Argo Group International Holdings, Ltd.	7,600	224,580
Tower Group, Inc. (1)	15,900	386,370

		610,950
Regional Banks - 3.9%
IBERIABANK Corp. (1)	6,700	393,625
Nara Bancorp, Inc. (1) (2)	41,100	348,939
PrivateBancorp, Inc. (1)	21,700	355,229

		1,097,793
Reinsurance - 2.0%
Enstar Group, Ltd. (2)	3,100	315,363
Montpelier Re Holdings, Ltd. (1)	13,700	257,697

		573,060
Specialized REIT’s - 3.5%
DiamondRock Hospitality Co. (1)	30,400	349,600
LaSalle Hotel Properties (1)	13,000	363,740
Sovran Self Storage, Inc. (1)	7,000	293,720

		1,007,060
Thrifts & Mortgage Finance - 2.9%
Northwest Bancshares, Inc.	30,900	387,795
Ocwen Financial Corp. (1) (2)	36,500	438,730

		826,525

Total Financials		6,442,548

Healthcare - 7.6%

Healthcare Equipment - 1.1%
Greatbatch, Inc. (1) (2)	10,700	309,765
Healthcare Facilities - 1.4%
Health Management Associates, Inc., Class A (2)	34,200	389,880
Life Sciences Tools & Services - 1.0%
PAREXEL International Corp. (1) (2)	11,600	291,972
Managed Healthcare - 1.1%
HealthSpring, Inc. (1) (2)	7,300	320,105
Pharmaceuticals - 3.0%
Medicis Pharmaceutical Corp., Class A (1)	11,300	423,411
Par Pharmaceutical Cos., Inc. (2)	11,920	409,571

		832,982

Total Healthcare		2,144,704

Industrials - 15.8%

Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	3,900	278,967
Moog, Inc., Class A (1) (2)	7,600	311,980

		590,947
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (1) (2)	4,000	253,160
Commercial Printing - 1.4%
Deluxe Corp. (1)	15,600	401,544
Construction & Engineering - 2.1%
EMCOR Group, Inc. (1) (2)	10,600	321,922
Insituform Technologies, Inc., Class A (2)	10,400	268,424

		590,346
Human Resource & Employment Services - 0.9%
Heidrick & Struggles International, Inc. (1)	12,500	261,875
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	8,000	388,800
Standex International Corp. (1)	7,600	252,472

		641,272
Industrial Machinery - 2.8%
Kaydon Corp. (1)	6,800	247,316
LB Foster Co., Class A	6,600	239,316
Mueller Industries, Inc. (1)	8,000	297,440

		784,072
Marine - 1.1%
Diana Shipping, Inc. (2)	27,200	312,528
Railroads - 0.9%
RailAmerica, Inc. (2)	17,200	270,212
Research & Consulting Services - 1.3%
FTI Consulting, Inc. (1) (2)	9,400	358,798

Total Industrials		4,464,754

Information Technology - 15.3%

Application Software - 1.1%
Quest Software, Inc. (2)	13,300	301,843
Communications Equipment - 3.2%
ARRIS Group, Inc. (1) (2)	35,600	401,924
InterDigital, Inc. (1)	12,000	516,120

		918,044
Computer Storage & Peripherals - 1.0%
Imation Corp. (2)	30,100	292,572
Consulting & Other Services - 1.2%
ManTech International Corp. (1)	7,700	346,654
Data Processing & Outsourced Services - 3.0%
CSG Systems International, Inc. (1) (2)	20,600	393,254
NeuStar, Inc., Class A (1) (2)	16,700	446,892

		840,146
Electronic Components - 1.4%
Power-One, Inc. (1) (2)	47,200	396,008
Internet Software & Services - 1.0%
EarthLink, Inc.	34,100	269,220
Semiconductor Equipment - 2.4%
Tessera Technologies, Inc. (1) (2)	19,900	344,270
Veeco Instruments, Inc. (1) (2)	5,800	334,022

		678,292

Technology Distributors - 1.0%
SYNNEX Corp. (1) (2)	8,790	287,785

Total Information Technology		4,330,564

Materials - 8.1%
Commodity Chemicals - 1.1%
TPC Group, Inc. (2)	8,550	311,049
Paper Packaging - 1.2%
Graphic Packaging Corp. (1) (2)	61,300	335,924
Paper Products - 1.2%
KapStone Paper and Packaging Corp. (2)	20,000	329,000
Precious Metals & Minerals - 0.9%
Stillwater Mining Co. (1) (2)	12,800	259,200
Specialty Chemicals - 3.7%
Chemtura Corp. (2)	15,700	299,085
OM Group, Inc. (1) (2)	9,300	346,704
W.R. Grace & Co. (2)	8,600	402,394

		1,048,183

Total Materials		2,283,356

Utilities - 1.4%

Electric Utilities - 1.4%
Portland General Electric Co. (1)	15,000	389,550

Total Common Stocks (identified cost $26,234,774)		26,828,464

Short-Term Investments - 49.0%

Collateral Pool Investment for Securities on Loan - 44.0%
(See Note 2 of the Schedule of Investments)		12,464,431

Repurchase Agreement - 5.0%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $1,423,116 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $1,451,869 (at amortized cost)	$1,423,113	1,423,113

Total Short-Term Investments (identified cost $13,887,544)		13,887,544

Total Investments - 143.8% (identified cost $40,122,318)		40,716,008
Other Assets and Liabilities - (43.8)%		(12,401,086)

Total Net Assets - 100.0%		$28,314,922

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.9%

Consumer Discretionary - 11.2%

Apparel Retail - 2.7%
ANN, Inc. (1) (2)	272,900	$7,682,135
Brown Shoe Co., Inc. (1)	906,800	9,349,108

		17,031,243
Apparel, Accessories & Luxury Goods - 1.7%
Perry Ellis International, Inc. (2)	355,800	11,102,739
Auto Parts & Equipment - 1.8%
Amerigon, Inc. (1) (2)	189,900	3,158,037
Dana Holding Corp. (1) (2)	479,050	8,680,386

		11,838,423
Automotive Retail - 1.1%
Lithia Motors, Inc., Class A (4)	21,000	375,900
Sonic Automotive, Inc., Class A	494,200	6,459,194

		6,835,094
Household Appliances - 0.9%
Helen of Troy, Ltd. (1) (2)	182,800	5,920,892
Housewares & Specialties - 1.9%
Jarden Corp. (1)	356,100	12,477,744
Restaurants - 1.1%
Biglari Holdings, Inc. (2)	18,285	7,285,658

Total Consumer Discretionary		72,491,793

Consumer Staples - 1.4%

Soft Drinks - 1.4%
Heckmann Corp. (1) (2)	1,541,800	9,250,800

Energy - 11.8%

Oil & Gas-Exploration & Production - 11.8%
Energy XXI (Bermuda), Ltd. (1) (2)	681,405	23,379,006
Gulfport Energy Corp. (1) (2)	1,059,134	31,339,775
Rex Energy Corp. (1) (2)	1,638,500	21,398,810

Total Energy		76,117,591

Financials - 7.7%

Asset Management & Custody Banks - 4.7%
Internet Capital Group, Inc. (2)	509,000	6,632,270
Safeguard Scientifics, Inc. (1) (2) (12)	1,230,900	24,027,168

		30,659,438
Investment Banking & Brokerage - 0.3%
LaBranche & Co., Inc. (1) (2)	430,676	1,739,931
Mortgage REIT’s - 0.7%
PennyMac Mortgage Investment Trust, REIT	261,800	4,468,926
Property & Casualty Insurance - 0.9%
Assured Guaranty, Ltd. (1)	344,700	5,866,794
Specialized REIT’s - 1.1%
LaSalle Hotel Properties (1)	262,200	7,336,356

Total Financials		50,071,445

Healthcare - 15.0%

Biotechnology - 0.7%
United Therapeutics Corp. (1) (2)	72,600	4,687,782
Healthcare Equipment - 4.2%
DexCom, Inc. (1) (2)	370,600	5,844,362
NxStage Medical, Inc. (1) (2)	342,880	6,449,573
Thoratec Corp. (1) (2)	99,300	3,452,661
Volcano Corp. (1) (2)	202,600	6,367,718
Zoll Medical Corp. (1) (2)	76,900	4,676,289

		26,790,603
Healthcare Facilities - 3.1%
Emeritus Corp. (1) (2)	215,900	5,052,060
Hanger Orthopedic Group, Inc. (2)	276,700	6,959,005
Health Management Associates, Inc., Class A (1) (2)	706,300	8,051,820

		20,062,885
Healthcare Services - 1.9%
HMS Holdings Corp. (1) (2)	65,500	5,112,930
MEDNAX, Inc. (2)	97,000	7,289,550

		12,402,480
Healthcare Technology - 0.7%
Quality Systems, Inc. (1)	53,600	4,613,888
Life Sciences Tools & Services - 1.8%
PAREXEL International Corp. (1) (2)	134,200	3,377,814
Pharmaceutical Product Development, Inc.	277,300	8,000,105

		11,377,919
Managed Healthcare - 1.9%
Centene Corp. (2)	154,100	5,362,680
Molina Healthcare, Inc. (1) (2)	257,850	7,008,363

		12,371,043
Pharmaceuticals - 0.7%
Salix Pharmaceuticals, Ltd. (1) (2)	110,100	4,407,303

Total Healthcare		96,713,903

Industrials - 17.6%

Aerospace & Defense - 2.3%
BE Aerospace, Inc. (2)	197,900	7,405,418
Triumph Group, Inc.	81,900	7,659,288

		15,064,706
Air Freight & Logistics - 2.3%
Air Transport Services Group, Inc. (2)	800,400	5,962,980
Atlas Air Worldwide Holdings, Inc. (2)	137,100	8,677,059

		14,640,039
Construction & Engineering - 1.1%
Aecom Technology Corp. (1) (2)	241,900	6,935,273
Construction & Farm Machinery & Heavy Trucks - 0.7%
Meritor, Inc. (1) (2)	294,000	4,853,940
Human Resource & Employment Services - 2.5%
Kforce, Inc. (2)	348,900	4,706,661
Korn/Ferry International (1) (2)	299,000	6,386,640
SFN Group, Inc. (1) (2)	468,400	4,866,676

		15,959,977
Industrial Conglomerates - 0.8%
Standex International Corp.	163,200	5,421,504
Industrial Machinery - 4.5%
Actuant Corp., Class A (1)	300,600	7,557,084
Altra Holdings, Inc. (2)	260,511	6,864,465
Gardner Denver, Inc. (1)	91,000	7,623,980
Trimas Corp. (1) (2)	339,600	6,927,840

		28,973,369

Trading Companies & Distributors - 3.4%
MSC Industrial Direct Co., Inc., Class A	96,600	6,714,666
United Rentals, Inc. (1) (2)	303,600	8,300,424
Watsco, Inc. (1)	100,500	6,727,470

		21,742,560

Total Industrials		113,591,368

Information Technology - 25.5%

Application Software - 6.9%
Blackboard, Inc. (1) (2)	232,700	10,027,043
Ebix, Inc. (2)	1,087,550	21,533,490
NICE Systems, Ltd., ADR (2)	180,400	6,422,240
Taleo Corp., Class A (1) (2)	170,900	6,379,697

		44,362,470
Communications Equipment - 1.8%
Aruba Networks, Inc. (1) (2)	203,800	5,791,996
NETGEAR, Inc. (1) (2)	147,500	6,172,875

		11,964,871
Computer Storage & Peripherals - 0.9%
Electronics for Imaging, Inc. (2)	311,300	5,618,965
Consulting & Other Services - 0.7%
CIBER, Inc. (2)	703,300	4,290,130
Data Processing & Outsourced Services - 2.0%
NeuStar, Inc., Class A (1) (2)	491,700	13,157,892
Internet Software & Services - 5.9%
Ancestry.com, Inc. (1) (2)	161,800	6,654,834
IntraLinks Holdings, Inc. (2)	320,450	6,617,292
QuinStreet, Inc. (1) (2)	777,200	12,015,512
Rackspace Hosting, Inc. (1) (2)	112,000	4,928,000
Zix Corp. (1) (2)	2,103,700	8,015,097

		38,230,735
Semiconductor Equipment - 1.5%
GT Solar International, Inc. (1) (2)	745,200	9,508,752
Semiconductors - 3.7%
Cavium Networks, Inc. (1) (2)	117,300	5,217,504
Ceva, Inc. (1) (2)	96,300	3,305,979
Cypress Semiconductor Corp. (1) (2)	319,100	7,473,322
Microsemi Corp. (1) (2)	367,300	8,098,965

		24,095,770
Systems Software - 2.1%
Ariba, Inc. (1) (2)	221,500	7,429,110
Progress Software Corp. (1) (2)	232,600	6,296,482

		13,725,592

Total Information Technology		164,955,177

Materials - 6.7%

Diversified Metals & Mining - 2.3%
Thompson Creek Metals Co., Inc. (1) (2)	1,364,400	14,817,384
Gold - 1.8%
Northgate Minerals Corp. (1) (2)	4,060,300	11,856,076
Paper Products - 1.3%
Buckeye Technologies, Inc.	322,300	8,208,981
Precious Metals & Minerals - 1.3%
Stillwater Mining Co. (1) (2)	408,000	8,262,000

Total Materials		43,144,441

Telecommunication Services - 1.0%

Wireless Telecommunication Services - 1.0%
SBA Communications Corp. (1) (2)	167,200	6,569,288

Total Common Stocks (identified cost $513,738,126)		632,905,806

Short-Term Investments - 40.3%

Collateral Pool Investment for Securities on Loan - 38.9%
(See Note 2 of the Schedule of Investments)		251,063,710

Repurchase Agreement - 1.4%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $9,254,936 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $9,440,150 (at amortized cost)	$9,254,913	9,254,913

Total Short-Term Investments (identified cost $260,318,623)		260,318,623

Total Investments - 138.2% (identified cost $774,056,749)		893,224,429
Other Assets and Liabilities - (38.2)%		(247,019,645)

Total Net Assets - 100.0%		$646,204,784

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares, Rights or Principal Amount	Value
Common Stocks - 93.7%

Australia - 3.7%
Caltex Australia, Ltd.	16,042	$242,424
Credit Corp. Group, Ltd.	7,862	41,882
Data#3, Ltd.	2,219	30,976
McPherson’s, Ltd.	6,231	20,701
National Australia Bank, Ltd.	34,786	985,494
Patties Foods, Ltd.	5,197	9,438
Rio Tinto, Ltd.	10,015	874,513
Ruralco Holdings, Ltd.	2,913	10,587
Santos, Ltd.	42,151	666,139
Thorn Group, Ltd.	30,900	68,641

		2,950,795
Austria - 0.7%
OMV AG	12,909	536,643
Belgium - 0.1%
KBC Groep NV	2,096	88,774
Recticel SA	1,940	21,661

		110,435
Bermuda - 1.5%
Alco Holdings, Ltd.	233,000	106,094
Allan International Holdings, Ltd.	48,000	22,851
Champion Technology Holdings, Ltd.	356,000	7,393
Dickson Concepts International, Ltd.	18,500	14,588
Dragon Hill Wuling Automobile Holdings, Ltd. (2)	110,000	16,141
Emperor Entertainment Hotel, Ltd.	65,000	16,415
Emperor International Holdings, Ltd.	22,750	5,093
Esprit Holdings, Ltd.	73,874	278,162
Fairwood, Ltd.	94,000	129,841
First Pacific Co., Ltd.	62,000	53,507
Hongkong Land Holdings, Ltd.	8,000	59,285
Kingmaker Footwear Holdings, Ltd.	188,000	40,357
Li & Fung, Ltd. (2)	168,836	378,350
Sing Tao News Corp., Ltd.	102,000	29,869
Victory City International Holdings, Ltd.	234,000	48,765

		1,206,711
Brazil - 0.9%
Banco Santander Brasil SA, ADR	24,337	276,468
Petroleo Brasileiro SA, ADR	2,619	90,696
Vale SA, ADR	11,572	373,313

		740,477
British Virgin Islands - 0.0%
Nam Tai Electronics, Inc.	5,700	35,226
Canada - 1.9%
Canadian Natural Resources, Ltd.	6,300	274,213
Cogeco, Inc.	600	26,134
FirstService Corp. (2)	713	26,374
High Liner Foods, Inc.	600	9,580
Research In Motion, Ltd. (2)	7,821	335,130
Sun Life Financial, Inc.	7,600	238,860
Telus Corp.	12,000	627,342

		1,537,633

Cayman Islands - 0.0%
China Sky Chemical Fibre Co., Ltd. (2)	95,000	10,017
Digitalhongkong.com (2)	675	114
Luen Thai Holdings, Ltd.	96,000	9,522
Vedan International (Holdings), Ltd.	184,000	15,154

		34,807
China - 1.1%
China Petroleum & Chemical Corp., Class H	86,000	85,903
Dongfeng Motor Group Co., Ltd., Class H	120,794	213,680
Industrial & Commercial Bank of China, Ltd., Class H (2)	379,667	320,049
PetroChina Co., Ltd., Class H	159,515	230,346

		849,978
Cyprus - 0.3%
Bank of Cyprus Public Co., Ltd.	62,472	206,983
Denmark - 0.7%
A P Moller - Maersk A/S, Class B	57	550,510
Finland - 0.5%
Digia PLC	6,702	36,575
Stora Enso OYJ, R Shares	33,143	371,148

		407,723
France - 7.8%
Alstom SA (1)	11,105	689,370
BNP Paribas SA	20,461	1,600,808
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	834	23,154
Cegid Group	627	20,150
CNP Assurances	6,358	129,663
France Telecom SA	1,888	43,271
Groupe Steria SCA	486	14,698
LDC SA	137	15,085
Les Nouveaux Constructeurs Investissement SA	1,833	23,909
Linedata Services	2,266	41,632
Parrot SA (2)	1,159	45,250
Peugeot SA (1) (2)	10,370	441,361
Sanofi	19,128	1,517,599
Tessi SA	468	49,130
Total SA	5,324	308,167
Vallourec SA	5,063	637,614
Vivendi SA	23,002	644,993

		6,245,854
Germany - 8.5%
Aixtron SE (1)	15,138	600,755
Aleo Solar AG (2)	1,381	47,085
Allianz SE	10,772	1,489,497
Amadeus Fire AG	3,068	132,188
BASF SE	9,158	846,140
Bavaria Industriekapital AG	668	13,415
Centrosolar Group AG (2)	6,758	42,942
Cewe Color Holding AG	400	19,232
Daimler AG (1)	10,200	720,353
Deutsche Bank AG	15,159	903,443
Deutsche Lufthansa AG	510	11,094
Elmos Semiconductor AG	1,614	27,852
Fresenius SE & Co. KGaA	6,048	636,807
Muenchener Rueckversicherungs - Gesellschaft AG	4,447	683,919
Nemetschek AG	10	474
QSC AG (2)	28,884	124,358
SAP AG	8,885	552,871

		6,852,425
Greece - 0.0%
Public Power Corp. SA	2,438	32,365

Hong Kong - 1.5%
CLP Holdings, Ltd.	8,500	72,279
CNOOC, Ltd.	164,827	416,525
Hong Kong Ferry (Holdings) Co., Ltd.	19,000	17,568
Hutchison Whampoa, Ltd.	56,041	649,156
Lippo, Ltd.	53,255	23,508

		1,179,036
India - 0.9%
Bharti Airtel, Ltd.	26,758	222,176
Canara Bank	630	7,648
Housing Development Finance Corp., Ltd.	19,973	303,640
State Bank of India	414	21,149
Sterlite Industries India, Ltd.	45,726	173,952
Union Bank of India	3,059	21,731
Vijaya Bank	5,359	8,394

		758,690
Indonesia - 0.3%
Gajah Tunggal Tbk PT	644,000	224,527
Ireland - 0.1%
Ryanair Holdings PLC, ADR	2,027	59,594
Italy - 2.3%
Enel SpA (1)	135,469	931,258
Fiat Industrial SpA (2)	46,468	614,606
Servizi Italia SpA	1,699	16,692
Telecom Italia SpA (1)	220,883	313,667

		1,876,223
Japan - 16.3%
Aeon Co., Ltd.	1,500	17,323
Aeon Fantasy Co., Ltd.	1,600	17,557
Aeon Hokkaido Corp. (2)	2,300	9,460
Ahresty Corp.	2,500	18,242
Alpen Co., Ltd.	1,600	26,154
Alps Logistics Co., Ltd.	700	6,979
Arakawa Chemical Industries, Ltd.	898	7,806
Arc Land Sakamoto Co., Ltd.	3,400	46,164
Artnature, Inc.	6,200	60,110
Asahi Kogyosha Co., Ltd.	2,000	8,791
Asunaro Aoki Construction Co., Ltd.	1,500	7,566
AT-Group Co., Ltd.	1,000	11,998
Bando Chemical Industries, Ltd.	17,000	63,150
Best Bridal, Inc.	45	35,082
Best Denki Co., Ltd. (2)	7,000	17,606
BML, Inc.	1,500	36,866
Canon, Inc.	5,800	279,711
Central Automotive Products, Ltd.	3,000	15,236
Century Tokyo Leasing Corp.	6,200	105,696
Chuo Spring Co., Ltd.	2,000	6,836
Daihatsu Diesel Manufacturing Co., Ltd.	17,000	124,272
Daikoku Denki Co., Ltd.	2,300	22,056
Dainichi Co., Ltd.	4,100	31,621
Dainippon Screen Manufacturing Co., Ltd.	7,000	58,663
Daito Trust Construction Co., Ltd.	800	66,234
East Japan Railway Co.	6,800	397,592
EDION Corp.	8,300	71,048
Elpida Memory, Inc. (1) (2)	8,600	119,391
F-Tech, Inc.	1,200	17,951
Faith, Inc.	774	128,018
Fanuc Corp.	1,500	230,581
First Juken Co., Ltd.	2,900	21,509
Fuji Kiko Co., Ltd. (2)	8,000	25,525
FUJI SOFT, Inc.	2,100	29,761
Fujitsu Broad Solution & Consulting, Inc.	700	6,374
FuKoKu Co., Ltd.	3,400	28,715

Fukuda Corp.	3,000	8,221
Fukuda Denshi Co., Ltd.	1,400	43,152
Fuso Chemical Co., Ltd.	500	15,543
Future Architect, Inc.	42	18,119
Gamecard-Joyco Holdings, Inc. (2)	2,600	30,622
H-One Co., Ltd.	2,000	15,073
Happinet Corp.	2,100	24,358
Hitachi, Ltd.	87,000	499,090
Hokkan Holdings, Ltd.	10,000	28,352
Honda Motor Co., Ltd.	6,907	263,719
Horipro, Inc.	900	7,959
Iida Home Max	3,700	32,091
Inabata & Co., Ltd.	4,100	24,125
Information Services International-Dentsu, Ltd.	4,400	27,674
Itochu-Shokuhin Co., Ltd.	700	23,398
J Trust Co., Ltd.	3,700	13,826
Japan Tobacco, Inc.	110	425,461
JSP Corp.	900	15,172
K’s Holdings Corp.	5,300	200,843
Kamei Corp.	9,000	34,235
Kanto Auto Works, Ltd.	5,000	32,816
KAWADA TECHNOLOGIES, Inc.	1,300	20,995
Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	18,518
Kawasumi Laboratories, Inc.	7,000	44,875
Konishi Co., Ltd.	1,600	20,647
KRS Corp.	3,500	36,602
Kyodo Printing Co., Ltd.	10,000	23,455
Maezawa Kasei Industries Co., Ltd.	3,600	33,151
Mikuni Coca-Cola Bottling Co., Ltd.	5,100	43,801
Mimasu Semiconductor Industry Co., Ltd.	2,900	32,978
Mitani Corp.	800	9,962
Mitsubishi Corp.	13,728	347,441
Mitsubishi Electric Corp.	30,198	340,815
Mitsubishi UFJ Financial Group, Inc.	163,400	756,368
Mitsui & Co., Ltd.	16,364	279,895
NAC Co., Ltd.	800	13,811
NIC Corp.	2,900	12,141
Nichireki Co., Ltd.	8,000	35,706
NIFTY Corp.	36	46,340
Nihon Plast Co., Ltd.	1,100	8,537
Nippo Corp.	15,000	105,631
Nippon Antenna Co., Ltd.	1,200	8,706
Nippon Telegraph & Telephone Corp.	14,300	672,913
NIS Group Co., Ltd. (2)	45,200	4,486
Nishikawa Rubber Co., Ltd.	1,000	10,310
Nisshin Fudosan Co.	1,500	8,773
Nissin Sugar Manufacturing Co., Ltd.	17,000	38,099
Nitori Holdings Co., Ltd.	4,483	391,160
Nittan Valve Co., Ltd.	5,100	18,217
Nojima Corp.	4,043	35,019
Nomura Holdings, Inc.	72,572	366,205
Obayashi Road Corp.	28,000	60,280
Oita Bank, Ltd.	16,000	44,179
Pacific Industrial Co., Ltd.	4,000	18,648
Piolax, Inc.	5,500	122,630
PS Mitsubishi Construction Co., Ltd. (1)	4,100	16,129
Ricoh Leasing Co., Ltd.	1,100	23,614
Rokko Butter Co., Ltd.	3,000	16,456
Saison Information Systems Co., Ltd.	3,900	51,346
Sanoyas Hishino Meisho Corp.	2,400	8,686
Sanyo Housing Nagoya Co., Ltd.	26	24,627
Seiko PMC Corp.	600	1,992
Seino Holdings Corp.	1,000	7,116
Sekisui Jushi Corp.	3,000	29,387
Seria Co., Ltd.	5	14,276
Shidax Corp.	10,700	39,118
Shindengen Electric Manufacturing Co., Ltd.	4,000	19,191

Shinsei Bank, Ltd.	7,000	7,346
Shobunsha Publications, Inc.	1,100	7,869
Shoei Foods Corp.	1,000	6,246
Sojitz Corp.	20,900	38,980
Sony Corp.	300	8,026
Sony Financial Holdings, Inc.	20,164	367,824
SRA Holdings	1,500	13,900
Stanley Electric Co., Ltd.	20,773	343,026
Sumitomo Mitsui Financial Group, Inc.	45,419	1,315,985
Suncall Corp.	11,000	46,065
T&K Toka Co., Ltd.	1,700	21,422
Tachibana Eletech Co., Ltd.	3,400	31,337
Taiyo Elec Co., Ltd.	3,400	26,245
Takagi Securities Co., Ltd. (2)	7,000	7,524
Takeda Pharmaceutical Co., Ltd.	18,300	869,660
Teraoka Seisakusho Co., Ltd.	2,200	10,051
Toa Oil Co., Ltd.	23,000	28,716
Toa Road Corp.	31,000	60,241
Tokai Corp. (Gifu)	1,500	27,711
Tokyu Construction Co., Ltd.	24,980	64,510
Toshiba TEC Corp.	74,000	340,109
Totetsu Kogyo Co., Ltd.	1,000	8,586
Toyota Motor Corp.	12,076	502,780
Universe Co., Ltd.	1,700	25,370
Wakita & Co., Ltd.	4,000	22,039
Watabe Wedding Corp.	2,253	18,523
Yahoo Japan Corp.	1,047	347,159
Yamada Denki Co., Ltd.	3,149	246,365
Yondenko Corp.	10,000	40,658
Yonekyu Corp.	3,000	21,469
Yurtec Corp.	2,000	9,353

		13,129,820
Jersey - 0.9%
Experian PLC (4)	3,400	44,887
Wolseley PLC	20,818	706,017

		750,904
Malaysia - 0.2%
Affin Holdings Berhard	110,200	120,438
Mexico - 0.5%
America Movil SAB de C.V., ADR	4,061	214,015
Gruma SAB de C.V., Class B (2)	86,800	155,080
Grupo Simec SAB de C.V. (2)	8,100	21,732

		390,827
Netherlands - 1.5%
European Aeronautic Defence and Space Co. NV (2)	14,824	490,018
Koninklijke KPN NV	49,166	723,059

		1,213,077
New Zealand - 0.5%
Telecom Corp. of New Zealand, Ltd.	221,863	440,390
Norway - 4.8%
Marine Harvest ASA	593,300	587,173
Norske Skogindustrier ASA (1) (2)	47,037	115,229
Petroleum Geo-Services ASA (2)	39,645	644,633
Statoil ASA (1)	55,132	1,456,267
Yara International ASA (1)	18,261	1,101,628

		3,904,930
Poland - 1.1%
KGHM Polska Miedz SA	6,755	475,802
Polski Koncern Naftowy Orlen SA (2)	22,305	441,372

		917,174

Portugal - 0.3%
Jeronimo Martins, SGPS, SA	11,223	210,145
Novabase SGPS SA (2)	2,800	10,985

		221,130
Russia - 0.3%
Gazprom OAO, ADR	15,699	232,287
Singapore - 3.7%
Cerebos Pacific, Ltd.	4,000	16,413
DBS Group Holdings, Ltd.	109,359	1,312,622
GP Batteries International, Ltd.	16,000	15,182
Ho Bee Investment, Ltd.	11,000	12,935
Hock Lian Seng Holdings, Ltd.	204,000	46,316
Hong Leong Finance, Ltd.	16,000	37,103
Jardine Cycle & Carriage, Ltd.	15,000	493,262
Keppel Corp., Ltd.	27,585	257,741
Lian Beng Group, Ltd.	67,000	18,673
Oversea-Chinese Banking Corp., Ltd.	82,000	631,667
QAF, Ltd.	24,000	11,872
Technics Oil & Gas, Ltd.	41,000	33,249
United Overseas Bank, Ltd.	8,000	126,060

		3,013,095
South Africa - 0.5%
Naspers, Ltd., N Shares	6,995	417,548
South Korea - 2.8%
Asia Cement Co., Ltd.	600	25,676
Hyundai Motor Co.	2,173	510,294
Kia Motors Corp.	5,665	398,916
Nexen Corp.	811	55,307
NHN Corp. (2)	1,249	222,549
Nong Shim Holdings Co., Ltd.	1,770	104,065
Samsung Electronics Co., Ltd.	721	604,359
Shinsegae Co., Ltd.	932	235,757
Taekwang Industrial Co., Ltd.	41	69,119

		2,226,042
Spain - 2.3%
Banco Santander SA	23,477	279,896
Endesa SA	18,905	639,649
Industria de Diseno Textil SA (Inditex)	4,774	434,315
Mapfre SA	29,617	113,943
Red Electrica Corp. SA	6,311	382,153

		1,849,956
Sweden - 2.9%
Bilia AB, A Shares	11,379	224,247
Hennes & Mauritz AB, B Shares	13,737	510,945
Saab AB, Class B	1,139	27,881
Swedbank AB, A Shares	38,345	713,949
Volvo AB, B Shares	45,601	825,935

		2,302,957
Switzerland - 4.5%
ABB, Ltd. (2)	17,933	481,640
Bossard Holding AG	362	70,490
Clariant AG (2)	6,330	139,251
Coltene Holding AG (2)	62	3,784
Credit Suisse Group AG (2)	17,591	757,097
Emmi AG	502	124,059
Roche Holding AG	3,368	592,824
Sonova Holding AG	5,608	592,194
Syngenta AG (2)	1,300	448,998
Zurich Financial Services AG (2)	1,527	408,917

		3,619,254

Taiwan - 1.2%
Asustek Computer, Inc. (2)	150	1,574
Gigabyte Technology Co., Ltd.	249,000	276,466
HON HAI Precision Industry Co., Ltd.	52,068	183,229
Pegatron Corp. (2)	403	435
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,377	469,590

		931,294
Turkey - 0.3%
Turkiye Garanti Bankasi AS	53,711	240,077
United Kingdom - 16.3%
Antofagasta PLC (4)	19,300	422,639
AstraZeneca PLC	23,063	1,206,568
Barclays PLC	54,399	248,583
Berendsen PLC	1,266	10,092
BG Group PLC	18,149	422,174
BHP Billiton PLC	11,254	446,193
BP PLC	127,606	984,442
British American Tobacco PLC	11,708	526,215
Cape PLC	41,658	362,465
Carnival PLC	11,431	460,538
Centrica PLC	50,120	263,297
Computacenter PLC	23,676	170,125
Dart Group PLC	19,644	28,237
Ensco PLC, ADR	7,632	406,938
G4S PLC	26,466	124,838
HSBC Holdings PLC	77,125	806,559
Imperial Tobacco Group PLC	7,508	269,175
Photo-Me International PLC	55,874	49,503
Prudential PLC	44,713	543,826
Rio Tinto PLC	567	39,672
Royal Bank of Scotland Group PLC (2)	452,518	318,363
Royal Dutch Shell PLC, Class A	62,325	2,221,668
RPC Group PLC	14,277	83,674
Standard Chartered PLC	36,075	967,572
Tesco PLC	89,198	616,213
Tullow Oil PLC	17,419	388,143
Vodafone Group PLC	124,006	345,245
WH Smith PLC	3,672	29,375
Xstrata PLC (4)	17,420	409,294

		13,171,626

Total Common Stocks (identified cost $62,093,396)		75,489,461

Preferred Stocks - 0.1%

Germany - 0.1%
Jungheinrich AG	965	44,614

Total Preferred Stocks (identified cost $12,327)		44,614

Rights - 0.0%

Austria - 0.0%
OMV AG (2)	12,909	—

Total Rights (identified cost $0)		—

Short-Term Investments - 9.9%

Collateral Pool Investment for Securities on Loan - 6.0%
(See Note 2 of the Schedule of Investments)		4,868,863

Repurchase Agreements - 3.9%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2011, to be repurchased at $1,757,985 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 9/15/2012, with a market value of $1,793,513 (at amortized cost)	$1,757,984	$1,757,984
Agreement with State Street Bank & Trust Co., 0.010%, dated 5/31/2011, to be repurchased at $1,373,701 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2011, with a market value of $1,404,980 (at amortized cost)	1,373,700	1,373,700

		3,131,684

Total Short-Term Investments (identified cost $8,000,547)		8,000,547

Total Investments - 103.7% (identified cost $70,106,270)		83,534,622
Other Assets and Liabilities - (3.7)%		(2,956,805)

Total Net Assets - 100.0%		$80,577,817

International Stock Fund

Industry Division

As of May 31, 2011

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$517,899	0.6%
Agriculture	1,231,437	1.5
Airlines	70,687	0.1
Apparel	49,878	0.1
Auto Manufacturers	4,540,601	5.6
Auto Parts & Equipment	856,278	1.1
Banks	13,110,857	16.3
Beverages	43,801	0.1
Building Materials	71,344	0.1
Chemicals	2,733,611	3.4
Commercial Services	947,196	1.2
Computers	938,635	1.2
Cosmetics/Personal Care	60,110	0.1
Distribution/Wholesale	2,418,671	3.0
Diversified Financial Services	862,095	1.1
Electric	2,057,704	2.6
Electrical Components & Equipment	1,284,203	1.6
Electronics	277,553	0.3
Engineering & Construction	990,837	1.2
Entertainment	51,761	0.1
Food	1,877,852	2.3
Food Service	39,118	0.1
Forest Products & Paper	486,377	0.6
Gas	263,297	0.3
Healthcare-Products	1,337,503	1.7
Healthcare-Services	36,866	0.0
Holding Companies-Diversified	1,093,070	1.4
Home Furnishings	168,593	0.2
Household Products/Wares	10,051	0.0
Insurance	3,976,449	4.9
Internet	744,180	0.9
Iron/Steel	21,732	0.0
Leisure Time	513,216	0.6
Machinery-Diversified	1,044,223	1.3
Media	481,421	0.6
Metal Fabricate/Hardware	759,498	0.9
Mining	3,215,378	4.0
Miscellaneous Manufacturing	187,551	0.2
Office/Business Equipment	279,711	0.3
Oil & Gas	9,433,063	11.7
Oil & Gas Services	644,633	0.8
Packaging & Containers	112,026	0.1
Pharmaceuticals	4,186,650	5.2
Real Estate	283,347	0.4
Retail	2,963,878	3.7
Semiconductors	1,921,201	2.4
Shipbuilding	8,686	0.0
Software	716,509	0.9
Telecommunications	4,432,778	5.5
Textiles	76,476	0.1
Transportation	1,045,555	1.3
Venture Capital	13,415	0.0

Total Common Stocks	75,489,461	93.7
Preferred Stocks	44,614	0.1
Rights	0	0.0
Collateral Pool Investment for Securities on Loan	4,868,863	6.0
Repurchase Agreements	3,131,684	3.9

Total Investments	83,534,622	103.7
Other Assets and Liabilities	(2,956,805)	(3.7)

Total Net Assets	$80,577,817	100.0%

Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 96.3%

Bermuda - 1.3%
Credicorp, Ltd.	3,512	$356,011
Huabao International Holdings, Ltd.	388,374	549,990

		906,001
Brazil - 14.9%
Banco Bradesco SA, ADR	84,760	1,688,419
Banco Santander Brasil SA, ADR	77,144	876,356
BR Malls Participacoes SA	78,116	904,071
CCR SA	26,613	833,095
Gafisa SA, ADR	44,742	493,952
Itau Unibanco Holding SA, ADR	27,894	636,820
Localiza Rent a Car SA	48,292	804,994
MRV Engenharia e Participacoes SA	97,788	901,800
Petroleo Brasileiro SA, ADR	39,657	1,373,322
Tractebel Energia SA	24,305	412,080
Vale SA, ADR	50,983	1,644,712

		10,569,621
Cayman Islands - 1.5%
Anta Sports Products, Ltd.	102,000	190,781
Mindray Medical International, Ltd., ADR	12,071	350,663
Parkson Retail Group, Ltd.	323,824	492,821

		1,034,265
Chile - 0.4%
Banco Santander-Chile, ADR	3,499	315,225

China - 11.0%
Anhui Conch Cement Co., Ltd., Class H	171,914	765,862
China Communications Construction Co., Ltd., Class H	381,465	347,009
China Construction Bank Corp., Class H	1,022,343	967,895
China Shenhua Energy Co., Ltd., Class H	260,916	1,301,708
Dongfeng Motor Group Co., Ltd., Class H	672,763	1,190,091
Industrial & Commercial Bank of China, Ltd., Class H (2)	1,758,044	1,481,986
PetroChina Co., Ltd., ADR	8,055	1,160,887
Yanzhou Coal Mining Co., Ltd., Class H	140,631	588,603

		7,804,041
Colombia - 0.5%
BanColombia SA, ADR	5,440	362,576
Czech Republic - 1.1%
Komercni Banka AS	3,402	811,204
Hong Kong - 3.0%
CNOOC, Ltd., ADR	6,189	1,550,840
Fushan International Energy Group, Ltd.	901,174	579,876

		2,130,716
India - 9.4%
Bharti Airtel, Ltd.	95,086	789,512
Gail India, Ltd.	71,000	698,287
Housing Development Finance Corp., Ltd.	47,187	717,362
Infosys Technologies, Ltd., ADR	12,380	764,465
IRB Infrastructure Developers, Ltd.	59,291	212,327
Power Finance Corp., Ltd.	68,172	305,273
State Bank of India, GDR	8,164	859,783
Sterlite Industries India, Ltd.	238,206	906,191

Tata Consultancy Services, Ltd.	27,747	714,120
Tata Motors, Ltd., ADR	16,897	409,414
Unitech, Ltd.	375,162	294,445

		6,671,179
Indonesia - 1.2%
Bank Mandiri Tbk PT	480,588	406,442
Tambang Batubara Bukit Asam Tbk PT	173,096	431,012

		837,454
Israel - 1.1%
Israel Chemicals, Ltd.	50,393	819,082
Mexico - 4.8%
America Movil SAB de C.V., ADR	10,706	564,206
Corp. GEO SAB de C.V. (2)	254,035	602,668
Desarrolladora Homex SAB de C.V., ADR (2)	21,236	510,301
Grupo Financiero Banorte SAB de C.V., Class O	132,010	613,907
Grupo Mexico SAB de C.V.	310,384	1,109,090

		3,400,172
Poland - 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	53,412	856,874
Portugal - 0.9%
Jeronimo Martins, SGPS, SA	34,967	654,740
Russia - 8.4%
Federal Grid Co. Unified Energy System JSC	36,843,723	438,440
Gazprom OAO, ADR	125,034	1,850,042
Magnitogorsk Iron & Steel Works, GDR	26,914	318,036
Mobile Telesystems OJSC, ADR	34,922	707,869
OJSC Novolipetsk Steel (NLMK), GDR	17,458	641,567
OJSC Oil Co. Rosneft, GDR	35,035	304,466
Sberbank of Russian Federation	369,882	1,308,380
TMK OAO, GDR (2)	23,184	439,359

		6,008,159
South Africa - 7.1%
ABSA Group, Ltd.	38,110	768,794
African Bank Investments, Ltd.	81,048	425,025
Aspen Pharmacare Holdings, Ltd. (2)	84,462	1,085,407
MTN Group, Ltd.	37,721	805,281
Naspers, Ltd., N Shares	32,709	1,952,479

		5,036,986
South Korea - 12.5%
Daum Communications Corp.	6,958	677,114
Hyundai Motor Co.	4,346	1,020,589
KB Financial Group, Inc., ADR	9,471	453,756
LG Chem, Ltd.	1,450	720,869
MegaStudy Co., Ltd.	796	117,360
NHN Corp. (2)	7,241	1,290,216
Samsung Electronics Co., Ltd., GDR	4,707	1,972,424
Shinhan Financial Group Co., Ltd., ADR	5,057	455,939
Shinsegae Co., Ltd.	5,278	1,335,110
Woongjin Coway Co., Ltd.	24,077	845,721

		8,889,098
Taiwan - 6.5%
Delta Electronics, Inc.	85,470	341,067
HON HAI Precision Industry Co., Ltd.	204,776	720,613
Synnex Technology International Corp.	334,208	786,010
Taiwan Semiconductor Manufacturing Co., Ltd.	291,674	779,750
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,285	782,513
Unimicron Technology Corp.	469,533	868,832
Wistron Corp.	179,315	338,573

		4,617,358

Thailand - 4.4%
Bangkok Bank PCL	157,310	848,897
Banpu PCL	41,194	1,002,187
Kasikornbank PCL	187,399	782,432
Kasikornbank PCL, NVDR	122,821	504,698

		3,138,214
Turkey - 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,493	312,406
Haci Omer Sabanci Holding AS	136,931	604,983
Turkiye Garanti Bankasi AS	182,025	813,615

		1,731,004
United Kingdom - 2.7%
BHP Billiton PLC	23,166	918,914
SABMiller PLC	26,621	990,414

		1,909,328

Total Common Stocks (identified cost $46,930,104)		68,503,297

Preferred Stocks - 0.4%

Brazil - 0.4%
Usinas Siderurgicas de Minas Gerais S.A. (Usiminas)	29,341	281,741

Total Preferred Stocks (identified cost $370,493)		281,741

Short-Term Investments - 2.0%

Repurchase Agreement - 2.0%
Agreement with State Street Bank & Trust Co., 0.010%, dated 5/31/2011, to be repurchased at $1,451,100 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 12/15/2017, with a market value of $1,480,345 (at amortized cost)	$1,451,099	1,451,099

Total Short-Term Investments (identified cost $1,451,099)		1,451,099

Total Investments - 98.7% (identified cost $48,751,696)		70,236,137
Other Assets and Liabilities - 1.3%		931,901

Total Net Assets - 100.0%		$71,168,038

Emerging Markets Equity Fund

Industry Division

As of May 31, 2011

(Unaudited)

Industry	Value	% of Total Net Assets
Auto Manufacturers	$2,620,094	3.7%
Banks	15,260,314	21.4
Beverages	1,302,820	1.8
Building Materials	1,878,832	2.6
Chemicals	2,089,941	2.9
Coal	3,903,386	5.5
Commercial Services	1,755,449	2.5
Computers	1,817,157	2.6
Diversified Financial Services	2,357,355	3.3
Electric	850,520	1.2
Electrical Components & Equipment	341,067	0.5
Electronics	2,375,456	3.3
Engineering & Construction	559,336	0.8
Environmental Control	845,721	1.2
Food	654,740	0.9
Gas	698,287	1.0
Healthcare-Products	1,436,069	2.0
Holding Companies-Diversified	604,983	0.9
Home Builders	901,800	1.3
Internet	1,967,330	2.8
Iron/Steel	959,603	1.4
Media	1,952,479	2.7
Metal Fabricate/Hardware	439,359	0.6
Mining	4,578,907	6.4
Oil & Gas	6,239,556	8.8
Real Estate	1,692,468	2.4
Retail	2,018,713	2.8
Semiconductors	3,534,687	5.0
Telecommunications	2,866,868	4.0

Total Common Stocks	68,503,297	96.3
Preferred Stocks	281,741	0.4
Repurchase Agreement	1,451,099	2.0

Total Investments	70,236,137	98.7
Other Assets and Liabilities	931,901	1.3

Total Net Assets	$71,168,038	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Municipals - 92.3%

Alabama - 1.7%
Alabama Board of Education, AMBAC, 5.375%, 10/1/2014 NR/A1; Call 7/1/2011	$50,000	$50,670
Alabama Public School & College Authority, 5.000%, 2/1/2012 AA/Aa1; Call 7/1/2011	155,000	155,285
Chatom Industrial Development Board, 0.800%, 8/15/2014 A/A1; Call 6/1/2011 (3)	1,670,000	1,670,000
County of Jefferson, 5.400%, 9/1/2012 NR/NR; Call 7/1/2011	20,000	20,004
County of Pike, 2.000%, 10/1/2011 NR/Baa1	100,000	100,129
County of Pike, 2.000%, 10/1/2012 NR/Baa1	470,000	470,301
Gadsden Special Care Facilities Financing Authority, 4.500%, 7/1/2011 NR/NR; Call 7/1/2011	185,000	184,930
Health Care Authority for Baptist Health, ACG, 0.490%, 11/15/2037 AA+/Aa3; Call 6/3/2011 (3)	2,100,000	2,100,000
Lake Martin Area Industrial Development Authority, CNTY GTD, 5.000%, 11/1/2011 A/NR	450,000	453,555

		5,204,874
Alaska - 0.3%
Alaska Industrial Development & Export Authority, 3.500%, 4/1/2012 A/NR	270,000	274,668
Alaska Railroad Corp., NATL-RE, FGIC, 4.000%, 8/1/2011 A+/Aa3	50,000	50,248
State of Alaska, AMBAC, 4.450%, 7/15/2011 NR/WR	235,000	235,905
State of Alaska, AMBAC, 4.550%, 7/15/2012 NR/WR	100,000	103,352
State of Alaska, AMBAC, 4.600%, 7/15/2013 NR/WR; Call 7/15/2012	160,000	164,694

		828,867
Arizona - 1.7%
Arizona Health Facilities Authority, 5.000%, 1/1/2012 A+/NR	100,000	102,599
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015 NR/WR	50,000	50,865
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015 NR/WR	25,000	25,668
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013 NR/WR	500,000	523,105
Arizona Water Infrastructure Finance Authority, 4.000%, 10/1/2011 AAA/Aaa	25,000	25,302
City of Tolleson, AMBAC, 4.300%, 7/1/2011 NR/A1; Call 7/1/2011	25,000	25,070
County of Maricopa, 5.100%, 7/1/2011 NR/Aa2; Call 7/1/2011	270,000	270,867
County of Mohave, AGC, 3.250%, 4/1/2012 AA+/Aa3	65,000	66,403
County of Pima, AMBAC, 5.000%, 1/1/2012 NR/Aa3	25,000	25,561
Glendale Industrial Development Authority, 3.875%, 12/1/2012 BBB/NR	40,000	40,147
Maricopa County Elementary School District No. 2 Riverside, 3.000%, 7/1/2012 NR/A2	425,000	430,143
Maricopa County School District No. 17 Tolleson Elementary, 3.000%, 7/1/2012 NR/A1 (4)	300,000	304,824
Maricopa County Stadium District, AMBAC, 5.250%, 6/1/2012 NR/WR	250,000	246,730
Maricopa County Unified School District No. 95 Queen Creek, NATL-RE FGIC, 3.500%, 7/1/2012 NR/A1	225,000	228,240
Pima County Industrial Development Authority, 6.250%, 7/1/2013 NR/Baa3; Call 7/1/2012	375,000	377,456
Pima County Unified School District No. 30 Sahuarita, 0.000%, 1/1/2012 A+/NR	93,000	91,695
Pima County Unified School District No. 30 Sahuarita, 0.000%, 7/1/2012 A+/NR	221,000	215,252
Pima County Unified School District No. 30 Sahuarita, 3.000%, 7/1/2012 A+/NR	900,000	914,571
Scottsdale Industrial Development Authority, FSA, 1.250%, 9/1/2045 AA+/Aa3; Call 6/7/2011 (3)	975,000	975,000
Town of Gilbert, Transportation, NATL-RE FGIC, 5.000%, 7/1/2012 AA-/Aa3	50,000	52,293
University of Arizona, AMBAC, 3.500%, 6/1/2011 AA-/Aa3	50,000	50,000
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2011 A+/A1	200,000	200,562

		5,242,353
Arkansas - 0.2%
Conway Health Facilities Board, 2.000%, 8/1/2011 BBB+/NR	155,000	155,187
Conway Health Facilities Board, 2.750%, 8/1/2012 BBB+/NR	270,000	272,341
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2011 NR/NR	100,000	100,304
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2012 NR/NR	100,000	100,588

		628,420
California - 8.1%
Anaheim Public Financing Authority, AMBAC, 4.000%, 10/1/2012 NR/WR	25,000	25,539

Antioch Area Public Facilities Financing Agency, NATL-RE, 4.250%, 8/1/2012 A/A1	100,000	103,647
Bay Area Governments Association, XLCA, 4.000%, 3/1/2012 A/A2	225,000	227,986
Burbank Unified School District, NATL-RE FGIC, 5.375%, 8/1/2013 AA-/WR; Call 8/1/2011	125,000	127,282
California Educational Facilities Authority, AMBAC, 0.000%, 9/1/2011 NR/Aa3	150,000	149,740
California Health Facilities Financing Authority, 5.000%, 11/15/2011 NR/A2	170,000	173,084
California Statewide Communities Development Authority, 3.750%, 6/1/2039 NR/Ba3/SG; Call 6/1/2011 (3)	5,000,000	5,000,000
California Statewide Communities Development Authority, 5.450%, 10/1/2036 NR/Ba3/SG; Call 6/24/2011 (3)	3,045,000	3,045,000
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2012 A-/WR	300,000	302,490
City & County of San Francisco, 5.000%, 6/15/2011 AA/Aa2	150,000	150,234
City of Santa Ana, AMBAC, 5.000%, 6/1/2012 NR/WR	225,000	228,490
Compton Unified School District, AMBAC, 0.000%, 6/1/2011 A/Aa3	300,000	300,000
Contra Costa Water District, AGM, 5.500%, 10/1/2013 AA+/Aa2; Call 10/1/2011	100,000	101,601
Delhi Unified School District, AMBAC, 0.000%, 8/1/2012 NR/WR	405,000	391,728
El Centro Financing Authority, 2.000%, 10/1/2011 A/NR	270,000	271,172
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013 A-/Baa2	1,980,000	2,107,175
Folsom Public Financing Authority, 2.000%, 9/1/2011 A-/NR	600,000	598,728
Fresno Joint Powers Financing Authority, XLCA, 4.000%, 10/1/2014 AA-/A1; Call 7/1/2011	90,000	90,131
Gilroy Unified School District, 0.000%, 4/1/2013 SP-1+/MIG1	500,000	477,800
Hanford Joint Union High School District, 0.000%, 8/1/2011 A+/A1	125,000	124,725
Long Beach Bond Finance Authority, AMBAC, 4.500%, 11/1/2011 BBB/WR	150,000	150,955
Long Beach Bond Finance Authority, AMBAC, 5.000%, 8/1/2012 BBB/WR	100,000	101,745
Long Beach Bond Finance Authority, AMBAC, 5.500%, 11/1/2014 BBB/WR; Call 11/1/2011	100,000	102,089
Los Angeles Department of Water & Power, NATL-RE, 5.375%, 7/1/2012 BBB/Aa3e; Call 7/1/2011	25,000	25,100
Los Angeles Department of Water & Power, NATL-RE, 5.375%, 7/1/2012 AA-/Aa3; Call 7/1/2011	25,000	25,093
Midpeninsula Regional Open Space District, AMBAC, 3.250%, 9/1/2012 NR/WR	100,000	101,899
Montclair Redevelopment Agency, AMBAC, 4.250%, 9/1/2011 BBB/WR	100,000	100,170
Perris Union High School District, AGM, 0.950%, 9/1/2018 AAA/A-1/Aa3 (3)	1,795,000	1,795,000
Perris Union High School District, FSA, 0.950%, 9/1/2033 AAA/A-1/Aa3 (3)	1,580,000	1,580,000
Plumas Unified School District, 3.900%, 8/1/2012 BBB/Baa1	25,000	25,274
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.680%, 8/1/2037 NR/NR; Call 8/1/2017 (3) (5) (6)	5,000,000	5,000,000
Richmond Joint Powers Financing Authority, AGC, 3.500%, 8/1/2011 AA+/Aa3	100,000	100,426
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2012 BBB/Baa1	100,000	102,813
Sacramento Unified School District, NATL-RE FGIC, 5.000%, 7/1/2014 BBB/Aa2; Call 7/1/2011	50,000	51,703
San Jose Redevelopment Agency, NATL-RE, 4.000%, 8/1/2011 BBB+/Baa1; Call 7/1/2011	25,000	24,988
Savanna Elementary School District, 4.000%, 5/1/2012 A+/SP-1+/NR	1,000,000	1,023,260
Sierra View Local Health Care District, 4.100%, 7/1/2011 NR/NR	130,000	130,183
State of California, 4.500%, 4/1/2012 A-/A1; Call 7/1/2011	200,000	200,596
State of California, NATL-RE FGIC, 4.500%, 2/1/2014 A-/A1; Call 7/1/2011	100,000	100,230
Sunol Glen Unified School District, NATL-RE, 5.000%, 7/1/2011 NR/A1	125,000	125,384
Sweetwater Union High School District, NATL-RE, 4.100%, 8/1/2011 A+/Aa3	20,000	20,122
Westlands Water District, 4.000%, 9/1/2012 A+/Baa1	50,000	52,027

		24,935,609
Colorado - 5.1%
City of Colorado Springs, AMBAC, 1.930%, 12/15/2024 A-/A3 (3)	7,650,000	7,650,000
Colorado Educational & Cultural Facilities Authority, 0.500%, 4/1/2037 BBB+/A-2/NR; Call 6/2/2011 (3)	1,260,000	1,260,000
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013 A/NR	150,000	150,138
Colorado Educational & Cultural Facilities Authority, 2.400%, 12/1/2012 NR/NR	240,000	239,895
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2012 A/A3	200,000	203,508
Colorado Health Facilities Authority, NATL-RE, 6.000%, 10/1/2011 NR/A2	300,000	304,821
Colorado Water Resources & Power Development Authority, 4.250%, 1/1/2012 BBB/Baa1	135,000	137,292
Cornerstar Metropolitan District, 0.580%, 12/1/2037 A/A-1/NR; Call 6/1/2011 (3)	2,000,000	2,000,000
Cottonwood Water & Sanitation District, AMBAC, 5.000%, 12/1/2011 NR/WR	140,000	142,433
Denver Urban Renewal Authority, 1.000%, 9/1/2017 NR/A3/VMIG2; Call 6/1/2011 (3)	100,000	100,000
E-470 Public Highway Authority, NATL-RE, 4.000%, 9/1/2011 BBB/Baa1	50,000	50,220
Grand Junction Downtown Development Authority, 3.000%, 12/15/2012 NR/NR	160,000	158,838
Park Creek Metropolitan District, 0.450%, 6/1/2011 NR/Aa3 (3)	2,995,000	2,995,000
State of Colorado, 0.000%, 3/1/2012 AA-/Aa3	300,000	297,450
Washington County School District R-3, 5.100%, 12/1/2012 AA-/NR; Call 7/1/2011	55,000	55,171
Widefield Water & Sanitation District, NATL-RE, 3.250%, 12/1/2011 BBB/Baa1	100,000	100,849

		15,845,615

Connecticut - 0.2%
City of Ansonia, NATL-RE FGIC, 4.500%, 10/15/2012 A+/A1; Call 7/1/2011	20,000	20,257
City of Bridgeport, AMBAC, 6.250%, 3/1/2012 NR/A1	275,000	285,109
Town of Madison, 4.500%, 6/15/2013 NR/Aaa; Call 6/15/2011	50,000	50,071
Town of Vernon, AGM, 3.000%, 9/15/2011 NR/Aa2; Call 7/1/2011	100,000	100,191

		455,628
Delaware - 1.6%
Puttable Floating Option Tax-Exempt Receipts, 0.880%, 9/15/2037 NR/NR; Call 6/1/2011 (3)	4,980,000	4,980,000
Florida - 8.3%
Broward County Educational Facilities Authority, 0.650%, 4/1/2022 A+/A-1/NR; Call 6/1/2011 (3)	645,000	645,000
Citizens Property Insurance Corp., 1.930%, 6/1/2013 A+/A2 (3)	2,000,000	2,000,200
Citizens Property Insurance Corp., BHAC-CR NATL-RE, 5.000%, 3/1/2012 AA+/Aa1	185,000	191,149
City of Cape Coral, 2.000%, 10/1/2011 NR/A2	605,000	606,016
City of Gulf Breeze, 3.000%, 12/1/2012 NR/NR; Call 7/1/2011 (3)	10,000,000	10,021,800
City of Leesburg, 5.000%, 7/1/2012 BBB+/Baa1	110,000	112,620
City of Ocala, AMBAC, 3.400%, 10/1/2012 NR/WR	150,000	153,093
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012 A/Aa3	100,000	102,691
City of Sarasota, AMBAC, 0.000%, 11/1/2011 NR/WR	145,000	144,165
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013 BBB/Baa1; Call 7/1/2011	440,000	441,830
County of Brevard, AMBAC, 4.100%, 9/1/2011 NR/WR	140,000	140,902
County of Broward, 5.000%, 10/1/2011 A+/A1	125,000	126,505
County of Clay, AMBAC, 3.000%, 6/1/2012 NR/A2	345,000	350,672
County of Escambia, 1.750%, 6/15/2012 A/A3 (3)	1,000,000	1,005,320
County of Lee, AMBAC, 5.500%, 10/1/2014 A-/A3; Call 10/1/2011	200,000	202,374
County of Miami-Dade, XLCA, 4.000%, 10/1/2015 A+/Aa2	150,000	164,136
County of St. Lucie, AMBAC, 4.250%, 10/1/2011 NR/WR	100,000	101,159
County of Volusia, General, AGM, 3.500%, 12/1/2013 NR/Aa3; Call 7/1/2011	50,000	50,580
First Florida Governmental Financing Commission, AMBAC, 3.900%, 7/1/2011 NR/Aa3	50,000	50,107
Florida Department of Corrections, AMBAC, 3.300%, 3/1/2012 NR/WR	200,000	202,056
Florida Higher Educational Facilities Financial Authority, 3.000%, 7/1/2012 A-/NR	250,000	253,992
Florida Municipal Power Agency, 0.310%, 10/1/2030 NR/Aa2; Call 6/1/2011 (3)	1,600,000	1,600,000
Florida Rural Utility Financing Commission, 3.500%, 11/1/2011 NR/MIG1; Call 7/1/2011	260,000	260,065
Florida State Board of Education, 5.250%, 10/1/2013 BBB/A2; Call 7/1/2011	180,000	182,254
Florida State Board of Education, AMBAC, 5.500%, 7/1/2015 AAA/A1; Call 7/1/2011	525,000	532,366
Florida State Board of Education, NATL-RE FGIC, 5.000%, 7/1/2017 AAA/A1; Call 7/1/2012	150,000	159,110
Florida State Board of Education, NATL-RE FGIC, 5.500%, 7/1/2012 AAA/A1	270,000	284,161
Hillsborough County Aviation Authority, AMBAC, 4.000%, 10/1/2011 A+/Aa3	150,000	151,686
Lee County, MBIA, 2.875%, 10/1/2011 NR/Aa3	50,000	50,359
Martin County Industrial Development Authority, 0.650%, 10/1/2016 NR/A3/VMIG2; Call 6/1/2011 (3)	1,585,000	1,585,000
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014 AA+/Aa3	150,000	165,173
Orange County Health Facilities Authority, 4.000%, 10/1/2013 A/A2	220,000	230,160
Orange County Health Facilities Authority, 5.000%, 10/1/2011 A/A2	555,000	562,126
Orange County Health Facilities Authority, 5.000%, 10/1/2012 A/A2	500,000	522,775
Palm Beach County School District, AMBAC, 4.300%, 8/1/2011 AA-/Aa3	100,000	100,527
Palm Beach County School District, FGIC, 5.000%, 8/1/2011 AA-/WR (3)	50,000	50,343
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015 AA-/Aa3	100,000	106,149
Polk County School Board, AGM, 4.500%, 1/1/2012 AA+/Aa3; Call 7/1/2011	250,000	253,187
Polk County School District, AGM, 4.500%, 10/1/2012 AA+/Aa3	25,000	26,093
Polk County School District, NATL-RE, 5.000%, 10/1/2013 A/Baa1	145,000	154,023
Reedy Creek Improvement District, 5.250%, 10/1/2011 A-/A1	245,000	248,501
South Broward Hospital District, 5.000%, 5/1/2012 AA-/Aa3	500,000	515,725
St. Lucie County School Board, NATL-RE FGIC, 5.000%, 10/1/2012 A-/A2	855,000	894,757

		25,700,907
Georgia - 1.2%
City of Atlanta, NATL-RE, 5.000%, 1/1/2012 A+/A1	150,000	153,545
County of DeKalb, 5.000%, 12/1/2011 NR/Aa3	550,000	562,292
East Point Building Authority, XLCA, 4.000%, 2/1/2013 NR/WR	35,000	35,324
Gainesville & Hall County Development Authority, 5.000%, 11/15/2011 BBB+/NR	220,000	222,600
Gainesville & Hall County Development Authority, 5.000%, 11/15/2012 BBB+/NR	230,000	237,836
Georgia Housing & Finance Authority, 4.100%, 6/1/2011 AAA/NR	25,000	25,000
Gwinnett County Hospital Authority, AGM, 3.000%, 7/1/2011 NR/Aa3	100,000	100,193
Macon-Bibb County Urban Development Authority, 0.650%, 11/1/2015 BBB+/A-2/NR; Call 6/1/2011 (3)	705,000	705,000

Savannah Economic Development Authority, 0.620%, 3/1/2018 NR/A3/VMIG2; Call 6/1/2011 (3)	1,665,000	1,665,000

		3,706,790
Hawaii - 0.1%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013 BBB+/A3; Call 7/18/2011	160,000	160,232
Illinois - 10.1%
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016 NR/Aa2; Call 5/1/2013	125,000	133,454
Chicago Public Building Commission, AMBAC, 4.000%, 3/1/2012 A/A1	100,000	101,737
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012 A/A1	150,000	153,327
City of Berwyn, AMBAC, 4.000%, 12/1/2011 NR/WR	750,000	758,235
City of Berwyn, AMBAC, 5.000%, 12/1/2013 NR/WR	1,730,000	1,834,388
City of Carbondale, AMBAC, 4.500%, 12/1/2011 NR/WR	515,000	522,200
City of Chicago, NATL-RE, 5.000%, 1/1/2013 A+/Aa3	200,000	209,494
Cook & Du Page Counties Combined School District No. 113A-Lemont, NATL-RE FGIC, 0.000%, 12/1/2011 NR/WR	35,000	34,618
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013 NR/WR	500,000	525,990
Cook County School District No. 149 Dolton, AMBAC, 0.000%, 12/1/2012 NR/WR	300,000	292,722
Cook County School District No. 30 Northbrook-Glenview, NATL-RE, 0.000%, 11/1/2012 NR/Baa1	955,000	926,350
Illinois Department of Central Management Services, AMBAC, 5.100%, 7/1/2011 NR/WR; Call 7/1/2011	100,000	100,280
Illinois Finance Authority, 0.500%, 11/1/2033 NR/A3/VMIG2; Call 6/2/2011 (3)	2,000,000	2,000,000
Illinois Finance Authority, 3.875%, 5/1/2012 AA/A-1+/Aa2 (3)	900,000	928,584
Illinois Finance Authority, 4.420%, 8/15/2031 BB/B/NR; Call 6/2/2011 (3)	3,220,000	3,220,000
Illinois Finance Authority, 5.250%, 5/15/2012 NR/NR	385,000	395,349
Illinois Finance Authority, 5.250%, 6/1/2013 BBB/Baa1; Call 7/1/2011	175,000	175,562
Illinois Finance Authority, AMBAC, 5.100%, 8/15/2011 NR/WR; Call 7/1/2011	90,000	90,217
Illinois Finance Authority, AMBAC, 5.500%, 8/1/2011 BBB/Baa2; Call 7/1/2011	225,000	225,607
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015 A/WR	50,000	54,107
Illinois Housing Development Authority, 4.000%, 1/1/2012 AA/A1	860,000	867,981
Illinois Housing Development Authority, 4.000%, 7/1/2012 AA/A1	225,000	228,877
Illinois Housing Development Authority, 4.100%, 1/1/2013 AA/A1	280,000	286,664
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014 AA/A1; Call 7/1/2013	145,000	148,983
Illinois State University, 4.000%, 4/1/2013 A+/A2	605,000	623,289
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, AMBAC, 0.000%, 12/1/2012 NR/WR	100,000	95,549
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2012 NR/Baa1	425,000	439,705
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2013 NR/Baa1	465,000	507,282
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2012 NR/WR	160,000	156,626
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013 NR/WR	450,000	423,760
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015 NR/WR	200,000	171,398
Macon County School District No. 61, 4.800%, 12/1/2011 NR/A1	65,000	66,176
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016 NR/WR	475,000	379,933
McLean & Dewitt Counties Community Unit School District No. 4, FSA, 5.250%, 12/1/2011 NR/Aa3	195,000	199,097
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.930%, 1/1/2030 AAA/A-1/NR (3)	3,000,000	3,000,000
Railsplitter Tobacco Settlement Authority, 3.000%, 6/1/2012 A/NR	400,000	403,604
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2012 A/NR	250,000	254,700
St. Clair County School District No. 118 Belleville, RADIAN, 0.000%, 12/1/2011 NR/NR	185,000	183,818
State of Illinois, 3.150%, 10/1/2033 A+/A-1/A1/VMIG3; Call 6/1/2011 (3)	5,000,000	5,000,000
State of Illinois, 5.000%, 1/1/2012 A+/A1	100,000	101,976
State of Illinois, 5.250%, 10/1/2015 A+/A1; Call 10/1/2012	100,000	103,313
State of Illinois, AGM, 5.375%, 10/1/2012 AA+/Aa3	400,000	419,424
State of Illinois, FSA, 5.500%, 12/15/2014 NR/Aa3; Call 7/1/2011	200,000	200,700
State of Illinois, NATL-RE, 5.500%, 8/1/2017 A+/A1; Call 8/1/2012	1,925,000	1,973,433
Town of Cicero, XLCA, 5.000%, 1/1/2012 NR/WR	100,000	100,779
Town of Cicero, XLCA, 5.000%, 1/1/2013 NR/WR	235,000	238,840
Town of Cicero, XLCA, 5.000%, 1/1/2014 NR/WR	210,000	214,206
University of Illinois, AMBAC, 5.000%, 8/15/2011 NR/WR	50,000	50,343
University of Illinois, AMBAC, 5.000%, 10/1/2012 AA-/Aa2	250,000	261,015
Village of Cary, RADIAN, 4.400%, 3/1/2016 NR/NR	440,000	434,927
Village of Glenwood, AGM, 2.500%, 12/1/2012 NR/Aa3	170,000	171,120
Village of Glenwood, AGM, 3.000%, 12/1/2013 NR/Aa3	140,000	142,568

Village of Glenwood, AGM, 3.000%, 12/1/2014 NR/Aa3	165,000	167,744
Village of Melrose Park, NATL-RE, 9.000%, 12/15/2011 NR/Baa1	110,000	114,009
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014 NR/WR	100,000	85,805
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014 BB/NR; Call 12/1/2012	75,000	72,955
Whiteside County Community Unit School District No. 6 Morrison, NATL-RE, 0.000%, 12/1/2011 BBB/Baa1	145,000	143,482
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2012 A+/WR	100,000	97,394

		31,213,696
Indiana - 3.5%
City of Carmel, AMBAC, 3.850%, 5/1/2013 NR/WR; Call 7/1/2011	150,000	150,198
City of Fort Wayne, NATL-RE FGIC, 5.000%, 8/1/2011 A/Aa3; Call 7/1/2011	215,000	215,746
City of Greenwood, 4.000%, 10/1/2014 BBB+/NR	100,000	101,522
City of Indianapolis, NATL-RE, 5.500%, 10/1/2015 A/A2; Call 10/1/2011	150,000	154,071
City of Lawrence, 4.000%, 1/1/2012 A+/NR	135,000	137,209
City of Mishawaka, 2.500%, 3/1/2012 A+/NR	235,000	237,272
Clarksville High School Building Corp., NATL-RE FGIC, 4.500%, 7/15/2012 AA+/WR	100,000	103,899
Elkhart County Hospital Authority, 4.750%, 8/15/2011 NR/A1; Call 7/1/2011	140,000	140,367
Gary Sanitation District, RADIAN, 5.000%, 2/1/2012 NR/NR	1,060,000	1,067,685
Indiana Finance Authority, 3.000%, 12/1/2011 AA/Aa2	645,000	652,792
Indiana Finance Authority, 3.000%, 7/1/2012 NR/A3	100,000	101,597
Indiana Finance Authority, 5.000%, 11/1/2011 NR/Aa3	500,000	508,450
Indiana Finance Authority, CIFG, 5.000%, 7/1/2012 NR/A2	100,000	103,891
Indiana Health Facility Financing Authority, 5.000%, 6/1/2012 AA/A-1+/Aa2	850,000	889,032
Indiana Municipal Power Agency, NATL-RE, 6.000%, 1/1/2013 A+/A1	200,000	216,338
Indiana Port Commission, 4.100%, 5/1/2012 A/NR	1,000,000	1,030,280
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.000%, 7/1/2012 A+/A2	765,000	800,167
Marion County Convention & Recreational Facilities Authority, NATL-RE, 5.500%, 6/1/2012 BBB/Baa1; Call 6/1/2011	200,000	200,000
Mount Vernon of Hancock County Multi-School Building Corp., 5.000%, 1/15/2013 A/Baa1	250,000	264,665
St. Joseph County Hospital Authority, 4.750%, 8/15/2012 AA-/Baa1; Call 7/1/2011	350,000	351,036
St. Joseph County Redevelopment District, 2.000%, 1/15/2012 A+/A1	100,000	100,324
Town of Bargersville, 4.125%, 10/1/2011 NR/NR; Call 7/1/2011	2,300,000	2,301,541
Zionsville Middle School Building Corp., AMBAC, 4.850%, 7/5/2014 NR/WR; Call 7/5/2011	1,000,000	1,004,030

		10,832,112
Iowa - 2.5%
Ballard Community School District, 3.000%, 7/1/2011 A/NR	660,000	660,997
Dubuque Community School District, 2.750%, 7/1/2011 NR/NR	950,000	950,570
Fort Madison Community School District, 3.000%, 7/1/2011 A+/NR	200,000	200,302
Iowa Higher Education Loan Authority, 4.750%, 5/18/2012 NR/NR	2,500,000	2,501,450
Iowa Higher Education Loan Authority, 6.450%, 5/18/2012 NR/NR	3,000,000	3,041,670
Kirkwood Community College, 3.000%, 6/1/2012 AA-/Aa2	190,000	194,457

		7,549,446
Kansas - 0.3%
City of Olathe, 4.125%, 3/1/2013 A+/NR; Call 3/1/2012 (3)	700,000	712,803
Kansas Development Finance Authority, 5.250%, 11/15/2011 NR/A2 (3)	150,000	151,581

		864,384
Kentucky - 1.5%
County of Mason, 0.800%, 10/15/2014 A/A-1/WR; Call 6/1/2011 (3)	4,300,000	4,300,000
Kentucky Economic Development Finance Authority, 4.000%, 5/1/2012 AA-/NR	350,000	358,593

		4,658,593
Louisiana - 1.5%
City of New Orleans, FGIC, 5.000%, 6/1/2011 BBB-/A3	100,000	100,000
City of New Orleans, FGIC, 5.125%, 12/1/2012 NR/A3	150,000	156,822
City of New Orleans, FGIC, 6.500%, 12/1/2011 BBB/A3	425,000	434,681
Louisiana Public Facilities Authority, 7.000%, 12/1/2011 BBB/Baa2 (3)	100,000	102,408
Louisiana Public Facilities Authority, CIFG, 5.000%, 7/1/2011 NR/Baa2	75,000	75,107
Louisiana State Citizens Property Insurance Corp., AGC, 3.000%, 6/1/2011 AA+/Aa3	990,000	990,000
New Orleans Audubon Commission, AGM, 5.250%, 10/1/2014 AA+/Aa3; Call 10/1/2011	420,000	432,739
Parish of Jefferson, AMBAC, 5.000%, 11/1/2011 A+/Aa3	130,000	132,257
Plaquemines Parish School Board, AMBAC, 4.650%, 3/1/2012 NR/WR; Call 7/1/2011	785,000	794,522
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2012 BBB/WR	150,000	140,821
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015 BBB/WR	275,000	228,929

State of Louisiana, 0.930%, 6/1/2013 AA/Aa2; Call 12/1/2012 (3)	1,000,000	1,002,230
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013 A/A2	105,000	108,633
West Ouachita Parish School District, 4.400%, 9/1/2011 AA-/Baa1; Call 7/1/2011	25,000	25,207

		4,724,356
Maryland - 0.5%
City of Baltimore, NATL-RE, 5.375%, 9/1/2012 BBB/Baa1; Call 7/1/2011	40,000	40,096
County of Anne Arundel, FHLMC, 2.125%, 1/1/2013 AAA/NR; Call 7/1/2011	700,000	700,231
Maryland Community Development Administration, 3.900%, 9/1/2011 NR/Aa2	230,000	231,564
Maryland Health & Higher Educational Facilities Authority, 0.650%, 9/1/2024 NR/A3; Call 6/1/2011 (3)	515,000	515,000
Maryland State Transportation Authority, NATL-RE FGIC, 0.000%, 7/1/2011 AA-/Aa3	50,000	49,950

		1,536,841
Massachusetts - 0.7%
Massachusetts Development Finance Agency, 5.000%, 1/1/2012 A-/NR	125,000	127,514
Massachusetts Health & Educational Facilities Authority, AGC, 3.000%, 11/15/2011 AA+/NR	450,000	453,258
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.000%, 7/1/2011 A+/A3	300,000	301,101
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.000%, 7/1/2011 A/A3	100,000	100,367
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.000%, 7/1/2011 A+/A3	425,000	426,560
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2014 A-/A3; Call 1/1/2012	165,000	169,577
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2015 A-/A3; Call 1/1/2012	650,000	669,181

		2,247,558
Michigan - 3.3%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2012 BB+/WR	250,000	247,685
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2012 NR/Aa2; Call 11/1/2011	200,000	203,732
Charter Township of Redford, AMBAC, 4.800%, 4/1/2015 A/WR; Call 10/1/2011	275,000	275,129
City of Detroit, NATL-RE, 5.000%, 7/1/2012 A/A2	850,000	877,225
City of Detroit, NATL-RE, 5.000%, 7/1/2012 A/A2	1,000,000	1,032,030
City of Detroit, NATL-RE, 5.400%, 7/1/2011 BBB/A1	160,000	160,496
City of Detroit, NATL-RE, 5.500%, 7/1/2013 A+/A1 (3)	650,000	694,688
City of Grand Haven, NATL-RE, 5.250%, 7/1/2011 BBB/Baa1	160,000	160,493
City of Marquette, AMBAC, 4.000%, 5/1/2013 NR/WR	200,000	203,758
Detroit City School District, AGM, 5.000%, 5/1/2013 AA+/Aa2	495,000	518,983
Detroit Downtown Development Authority, NATL-RE, 5.250%, 7/1/2011 A-/Baa1; Call 7/1/2011	355,000	355,444
Eastern Michigan University, AMBAC, 6.000%, 6/1/2012 NR/A1; Call 7/1/2011	200,000	200,852
Eaton Rapids Building Authority, 3.000%, 3/1/2012 A+/NR	195,000	197,227
Kent County Building Authority, 0.780%, 6/1/2022 AAA/A-1/NR (3)	3,000,000	3,000,000
Kent Hospital Finance Authority, 4.000%, 7/15/2011 AA/Aa3	25,000	25,108
Michigan Municipal Bond Authority, AGM, 5.000%, 6/1/2013 AA+/Aa3	65,000	67,103
Michigan Municipal Bond Authority, AMBAC, 4.450%, 11/1/2011 NR/WR	50,000	50,050
Michigan Municipal Bond Authority, AMBAC, 4.500%, 5/1/2015 NR/WR; Call 5/1/2012	150,000	151,707
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013 NR/WR; Call 7/1/2011	50,000	50,121
Michigan Municipal Bond Authority, AMBAC, 5.500%, 11/1/2012 NR/WR; Call 7/1/2011	100,000	100,232
Michigan State Hospital Finance Authority, 5.000%, 5/1/2012 AA/A-1+/Aa2 (3)	150,000	155,931
Mona Shores Public Schools, Q-SBLF, 3.900%, 5/1/2014 AA-/Aa2; Call 5/1/2012	185,000	189,103
Muskegon County Building Authority, NATL-RE FGIC, 4.450%, 5/1/2013 AA/Aa3; Call 11/1/2011	300,000	303,933
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014 AA+/Aa3	400,000	431,588
State of Michigan, NATL-RE, 4.250%, 9/1/2011 BBB/Baa1 (3)	400,000	401,880
Taylor Tax Increment Finance Authority, FSA, 5.500%, 5/1/2012 AA+/Aa3; Call 11/1/2011	100,000	102,059

		10,156,557
Minnesota - 3.2%
City of Hutchinson, 2.500%, 4/1/2012 NR/NR; Call 1/1/2012	2,000,000	2,003,440
City of Mounds View, 2.000%, 12/15/2011 NR/NR (3)	4,000,000	4,000,000
City of St. Louis Park, 4.000%, 10/1/2025 NR/Ba3; Call 6/23/2011 (3)	3,000,000	3,000,000
City of St. Louis Park, 5.500%, 7/1/2011 A/NR	250,000	250,865
Clearbrook-Gonvick Independent School District No. 2311, 4.850%, 2/1/2018 AAA/NR; Call 2/1/2012	170,000	174,608
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014 BBB+/A3; Call 12/1/2013	15,000	15,868
Minnesota Agricultural & Economic Development Board, AGC, 4.000%, 2/15/2012 AA+/NR	500,000	510,465

		9,955,246

Mississippi - 0.1%
Mississippi Gulf Coast Regional Wastewater Authority, NATL-RE, 5.000%, 7/1/2011 NR/Baa1	100,000	100,336
University of Southern Mississippi, AGC, 2.000%, 9/15/2011 AA+/NR	75,000	75,139

		175,475
Missouri - 3.8%
City of Branson, 3.000%, 1/1/2013 A/NR	130,000	132,844
City of Liberty, NATL-RE, 4.600%, 10/1/2014 BBB/Baa1; Call 10/1/2012	135,000	140,098
City of St. Louis, AGM, 5.000%, 7/1/2014 AA+/Aa3	150,000	162,244
City of St. Louis, AMBAC, 5.000%, 2/15/2012 NR/Aa3	25,000	25,787
City of St. Louis, NATL-RE FGIC, 5.125%, 7/1/2011 BBB/Baa1; Call 7/1/2011	500,000	501,585
City of St. Louis, NATL-RE FGIC, 5.125%, 7/1/2012 BBB/Baa1; Call 7/1/2011	75,000	75,176
Kansas City Industrial Development Authority, 4.000%, 9/1/2013 NR/NR	1,150,000	1,161,017
Kansas City School District Building Corp., FGIC, 5.000%, 2/1/2013 NR/WR	600,000	618,198
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2013 BBB/Baa1	355,000	366,577
Missouri State Health & Educational Facilities Authority, 1.690%, 12/1/2036 A+/A2; Call 6/3/2011 (3)	3,075,000	3,075,000
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2012 BBB+/NR	320,000	320,787
Missouri State Health & Educational Facilities Authority, 3.000%, 5/15/2012 A+/NR	500,000	507,140
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2013 BBB+/NR	700,000	700,441
Missouri State Health & Educational Facilities Authority, AMBAC, 1.725%, 12/1/2036 A+/A2; Call 6/6/2011 (3)	775,000	775,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.719%, 12/1/2030 A+/A2; Call 6/1/2011 (3) (4)	950,000	950,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.725%, 12/1/2030 A+/A2; Call 6/7/2011 (3)	2,300,000	2,300,000

		11,811,894
Montana - 0.2%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013 NR/NR	130,000	129,354
Montana Board of Housing, 4.250%, 12/1/2012 AA+/Aa1; Call 12/1/2011	65,000	65,082
Montana Facility Finance Authority, 2.300%, 7/1/2012 NR/NR	400,000	399,024

		593,460
Nebraska - 0.1%
Douglas County Hospital Authority No. 2, 3.000%, 1/1/2012 NR/NR	100,000	100,732
Lancaster County Hospital Authority No. 1, 3.000%, 1/1/2012 NR/NR	250,000	251,830

		352,562
Nevada - 0.6%
City of Henderson, 4.000%, 7/1/2012 A/A2	225,000	230,526
Clark County School District, NATL-RE FGIC, 5.375%, 6/15/2013 AA/Aa2; Call 6/15/2011	325,000	335,302
Clark County School District, NATL-RE FGIC, 5.375%, 6/15/2014 AA/Aa2; Call 6/15/2011	200,000	206,340
County of Clark, AMBAC, 4.000%, 7/1/2011 A+/Aa3	150,000	150,373
County of Clark, AMBAC, 4.000%, 12/1/2012 AA+/Aa1	25,000	26,019
Henderson Redevelopment Agency, AMBAC, 4.750%, 10/1/2011 BBB+/WR	400,000	403,004
North Las Vegas Special Assessment District No. 63, AMBAC, 4.000%, 11/1/2012 A+/Aa2; Call 11/1/2011	45,000	46,680
Reno Redevelopment Agency, NATL-RE, 5.000%, 9/1/2012 BBB/Baa1; Call 7/1/2011	25,000	25,003
Sparks Redevelopment Agency, 4.000%, 1/15/2012 A-/NR	500,000	503,690

		1,926,937
New Hampshire - 0.5%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014 A/NR	410,000	420,238
New Hampshire University System, 2.000%, 7/15/2012 A/NR (5) (6)	915,000	917,818
New Hampshire University System, 2.250%, 7/15/2013 A/NR (5) (6)	285,000	284,179

		1,622,235
New Jersey - 1.2%
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013 A/A1	200,000	193,526
New Jersey Economic Development Authority, NATL-RE, 0.820%, 9/1/2022 AAA/A-1/NR (3)	3,000,000	3,000,000
New Jersey Health Care Facilities Financing Authority, 4.000%, 1/1/2012 NR/Baa1	150,000	152,262
New Jersey Housing & Mortgage Finance Agency, 3.750%, 10/1/2011 AA/Aa2	100,000	100,556
New Jersey Transit Corp., General, AMBAC, 5.500%, 9/15/2012 A/Aa3	100,000	105,405
State of New Jersey, 5.000%, 6/15/2011 A+/A1	85,000	85,124
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014 NR/A1; Call 7/1/2011	25,000	25,060

		3,661,933

New Mexico - 0.1%
County of Dona Ana, AMBAC, 5.250%, 6/1/2012 NR/WR	5,000	5,125
Taos County, RADIAN, 4.000%, 10/1/2011 NR/A3	275,000	276,334

		281,459
New York - 1.0%
City of New York, 5.000%, 12/1/2011 AA/Aa2	40,000	40,930
City of New York, 5.250%, 6/1/2011 AA/Aa2	65,000	65,000
County of Monroe, NATL-RE, 4.000%, 6/1/2012 BBB+/A3; Call 7/1/2011	200,000	200,490
Hauppauge Union Free School District, AGM, 4.125%, 8/1/2013 NR/Aa2; Call 8/1/2011	40,000	40,202
Metropolitan Transportation Authority, NATL-RE FGIC, 4.000%, 11/15/2012 AA/Aa3; Call 11/15/2011	125,000	127,113
New York State Energy Research & Development Authority, AMBAC, 1.380%, 10/1/2028 A/Baa1; Call 6/3/2011 (3)	2,575,000	2,575,000
Village of Palmyra, NATL-RE, 5.400%, 12/15/2011 BBB/Baa1	100,000	101,939

		3,150,674
North Carolina - 1.8%
Board of Governors of the University of North Carolina, AMBAC, 4.000%, 4/1/2012 NR/WR	250,000	253,355
County of Mecklenburg, 0.660%, 2/1/2028 AA+/A-2/Aa1; Call 6/2/2011 (3)	5,000,000	5,000,000
North Carolina Capital Facilities Finance Agency, XLCA, 5.000%, 4/1/2012 NR/WR	195,000	199,432
North Carolina Eastern Municipal Power Agency, 5.500%, 1/1/2012 A-/Baa1	10,000	10,259

		5,463,046
North Dakota - 0.8%
City of Carrington, 1.350%, 2/1/2012 NR/NR; Call 7/1/2011	2,500,000	2,500,425

Ohio - 3.0%
City of Bowling Green, 3.000%, 6/1/2012 BBB-/NR	100,000	100,341
City of Cleveland, AGC, 2.250%, 12/1/2011 AA+/Aa3	15,000	15,141
City of Parma, 0.500%, 10/1/2029 A-/A-2/NR; Call 6/3/2011 (3)	2,795,000	2,795,000
City of Parma, AMBAC, 5.450%, 12/1/2014 A+/A1	355,000	381,817
City of Steubenville, 2.000%, 10/1/2011 NR/A3	300,000	300,387
City of Toledo, 4.125%, 6/1/2012 NR/A3	1,250,000	1,276,900
County of Geauga, 4.350%, 8/1/2016 NR/NR; Call 6/2/2011 (3)	3,805,000	3,805,000
County of Knox, RADIAN, 5.000%, 6/1/2012 NR/NR	20,000	20,313
County of Lorain, 5.625%, 10/1/2012 AA-/A1; Call 10/1/2011	250,000	256,483
Ironton City School District, NATL-RE, 4.000%, 12/1/2011 NR/Baa1	150,000	151,713
Parma City School District, NATL-RE, 3.500%, 12/1/2012 NR/Baa1	50,000	51,721
Parma City School District, NATL-RE, 4.000%, 12/1/2012 BBB/Baa1	100,000	104,561

		9,259,377
Oklahoma - 0.1%
City of Moore, NATL-RE, 5.750%, 4/1/2012 BBB/A1	350,000	362,775
Oregon - 1.1%
Port of Morrow, 1.300%, 2/1/2027 BBB/A-2/Baa1; Call 6/1/2011 (3)	3,360,000	3,360,000
Pennsylvania - 8.4%
Allegheny County Hospital Development Authority, 1.230%, 8/1/2013 A+/Aa3; Call 2/1/2013 (3)	2,000,000	2,003,960
Allegheny County Industrial Development Authority, AMBAC, 4.050%, 9/1/2011 NR/Baa2 (3)	250,000	251,420
Allegheny County Sanitation Authority, NATL-RE, 5.375%, 12/1/2015 A/A1; Call 12/1/2011	500,000	513,665
Berks County Industrial Development Authority, 0.600%, 7/1/2037 AAA/A-1+/NR; Call 6/2/2011 (3)	250,000	250,000
City of Philadelphia, AGM, 5.000%, 8/1/2011 AA+/Aa3	250,000	251,335
City of Philadelphia, AGM, 5.375%, 7/1/2012 AA+/Aa3; Call 7/1/2011	1,000,000	1,003,610
County of Allegheny, NATL-RE, 5.375%, 11/1/2014 A+/A1; Call 11/1/2012	235,000	247,833
County of Blair, AMBAC, 5.375%, 8/1/2013 NR/WR	270,000	288,638
Delaware County Authority, 3.000%, 6/1/2012 BBB/NR	1,320,000	1,329,161
Delaware Valley Regioinal Financial Authority, 5.500%, 7/1/2012 A+/A2	1,300,000	1,352,377
Emmaus General Authority, 0.900%, 3/1/2024 SP-1+/NR; Call 6/1/2011 (3)	2,600,000	2,600,000
Emmaus General Authority, 0.900%, 3/1/2024 SP-1+/NR; Call 6/1/2011 (3)	2,400,000	2,400,000
Erie County Hospital Authority, RADIAN, 5.000%, 7/1/2012 NR/NR	110,000	110,121
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012 NR/MIG2; Call 12/1/2011	2,000,000	2,005,280
Erie Sewer Authority, 3.000%, 12/1/2011 A-/NR	205,000	206,691
Harrisburg Authority, AGM, 5.000%, 12/1/2013 AA+/Aa3 (3)	535,000	535,744
Harrisburg Authority, AGM, 5.250%, 12/1/2013 AA+/Aa3 (3)	2,000,000	2,016,360
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014 BBB/Baa1; Call 7/1/2011	200,000	200,346

Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013 BBB-/Baa3	225,000	222,651
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014 BBB-/Baa3	615,000	604,773
Philadelphia School District, School District, GO UT, AMBAC, 0.930%, 4/1/2015 AAA/A-1/NR (3)	6,695,000	6,695,000
Pittsburgh Public Parking Authority, AMBAC, 5.000%, 12/1/2012 NR/WR	400,000	419,640
South Fork Municipal Authority, 4.000%, 7/1/2013 BBB/Baa1	550,000	550,528
St. Mary Hospital Authority, 4.000%, 11/15/2011 A/A1	25,000	25,322

		26,084,455
Puerto Rico - 0.7%
Commonwealth of Puerto Rico, FGIC, 4.150%, 7/1/2012 NR/A3	150,000	153,939
Government Development Bank for Puerto Rico, 4.250%, 8/1/2014 BBB/A3; Call 8/1/2011	150,000	150,003
Government Development Bank for Puerto Rico, 5.000%, 12/1/2012 BBB/A3	550,000	573,430
Puerto Rico Electric Power Authority, XLCA, 5.000%, 7/1/2011 BBB+/A3	50,000	50,158
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013 BBB/A2	250,000	257,052
Puerto Rico Housing Finance Authority, 4.750%, 10/1/2011 BBB/NR; Call 7/1/2011	1,000,000	1,000,300

		2,184,882
Rhode Island - 0.7%
City of Cranston, NATL-RE, 5.500%, 7/1/2011 A/A1	25,000	25,092
Rhode Island Health & Educational Building Corp., 0.580%, 9/15/2033 A-/A-2/A1/VMIG1 (3)	1,690,000	1,690,000
Rhode Island Health & Educational Building Corp., 2.500%, 3/1/2012 A/NR	455,000	459,741

		2,174,833
South Carolina - 0.2%
Piedmont Municipal Power Agency, NATL-RE, 5.250%, 1/1/2012 A-/Baa1	500,000	511,035
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2012 NR/A2	25,000	25,802

		536,837
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2012 A+/A1	100,000	103,763
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013 NR/Aa3; Call 5/1/2012	105,000	106,719
South Dakota Housing Development Authority, FSA, 4.100%, 11/1/2012 NR/Aa3; Call 5/1/2012	175,000	177,901

		388,383
Tennessee - 2.5%
Blount County Public Building Authority, 0.670%, 6/1/2034 AA+/NR/Aa1; Call 6/1/2011 (3)	3,000,000	3,000,000
Blount County Public Building Authority, 0.770%, 6/1/2032 NR/Aa1/SG; Call 6/1/2011 (3)	4,150,000	4,150,000
Chattanooga-Hamilton County Hospital Authority, FSA, 3.000%, 10/1/2011 AA+/Aa3	500,000	502,580

		7,652,580
Texas - 3.8%
Amarillo Health Facilities Corp., AGM, 5.500%, 1/1/2012 NR/Aa3	1,935,000	1,972,094
Brazoria County Municipal Utility District No. 18, RADIAN, 4.500%, 9/1/2011 NR/NR; Call 7/1/2011	270,000	270,594
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013 NR/WR/WR	380,000	392,377
Cinco Municipal Utility District No. 1, NATL-RE FGIC, 3.750%, 12/1/2012 A/WR; Call 12/1/2011	225,000	227,439
City of Austin, NATL-RE, 5.250%, 11/15/2012 A+/A1	100,000	106,267
City of Houston, AMBAC, 7.500%, 12/15/2011 NR/WR	600,000	617,742
City of Port Arthur, NATL-RE, 4.375%, 8/15/2014 A/Aa3; Call 6/10/2011	250,000	250,200
Coastal Bend Health Facilities Development Corp., AGM, 1.320%, 7/1/2031 NR/Aa3; Call 6/2/2011 (3)	2,000,000	2,000,000
Denton Independent School District, GO, PSF, 0.810%, 8/15/2022 NR/NR; Call 8/15/2016 (3)	170,000	170,000
Euless Development Corp., FSA, 4.000%, 9/15/2011 NR/Aa3	50,000	50,518
Fort Bend County Municipal Utility District No. 23, AMBAC, 4.000%, 9/1/2012 BBB+/WR	100,000	102,071
Harris County Health Facilities Development Corp., AGM, 1.330%, 7/1/2031 AAA/Aa3; Call 6/2/2011 (3)	1,000,000	1,000,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013 NR/Aa2; Call 7/1/2011	200,000	201,694
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2012 BBB+/Baa2	500,000	498,575
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013 BBB+/Baa2	180,000	181,390
Hidalgo County Health Services Corp., 5.000%, 8/15/2013 BBB/Baa2	505,000	516,958
Lufkin Health Facilities Development Corp., 3.600%, 2/15/2012 BBB/Baa2	405,000	404,789
North Texas Tollway Authority, 5.000%, 1/1/2013 A-/A2 (3)	600,000	638,838
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.810%, 12/1/2028 NR/NR (3)	823,000	823,000
Tarrant County Cultural Education Facilities Finance Corp., 3.000%, 7/1/2011 A+/A1	375,000	375,592
Texas Public Finance Authority, NATL-RE, 0.000%, 2/1/2013 BBB/Baa1	305,000	297,424

Texas Water Development Board, 5.625%, 7/15/2011 AAA/Aaa; Call 7/1/2011	500,000	502,060
Texoma Area Solid Waste Authority, 3.000%, 2/15/2012 A+/NR	250,000	253,617

		11,853,239
Utah - 0.3%
City of Brigham City, 5.000%, 8/1/2011 NR/A1	120,000	120,619
City of Brigham City, 5.000%, 8/1/2012 NR/A1	125,000	129,618
City of Herriman, 3.000%, 11/1/2011 A/NR	370,000	371,957
City of Herriman, 3.000%, 11/1/2012 A/NR	125,000	127,150
Farmington City Municipal Building Authority, AMBAC, 4.375%, 6/15/2012 NR/WR	165,000	165,132

		914,476
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency, AMBAC, 4.550%, 10/1/2012 A-/Baa1; Call 7/1/2011	720,000	721,332
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 4.000%, 10/1/2012 BBB/Baa2	300,000	308,655
Virgin Islands Public Finance Authority, 5.000%, 10/1/2011 BBB/Baa2	100,000	101,018

		409,673
Virginia - 0.1%
City of Covington, 3.375%, 12/1/2012 SP-1+/MIG1; Call 12/1/2011	235,000	237,500
County of Spotsylvania, AGM, 4.250%, 6/1/2013 AA+/Aa3; Call 6/1/2011	150,000	150,000
Fairfax County Redevelopment & Housing Authority, 3.500%, 6/1/2013 AA+/NR; Call 6/1/2011	25,000	25,000

		412,500
Washington - 0.6%
County of Skagit, CIFG, 3.875%, 12/1/2011 NR/Aa3	25,000	25,402
King County Housing Authority, CNTY GTD, 2.400%, 1/1/2013 AAA/NR; Call 1/1/2012	550,000	551,062
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2011 NR/A1	75,000	75,000
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2012 NR/A1	185,000	188,337
Washington Health Care Facilities Authority, 3.000%, 12/1/2011 NR/Baa2	125,000	125,581
Washington Health Care Facilities Authority, 5.000%, 1/1/2012 A/A2	780,000	794,001

		1,759,383
West Virginia - 0.1%
City of Wheeling, AGC, 2.500%, 6/1/2011 AA+/Aa3	200,000	200,000
City of Wheeling, AGC, 2.625%, 6/1/2012 AA+/Aa3	200,000	203,048

		403,048
Wisconsin - 4.5%
City of Fond Du Lac, NATL-RE FGIC, 3.250%, 3/1/2012 NR/Aa2	25,000	25,556
Green Bay Housing Authority, 3.000%, 4/1/2012 NR/A3	225,000	227,522
Milwaukee Redevelopment Authority, AMBAC, 4.300%, 10/1/2011 NR/WR; Call 7/1/2011	150,000	150,348
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.000%, 12/15/2021 BBB/Baa1; Call 12/15/2011	125,000	128,733
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.100%, 12/15/2029 BBB/Baa1; Call 12/15/2011	125,000	128,798
Village of Hustisford, 4.750%, 9/1/2012 NR/NR	135,000	137,809
Village of Mukwonago, 4.000%, 12/1/2012 NR/A1; Call 7/1/2011	85,000	85,164
Viroqua Area School District, NATL-RE, 4.000%, 4/1/2012 BBB/Baa1	105,000	105,929
Wisconsin Health & Educational Facilities Authority, 3.000%, 6/1/2011 NR/A2	500,000	500,000
Wisconsin Health & Educational Facilities Authority, 4.000%, 6/1/2012 NR/A2	500,000	511,040
Wisconsin Health & Educational Facilities Authority, 4.000%, 7/1/2012 A-/A3	370,000	378,084
Wisconsin Health & Educational Facilities Authority, 4.100%, 5/1/2036 A-/B/NR; Call 6/1/2011 (3)	4,925,000	4,925,000
Wisconsin Health & Educational Facilities Authority, 4.625%, 9/1/2011 BBB+/NR	565,000	568,283
Wisconsin Health & Educational Facilities Authority, 5.000%, 2/15/2012 BBB+/NR	155,000	158,408
Wisconsin Health & Educational Facilities Authority, 5.450%, 7/1/2011 A-/A3	100,000	100,403
Wisconsin Health & Educational Facilities Authority, AGM, 1.000%, 12/1/2015 AAA/A-1/Aa3; Call 6/1/2011 (3)	5,600,000	5,600,000
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013 NR/A1	235,000	252,390

		13,983,467
Wyoming - 0.0%
Sweetwater County Improvement Projects Joint Powers Board, NATL-RE, 5.000%, 12/15/2011 AA-/Baa1; Call 6/15/2011	100,000	100,158

Total Municipals (identified cost $285,159,616)		285,529,582

Short-Term Investments - 7.1%

Mutual Funds - 5.9%
Marshall Tax-Free Money Market Fund, Class I, 0.286% (12)	18,336,677	18,336,677

Short-Term Municipals - 1.2%

Arkansas - 0.1%
Independence County Public Health Education & Housing Facilities Board, 2.000%, 6/1/2011 BBB/NR	$135,000	135,000
Colorado - 0.0%
Colorado Educational & Cultural Facilities Authority, 4.000%, 6/1/2011 A/A3	100,000	100,000
Illinois - 0.2%
Bridgeview Park District, 3.500%, 12/1/2011 NR/NR	520,000	520,276
Indiana - 0.1%
City of Mishawaka, 2.000%, 9/1/2011 A+/NR	225,000	225,490
Indiana Finance Authority, 2.500%, 7/1/2011 NR/A3	100,000	100,095

		325,585
Minnesota - 0.2%
Minnesota Higher Education Facilities Authority, 1.750%, 10/1/2011 NR/Baa3	550,000	548,949
Montana - 0.0%
Gallatin County Rural Improvement District, 2.500%, 7/1/2011 NR/NR	75,000	75,005
New Hampshire - 0.1%
New Hampshire University System, 1.500%, 7/15/2011 A/NR (5) (6)	225,000	224,928
Ohio - 0.1%
County of Butler, 3.000%, 11/1/2011 BBB+/Baa1	400,000	401,900
Texas - 0.4%
City of Richardson, 1.500%, 6/15/2011 AAA/A-1/Aa1 (3)	1,005,000	1,005,000
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2011 BBB+/Baa2	325,000	324,974

		1,329,974

Total Short-Term Municipals		3,661,617

Total Short-Term Investments (identified cost $21,999,403)		21,998,294

Total Investments - 99.4% (identified cost $307,159,019)		307,527,876
Other Assets and Liabilities - 0.6%		1,963,919

Total Net Assets - 100.0%		$309,491,795

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Asset-Backed Securities - 7.4%

Automobiles - 6.1%
CarMax Auto Owner Trust, Class A3, (Series 2010-2), 1.410%, 2/16/2015	$1,300,000	$1,312,605
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	668,317	675,993
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	925,087	933,980
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	500,000	503,839
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	475,665	480,172
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.948%, 4/14/2013 (3) (5) (6)	1,000,000	1,000,206
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	437,975	441,121
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	496,781	501,130
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	1,000,000	1,004,772

		6,853,818

Credit Cards - 0.9%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,025,036

Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.434%, 4/25/2037 (3) (5) (6)	790,667	484,105

Total Asset-Backed Securities (identified cost $8,601,819)		8,362,959

Collateralized Mortgage Obligations - 7.1%

Federal Home Loan Mortgage Corporation - 0.2%
5.250%, 1/15/2034, (Series 3014)	227,644	233,415
Government National Mortgage Association - 0.5%
2.866%, 2/16/2020, (Series 2003-48)	34,373	34,501
4.419%, 5/16/2034, (Series 2007-46)	519,334	532,829

		567,330
Private Sponsor - 6.4%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	367,329	364,196
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.585%, 5/20/2036 (3)	766,177	719,647
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	716,692	734,433
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	464,426	470,671
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.939%, 10/25/2035 (3)	517,168	485,493
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.678%, 10/15/2054 (3) (5) (6)	1,560,000	1,566,778
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	1,295,770	1,265,172
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.794%, 4/25/2037 (3)	399,737	389,449
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	490,555	479,322
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.304%, 5/25/2037 (3)	55,481	54,552
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.743%, 5/25/2036 (3)	539,909	424,761
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.888%, 4/25/2036 (3)	279,580	256,662

		7,211,136

Total Collateralized Mortgage Obligations (identified cost $8,048,349)		8,011,881

Commercial Mortgage Securities - 14.2%

Private Sponsor - 14.2%
Banc of America Commercial Mortgage, Inc., Class A3, (Series 2007-1), 5.449%, 1/15/2049	1,050,000	1,106,682
Bear Stearns Commercial Mortgage Securities, Class A1, (Series 2007-BBA8), 0.268%, 3/15/2022 (3) (5) (6)	118,064	115,961

Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,250,000	1,333,279
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	653,099	652,624
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.268%, 2/15/2022 (3) (5) (6)	1,015,315	982,786
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,639,384
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.535%, 3/6/2020 (3) (5) (6)	1,400,000	1,360,823
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	900,000	928,626
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,350,000	1,441,378
JP Morgan Chase Commercial Mortgage Securities Corp., Class A4, (Series 2006-LDP8), 5.399%, 5/15/2045 (4)	1,120,000	1,224,572
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	833,996	876,410
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	1,000,000	1,064,779
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.498%, 6/15/2022 (3) (5) (6)	1,482,120	1,441,201
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	422,083	421,714
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.870%, 6/12/2046 (3)	750,000	805,718
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042	580,000	610,336

Total Commercial Mortgage Securities (identified cost $15,723,481)		16,006,273

Corporate Bonds & Notes - 42.5%

Aerospace/Defense - 0.9%
Systems 2001 Asset Trust LLC, 6.664%, 9/15/2013 (5) (6)	976,750	1,049,029
Auto Manufacturers - 0.8%
Volkswagen International Finance NV, 1.875%, 4/1/2014 (5) (6)	870,000	876,582
Banks - 14.3%
Abbey National Treasury Services PLC/London, 1.854%, 4/25/2014 (3)	1,070,000	1,071,838
Banco Santander Chile, 2.875%, 11/13/2012 (5) (6)	500,000	503,242
Bank of America Corp., 7.375%, 5/15/2014 (1)	1,300,000	1,485,334
BB&T Corp., 3.850%, 7/27/2012	1,280,000	1,324,810
BBVA U.S. Senior SA Uniper, 3.250%, 5/16/2014	650,000	650,538
BNP Paribas, 1.190%, 1/10/2014 (3)	855,000	859,431
Citigroup, Inc., 6.000%, 12/13/2013 (1)	1,265,000	1,387,517
GMAC, LLC., 7.500%, 12/31/2013	528,000	575,520
Goldman Sachs Group, Inc., 5.250%, 10/15/2013 (1)	1,300,000	1,399,970
Intesa Sanpaolo SpA/New York, 2.375%, 12/21/2012	875,000	881,831
JPMorgan Chase & Co., 3.700%, 1/20/2015 (1)	1,000,000	1,048,683
Morgan Stanley, 2.875%, 1/24/2014 (1)	1,455,000	1,487,230
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,016,353
Societe Generale, 1.326%, 4/11/2014 (3) (5) (6)	1,000,000	997,511
U.S. Bancorp, 1.375%, 9/13/2013 (1)	1,385,000	1,396,263

		16,086,071
Biotechnology - 0.9%
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,030,736
Diversified Financial Services - 7.0%
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,314,379
General Electric Capital Corp., 1.875%, 9/16/2013	1,410,000	1,425,175
General Electric Capital Corp., 1.144%, 1/7/2014 (1) (3)	1,000,000	1,005,680
Invesco, Ltd., 5.625%, 4/17/2012	1,325,000	1,382,521
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2012 (2) (11)	1,100,000	291,500
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012 (1)	1,350,000	1,428,008
TD Ameritrade Holding Corp., 4.150%, 12/1/2014 (1)	940,000	1,007,266

		7,854,529
Electric - 2.0%
Alliant Energy Corp., 4.000%, 10/15/2014	1,200,000	1,265,699
Appalachian Power Co., 3.400%, 5/24/2015	970,000	1,006,076

		2,271,775

Healthcare-Products - 1.1%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,265,066
Home Furnishings - 1.1%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,223,520
Household Products/Wares - 0.4%
Fortune Brands, Inc., 4.875%, 12/1/2013	425,000	453,231
Insurance - 6.3%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	477,000	507,568
Hartford Financial Services Group, Inc., 5.250%, 10/15/2011	1,250,000	1,270,919
HSB Group, Inc., 1.188%, 7/15/2027 (3)	2,430,000	2,110,455
MetLife Institutional Funding II, 1.201%, 4/4/2014 (3) (5) (6)	870,000	873,188
Metropolitan Life Global Funding I, 2.500%, 1/11/2013 (5) (6)	1,000,000	1,020,212
Prudential Financial, Inc., 2.750%, 1/14/2013	1,300,000	1,332,401

		7,114,743
Iron/Steel - 1.2%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,283,184
Media - 1.0%
Comcast Cable Holdings LLC, 9.800%, 2/1/2012 (1)	1,040,000	1,102,452
Mining - 2.0%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5) (6)	1,250,000	1,268,992
Barrick Gold Corp., 1.750%, 5/30/2014 (4) (5) (6)	1,000,000	1,002,500

		2,271,492
Pipelines - 0.4%
Transcontinental Gas Pipe Line Co. LLC, 7.000%, 8/15/2011	450,000	455,877
Telecommunications - 2.1%
Verizon Communications, Inc., 1.950%, 3/28/2014 (1)	1,050,000	1,071,173
Vodafone Group PLC, 5.000%, 12/16/2013	1,125,000	1,227,917

		2,299,090
Transportation - 1.0%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,080,321

Total Corporate Bonds & Notes (identified cost $47,598,647)		47,717,698

Municipals - 8.5%

Arkansas - 0.9%
Arkansas Development Finance Authority, 0.750%, 6/1/2012 AAA/NR	1,040,000	1,040,718
Florida - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp., 0.978%, 10/15/2012 AA-/Aa3; Call 6/15/2011 (3)	500,000	498,325
Illinois - 2.3%
State of Illinois, 3.080%, 7/1/2012 A+/A1	1,000,000	1,015,100
State of Illinois, 4.071%, 1/1/2014 A+/A1	1,525,000	1,584,033

		2,599,133
Kentucky - 1.0%
Kentucky Economic Development Finance Authority, 1.850%, 9/1/2011 BBB/NR (3) (4) (8)	1,115,000	1,115,000
New York - 0.7%
City of New York, 1.620%, 12/1/2012 AA/Aa2	790,000	801,968
North Carolina - 1.3%
North Carolina Capital Facilities Finance Agency, 1.650%, 6/1/2011 BBB/A-2/NR (3)	1,500,000	1,500,000
Puerto Rico - 0.9%
Government Development Bank for Puerto Rico, 3.670%, 5/1/2014 BBB/A3	1,000,000	1,012,670
Washington - 0.3%
Fife Local Improvement District, 3.000%, 3/1/2012 SP-1+/NR; Call 9/1/2011	300,000	300,675

Wisconsin - 0.6%
City of Madison, 2.300%, 10/1/2016 NR/Aaa	670,000	673,678

Total Municipals (identified cost $9,437,964)		9,542,167
Mutual Funds - 5.0%
Eaton Vance Institutional Senior Loan Fund, 4.080%	269,240	2,459,257
Fidelity Floating Rate High Income Fund, 2.840%	319,038	3,148,907

Total Mutual Funds (identified cost $5,421,863)		5,608,164

U.S. Government & U.S. Government Agency Obligations - 4.0%

Federal Home Loan Mortgage Corporation - 1.0%
2.875%, 2/9/2015 (1)	$1,000,000	1,057,750
Federal National Mortgage Association - 1.3%
0.375%, 12/28/2012 (1)	1,500,000	1,501,159

U.S. Treasury Bonds & Notes - 1.7%
0.750%, 8/15/2013	1,925,000	1,935,228

Total U.S. Government & U.S. Government Agency Obligations (identified cost $4,447,150)		4,494,137

U.S. Government Agency-Mortgage Securities - 0.5%

Federal National Mortgage Association - 0.2%
7.000%, 12/1/2015	44,565	48,180
7.500%, 9/1/2015	75,671	83,707
9.500%, 12/1/2024	42,472	50,226
9.500%, 1/1/2025	17,492	17,626
9.500%, 1/1/2025	24,149	24,507
10.000%, 7/1/2020	31,827	36,789
11.000%, 12/1/2015	23	23

		261,058

Government National Mortgage Association - 0.3%
7.500%, 8/15/2037	262,593	304,938
9.000%, 12/15/2019	32,509	38,041

		342,979

Total U.S. Government Agency-Mortgage Securities (identified cost $548,863)		604,037

Short-Term Investments - 22.7%

Collateral Pool Investment for Securities on Loan - 9.8%
(See Note 2 of the Schedule of Investments)		11,014,032
Repurchase Agreement - 12.9%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $14,448,467 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $14,737,673 (at amortized cost)	14,448,431	14,448,431

Total Short-Term Investments (identified cost $25,462,463)		25,462,463

Total Investments - 111.9% (identified cost $125,290,599)		125,809,779
Other Assets and Liabilities - (11.9)%		(13,391,393)

Total Net Assets - 100.0%		$112,418,386

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Principal Amount	Value
Collateralized Mortgage Obligations - 3.2%

Federal Home Loan Mortgage Corporation - 1.2%
0.948%, 7/15/2032, (Series 3652) (3)	$1,850,228	$1,872,025
Private Sponsor - 2.0%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.835%, 7/25/2037 (3)	1,524,257	1,434,707
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.678%, 10/15/2054 (3) (5) (6)	1,500,000	1,506,518
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.304%, 5/25/2037 (3)	229,575	225,733

		3,166,958

Total Collateralized Mortgage Obligations (identified cost $5,085,263)		5,038,983

Commercial Mortgage Securities - 4.9%

Private Sponsor - 4.9%
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.268%, 2/15/2022 (3) (5) (6)	1,240,089	1,200,360
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,601,530
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.498%, 6/15/2022 (3) (5) (6)	5,187,421	5,044,201

Total Commercial Mortgage Securities (identified cost $7,889,616)		7,846,091

Corporate Bonds & Notes - 41.3%

Auto Manufacturers - 1.3%
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	2,000,000	2,023,580
Banks - 13.5%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,542,526
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	2,000,000	2,033,944
ANZ National Int’l, Ltd./New Zealand, 1.309%, 12/20/2013 (3) (5) (6)	1,000,000	1,001,775
Bank of America Corp., 1.693%, 1/30/2014 (3)	1,500,000	1,515,781
BB&T Corp., 3.850%, 7/27/2012	2,000,000	2,070,016
BNP Paribas, 1.190%, 1/10/2014 (3)	1,500,000	1,507,775
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,061,794
National Australia Bank, Ltd., 1.010%, 4/11/2014 (3) (5) (6)	1,700,000	1,699,587
Nordea Bank AB, 1.750%, 10/4/2013 (1) (5) (6)	1,500,000	1,507,533
Rabobank Nederland NV, 3.200%, 3/11/2015 (5) (6)	1,200,000	1,244,820
Santander U.S. Debt SA Unipersonal, 1.107%, 3/30/2012 (3) (5) (6)	1,500,000	1,500,399
Societe Generale, 1.326%, 4/11/2014 (3) (5) (6)	1,700,000	1,695,769
Westpac Banking Corp., 3.000%, 12/9/2015 (1)	2,000,000	2,028,498

		21,410,217

Building Materials - 1.2%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,889,693
Computers - 0.8%
Dell, Inc., 3.100%, 4/1/2016	1,300,000	1,331,364
Diversified Financial Services - 3.8%
American Honda Finance Corp., 6.700%, 10/1/2013 (5) (6)	2,000,000	2,235,256
American Honda Finance Corp., 2.500%, 9/21/2015 (1) (5) (6)	2,000,000	2,014,192
General Electric Capital Corp., 4.375%, 9/16/2020 (1)	1,000,000	998,286
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2) (11)	3,000,000	795,000

		6,042,734

Electric - 1.0%
Commonwealth Edison Co., 1.625%, 1/15/2014	1,500,000	1,512,495
Healthcare-Products - 1.3%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,108,444
Insurance - 5.8%
Berkshire Hathaway, Inc., 0.696%, 2/11/2013 (1) (3)	2,000,000	2,011,772
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,576,294
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,064,085
HSB Group, Inc., 1.188%, 7/15/2027 (3)	4,000,000	3,474,000
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,160,419

		9,286,570
Iron/Steel - 1.3%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,138,640
Media - 5.8%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,199,266
NBCUniversal Media LLC, 5.150%, 4/30/2020 (5) (6)	2,000,000	2,131,492
NBCUniversal Media LLC, 4.375%, 4/1/2021 (5) (6)	1,300,000	1,294,795
News America, Inc., 4.500%, 2/15/2021 (5) (6)	2,000,000	2,025,120
Time Warner, Inc., 4.750%, 3/29/2021	1,500,000	1,532,406

		9,183,079
Mining - 1.7%
Anglo American Capital PLC, 9.375%, 4/8/2019 (1)	2,000,000	2,734,482
Oil & Gas - 0.9%
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (1) (5) (6)	1,500,000	1,430,805
Real Estate Investment Trusts - 1.0%
HCP, Inc., 5.375%, 2/1/2021	1,500,000	1,577,547
Software - 0.9%
Microsoft Corp., 3.000%, 10/1/2020	1,500,000	1,437,816
Telecommunications - 1.0%
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,532,712

Total Corporate Bonds & Notes (identified cost $65,889,449)		65,640,178

Municipals - 1.3%

Illinois - 1.3%
State of Illinois, 6.200%, 7/1/2021 A+/A1	2,000,000	2,126,380

Total Municipals (identified cost $1,999,447)		2,126,380

U.S. Government & U.S. Government Agency Obligations - 33.2%

U.S. Treasury Bonds & Notes - 33.2%
1.125%, 6/15/2013 (1)	5,000,000	5,066,435
1.500%, 12/31/2013 (1)	7,000,000	7,154,217
2.000%, 4/30/2016 (1)	10,000,000	10,166,360
2.625%, 4/30/2018 (1)	20,000,000	20,353,120
3.125%, 5/15/2021 (1)	10,000,000	10,065,670

Total U.S. Government & U.S. Government Agency Obligations (identified cost $52,252,201)		52,805,802

Short-Term Investments - 54.4%

Collateral Pool Investment for Securities on Loan - 41.9%
(See Note 2 of the Schedule of Investments)		66,648,058

Repurchase Agreement - 12.5%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $19,971,519 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $20,371,166 (at amortized cost)	19,971,469	19,971,469

Total Short-Term Investments (identified cost $86,619,527)	86,619,527

Total Investments - 138.3% (identified cost $219,735,503)	220,076,961
Other Assets and Liabilities - (38.3)%	(60,928,502)

Total Net Assets - 100.0%	$159,148,459

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Municipals - 96.7%

Alabama - 0.8%
Alabama State Board of Education, 4.375%, 10/1/2017 NR/A1	$200,000	$220,584
Alabama State Board of Education, 4.500%, 10/1/2018 NR/A1	210,000	231,447
Alabama State Board of Education, 4.750%, 10/1/2019 NR/A1; Call 10/1/2018	220,000	241,657
Alabama State Board of Education, 5.000%, 10/1/2020 NR/A1; Call 10/1/2018	230,000	252,742
Alabama State Board of Education, 5.250%, 10/1/2021 NR/A1; Call 10/1/2018	140,000	154,188
Alabama State Board of Education, 5.375%, 10/1/2022 NR/A1; Call 10/1/2018	105,000	115,204
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018 A+/Aa3; Call 7/1/2017	350,000	390,680
Cullman Utilities Board, AGM, 4.250%, 9/1/2028 AA+/Aa3; Call 9/1/2020 (4)	1,000,000	967,840
Cullman Utilities Board, AGM, 4.375%, 9/1/2029 AA+/Aa3; Call 9/1/2020 (4)	500,000	486,780
Huntsville Public Building Authority, NATL-RE, 5.000%, 10/1/2020 AA+/Aa1; Call 4/1/2017	350,000	382,071
Odenville Utilities Board, AMBAC, 3.800%, 8/1/2017 NR/WR; Call 8/1/2015	185,000	190,086

		3,633,279
Alaska - 0.3%
Alaska International Airports System, NATL-RE, 5.000%, 10/1/2026 BBB/Aa3; Call 10/1/2016	1,000,000	1,026,730
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018 AAA/NR; Call 6/1/2015 (8)	270,000	282,004

		1,308,734
Arizona - 3.8%
Arizona Health Facilities Authority, 5.000%, 1/1/2020 A+/NR; Call 1/1/2017	900,000	945,486
Arizona School Facilities Board, 5.750%, 9/1/2019 A+/A1; Call 9/1/2018	690,000	766,624
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015 NR/WR	1,050,000	1,068,165
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017 NR/WR	500,000	524,250
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013 NR/WR	750,000	784,657
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014 NR/WR	250,000	266,418
Arizona State University, 6.250%, 7/1/2028 AA-/A1; Call 7/1/2018	500,000	567,745
City of Goodyear, 5.000%, 7/1/2022 A+/A2; Call 7/1/2020	205,000	216,773
City of Goodyear, 5.000%, 7/1/2023 A+/A2; Call 7/1/2020	265,000	277,169
City of Goodyear, 5.125%, 7/1/2025 A+/A2; Call 7/1/2020	345,000	355,719
City of Sedona, NATL-RE, 5.000%, 7/1/2012 BBB/Baa1	250,000	259,783
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019 NR/Aa3; Call 7/1/2018 (3)	500,000	548,945
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020 NR/Aa3; Call 7/1/2018 (3)	600,000	649,716
Maricopa County Elementary School District No. 28-Kyrene Elementary, MBIA, 5.000%, 7/1/2013 NR/Aa1	125,000	135,013
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024 A/NR; Call 7/1/2016	300,000	331,782
Maricopa County Industrial Development Authority, 5.000%, 7/1/2016 A/A2; Call 7/1/2011	90,000	90,306
Maricopa County Industrial Development Authority, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call 9/1/2016 (3) (8)	9,366	9,397
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020 AA-/Aa3; Call 7/1/2018	600,000	659,922
Phoenix Civic Improvement Corp., MBIA, 5.250%, 7/1/2016 AAA/Aa2	135,000	158,290
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2013 AA/Aa3	320,000	300,874
Pima County Industrial Development Authority, 5.250%, 7/1/2031 AA/Aa3; Call 7/1/2019	1,700,000	1,734,680
Pima County Industrial Development Authority, 6.375%, 7/1/2028 NR/Baa3; Call 7/1/2018	320,000	307,296
Pinal County Elementary School District No. 4 Casa Grande Elementary, NATL-RE, 4.000%, 7/1/2016 NR/A1	215,000	230,392
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018 A-/A3	250,000	266,545
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030 A-/A3; Call 9/1/2013	435,000	435,144
State of Arizona, AGM, 5.250%, 10/1/2024 AA+/Aa3; Call 10/1/2019	2,000,000	2,111,620
University Medical Center Corp., 5.250%, 7/1/2014 BBB+/Baa1	500,000	523,965
University Medical Center Corp., 6.250%, 7/1/2029 BBB+/Baa1; Call 7/1/2019	160,000	162,011
Yavapai County Industrial Development Authority, RADIAN, 5.250%, 8/1/2021 NR/Baa2; Call 8/1/2013	200,000	198,588
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023 A+/A1; Call 7/1/2017	1,950,000	2,040,187
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025 A+/A1; Call 7/1/2017	1,000,000	1,028,970

		17,956,432

Arkansas - 1.7%
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025 BBB/NR; Call 6/1/2020	1,250,000	1,239,038
Independence County Public Health Education & Housing Facilities Board, 5.625%, 6/1/2027 BBB/NR; Call 6/1/2020	1,750,000	1,747,252
University of Arkansas, GO, 4.000%, 11/1/2029 NR/Aa2; Call 11/1/2021 (4)	2,840,000	2,785,444
University of Arkansas, GO, 4.625%, 11/1/2036 NR/Aa2; Call 11/1/2021 (4)	2,000,000	1,980,740

		7,752,474
California - 7.8%
ABC Unified School District, MBIA, 5.000%, 2/1/2021 A+/Baa1	500,000	523,775
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015 NR/WR	350,000	373,198
California Health Facilities Financing Authority, 5.150%, 11/15/2040 A+/Aa3/WR; Call 11/15/2020	3,325,000	3,151,468
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039 A/A1; Call 2/1/2015	600,000	607,038
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039 A/A1; Call 2/1/2015	450,000	462,663
California Statewide Communities Development Authority, 3.750%, 6/1/2039 NR/Ba3/SG; Call 6/1/2011 (3)	5,000,000	5,000,000
California Statewide Communities Development Authority, 5.000%, 8/15/2021 A+/A1; Call 8/15/2016	80,000	81,274
Cawelo Water District, CIFG, 4.125%, 5/1/2020 NR/WR; Call 5/1/2017	500,000	486,700
Cayucos Elementary School District, XLCA, 0.000%, 8/1/2016 A+/WR; Call 8/1/2015	110,000	91,779
Cayucos Elementary School District, XLCA, 0.000%, 8/1/2017 A+/WR; Call 8/1/2015	155,000	120,781
City & County of San Francisco, 4.625%, 6/15/2030 AA/Aa2; Call 6/15/2015	350,000	349,335
City of Madera, 6.500%, 1/1/2040 A-/NR; Call 1/1/2020	1,500,000	1,523,520
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019 NR/WR	645,000	423,565
El Rancho Unified School District, AMBAC, 0.000%, 11/1/2017 NR/A1	245,000	188,042
Fontana Unified School District, 0.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,492,410
Fresno Unified School District, MBIA, 5.300%, 2/1/2014 A+/Baa1	290,000	312,246
Fresno Unified School District, MBIA, 5.800%, 2/1/2014 A+/Baa1	125,000	136,193
Fresno Unified School District, MBIA, 6.000%, 8/1/2026 A+/Baa1	1,400,000	1,505,938
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2015 A+/WR	205,000	179,338
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2017 A+/WR	210,000	158,588
Imperial Community College District, AGC, 0.000%, 8/1/2028 AA+/NR	330,000	105,620
Jurupa Community Services District, 5.000%, 9/1/2029 AA-/NR; Call 9/1/2020	375,000	382,485
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016 A+/Aa3	575,000	487,606
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017 A+/Aa3	650,000	519,519
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027 AA+/NR	295,000	116,537
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032 AA/Aa1; Call 8/1/2017	475,000	478,724
Los Angeles Unified School District, 5.000%, 7/1/2024 AA-/Aa2; Call 7/1/2019	225,000	239,116
Los Angeles Unified School District, 5.200%, 7/1/2029 AA-/Aa2; Call 7/1/2019	480,000	501,864
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020 A+/Aa2	500,000	319,895
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023 BBB/Aa3	590,000	296,109
Oxnard School District, MBIA, 5.750%, 8/1/2022 A+/Baa1; Call 2/1/2022	100,000	108,855
Palo Alto Unified School District, 0.000%, 8/1/2017 AAA/Aa1	490,000	407,126
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021 A+/Baa1; Call 8/1/2016	315,000	329,436
Pomona Unified School District, MBIA, 6.550%, 8/1/2029 A/Baa1	200,000	220,098
Sacramento Unified School District, AGM, 3.200%, 3/1/2014 NR/Aa3e (3)	2,000,000	2,000,000
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014 NR/A3	230,000	254,900
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015 NR/A3	310,000	349,671
Santa Barbara County College Elementary School District, 0.000%, 8/1/2026 AA/NR	135,000	57,241
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027 AA/NR	365,000	141,507
Santa Barbara County College Elementary School District, 0.000%, 8/1/2029 AA/NR	335,000	112,687
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031 AA/NR	470,000	141,602
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033 AA/NR	575,000	150,851
Santa Barbara School District, 0.000%, 8/1/2036 A+/Aa2; Call 8/1/2033	1,450,000	643,626
Santa Barbara School District, 0.000%, 8/1/2041 A+/Aa2	10,000,000	1,237,200
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017 AA/Aa1; Call 8/1/2015	775,000	591,953
Semitropic Improvement District, XLCA, 4.250%, 12/1/2022 AA/WR; Call 12/1/2016	50,000	50,710
Semitropic Improvement District, XLCA, 5.500%, 12/1/2022 AA/WR; Call 12/1/2014	655,000	691,772

Sierra View Local Health Care District, 3.800%, 7/1/2017 NR/NR	370,000	366,426
Sierra View Local Health Care District, 4.700%, 7/1/2016 NR/NR	250,000	260,060
Sierra View Local Health Care District, 4.875%, 7/1/2018 NR/NR; Call 7/1/2017	650,000	659,015
Sierra View Local Health Care District, 5.250%, 7/1/2022 NR/NR; Call 7/1/2017	1,000,000	1,022,910
Sierra View Local Health Care District, 5.250%, 7/1/2023 NR/NR; Call 7/1/2017	250,000	253,755
Tahoe Forest Hospital District, 5.500%, 8/1/2027 NR/Aa3; Call 8/1/2018	1,345,000	1,412,196
Tahoe Forest Hospital District, 5.500%, 8/1/2035 NR/Aa3; Call 8/1/2018	1,000,000	1,020,670
Twin Rivers Unified School District, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	1,012,297
University of California, AGM, 5.000%, 5/15/2018 AA+/Aa1; Call 5/15/2013	250,000	267,722
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013 BBB/Baa1	100,000	102,803
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015 BBB/Baa1	275,000	287,213
Vallejo City Unified School District, MBIA, 5.900%, 2/1/2017 BBB/Baa1	60,000	63,814
Vallejo City Unified School District, MBIA, 5.900%, 2/1/2018 BBB/Baa1	50,000	52,722
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018 BBB/Baa1	350,000	368,095
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025 BBB/Baa1	725,000	719,294
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023 AA/NR	1,560,000	848,078

		36,821,631
Colorado - 3.0%
Arapahoe County Water & Wastewater Public Improvement District, NATL-RE, 5.750%, 12/1/2016 BBB/Baa1; Call 12/1/2012	155,000	165,247
City & County of Denver, XLCA, 5.000%, 11/15/2023 A+/A1; Call 11/15/2015	1,410,000	1,468,092
City of Colorado Springs, 4.625%, 11/15/2033 AA/Aa2; Call 11/15/2019	150,000	151,092
Colorado Educational & Cultural Facilities Authority, 6.000%, 4/1/2021 NR/Baa2; Call 7/1/2011	225,000	225,020
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040 A/NR; Call 3/1/2020	2,000,000	2,108,500
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038 A/NR; Call 12/1/2018	500,000	564,580
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024 A/Baa3; Call 6/1/2014	750,000	751,230
Colorado Health Facilities Authority, 5.125%, 11/15/2020 AA-/Aa3; Call 11/15/2016 (3)	555,000	583,904
Colorado Health Facilities Authority, 5.125%, 11/15/2022 AA-/Aa3; Call 11/15/2016 (3)	225,000	234,261
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014 BBB/NR	570,000	579,667
Colorado Higher Education, 5.500%, 11/1/2027 NR/Aa2; Call 11/1/2018	55,000	68,756
Colorado Higher Education, 5.500%, 11/1/2027 AA-/Aa2; Call 11/1/2018	145,000	153,765
County of Pueblo, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call 7/1/2011	750,000	750,383
Denver City & County School District No. 1, AMBAC, 5.700%, 12/15/2011 NR/Aa3; Call 7/1/2011	1,650,000	1,656,286
Denver Health & Hospital Authority, 5.500%, 12/1/2019 BBB/NR	1,195,000	1,232,607
Denver Urban Renewal Authority, 5.000%, 12/1/2025 NR/Aa3; Call 12/1/2015	1,350,000	1,400,530
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027 NR/Aa2; Call 12/1/2017	500,000	543,175
Park Creek Metropolitan District, AGM, 6.000%, 12/1/2038 AA+/Aa3; Call 12/1/2020	150,000	153,485
Public Authority for Colorado Energy, 5.750%, 11/15/2018 A/A2	735,000	774,051
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2014 NR/WR; Call 12/1/2013	150,000	156,021
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016 NR/WR; Call 12/1/2013	250,000	256,415
Southlands Metropolitan District No. 1, RADIAN, 4.750%, 12/1/2027 NR/WR; Call 12/1/2017	100,000	77,292

		14,054,359
Connecticut - 0.2%
State of Connecticut, 4.250%, 2/1/2015 AA/Aa3	750,000	826,860
Delaware - 0.1%
Delaware State Housing Authority, 5.000%, 1/1/2026 NR/Aa1; Call 7/1/2019 (8)	305,000	309,645
Town of Middletown, NATL-RE, 3.800%, 1/15/2013 NR/Baa1	300,000	309,417

		619,062
District of Columbia - 0.1%
District of Columbia, AGM, 5.000%, 6/1/2022 AA+/Aa2; Call 12/1/2017	250,000	270,710
Florida - 8.3%
Alachua County Health Facilities Authority, 6.500%, 12/1/2019 A/A2; Call 12/1/2018	75,000	83,545
Citizens Property Insurance Corp., 5.000%, 6/1/2011 A+/A2	600,000	600,000
Citizens Property Insurance Corp., 5.000%, 6/1/2016 A+/A2	700,000	745,087
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016 AA+/Aa3	400,000	428,600
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017 AA+/Aa3	1,000,000	1,064,890
City of Cape Coral, AMBAC, 3.700%, 10/1/2013 BBB+/A1	200,000	207,320
City of Cape Coral, AMBAC, 5.000%, 10/1/2017 BBB+/A1; Call 10/1/2016	150,000	162,969
City of Gainesville, AMBAC, 5.500%, 8/1/2017 NR/A2	1,000,000	1,113,450
City of Gulf Breeze, 3.000%, 12/1/2012 NR/NR; Call 7/1/2011 (3)	4,485,000	4,494,777
City of Gulf Breeze, 5.000%, 12/1/2023 A+/Aa3; Call 12/1/2020	2,000,000	2,130,660

City of Gulf Breeze, FGIC, 6.050%, 12/1/2013 NR/NR/WR; Call 7/1/2011 (3)	1,475,000	1,480,974
City of Lake City, AGM, 4.125%, 7/1/2028 AA+/Aa3; Call 7/1/2020	425,000	412,050
City of Lakeland, 1.280%, 10/1/2014 AA-/A1; Call 4/1/2014 (3)	250,000	252,098
City of St. Augustine, 5.750%, 10/1/2041 A+/Aa3; Call 10/1/2021	1,000,000	1,034,550
City of Sunrise, AMBAC, 5.500%, 10/1/2015 AA-/WR	125,000	138,949
City of Sunrise, NATL-RE, 0.000%, 10/1/2013 BBB/Baa1	120,000	112,067
City of Sunrise, NATL-RE, 0.000%, 10/1/2020 BBB/Baa1	975,000	622,420
City of Tampa, AMBAC, 0.000%, 4/1/2017 NR/Aa3	240,000	195,950
Collier County Industrial Development Authority, 4.650%, 9/30/2019 A+/Aa3; Call 10/1/2011 (3)	180,000	175,741
County of Brevard, AMBAC, 5.000%, 7/1/2014 NR/WR	210,000	226,038
County of Brevard, AMBAC, 5.000%, 7/1/2015 NR/WR	145,000	167,488
County of Brevard, AMBAC, 5.000%, 7/1/2015 NR/WR	355,000	385,463
County of Brevard, AMBAC, 5.000%, 7/1/2016 NR/WR	365,000	431,937
County of Brevard, AMBAC, 5.000%, 7/1/2016 NR/WR	910,000	995,112
County of Miami-Dade, 5.000%, 10/1/2028 A+/Aa2; Call 10/1/2020	2,000,000	2,138,240
County of Miami-Dade, 5.500%, 10/1/2026 A-/A2; Call 10/1/2020	1,900,000	2,009,174
County of Miami-Dade, AGC, 5.000%, 10/1/2029 AA+/Aa3; Call 10/1/2019	400,000	407,888
County of Miami-Dade, AGC, 5.500%, 10/1/2024 AA+/Aa3; Call 10/1/2018 (8)	1,500,000	1,555,680
County of Miami-Dade, BHAC, 6.000%, 10/1/2023 AA+/Aa1; Call 10/1/2018	1,000,000	1,172,290
County of Miami-Dade, NATL-RE, 5.125%, 10/1/2021 BBB/Aa2; Call 6/27/2011	300,000	300,972
County of Polk, NATL-RE, 5.000%, 12/1/2016 A+/Baa1	625,000	681,600
County of St. Johns, NATL-RE, 0.000%, 6/1/2021 BBB/Baa1	100,000	58,199
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026 BBB/WR; Call 1/1/2016	1,000,000	1,034,440
Florida Housing Finance Corp., 5.000%, 7/1/2034 AA+/Aa1; Call 7/1/2012 (8)	120,000	120,613
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028 NR/Aaa; Call 1/1/2020	1,000,000	1,078,600
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028 AA+/Aa1; Call 1/1/2018	805,000	821,052
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013 AA-/Aa3	500,000	533,645
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014 AA-/Aa3	600,000	648,978
Florida Municipal Power Agency, 5.500%, 10/1/2019 NR/A1	250,000	285,450
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022 AA+/Aa3; Call 7/1/2014	1,500,000	1,573,980
Fort Pierce, AGC, 5.875%, 9/1/2028 AA+/Aa3; Call 9/1/2018	500,000	543,025
Greater Orlando Aviation Authority, FSA, 5.000%, 10/1/2019 AA+/Aa3; Call 10/1/2017 (8)	200,000	213,144
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 AA-/Aa3 (3)	750,000	825,345
Hillsborough County Aviation Authority, NATL-RE, 5.000%, 10/1/2015 A+/Aa3	200,000	225,282
Hillsborough County Industrial Development Authority, 5.650%, 5/15/2018 BBB+/Baa1 (3)	500,000	557,315
Hillsborough County Industrial Development Authority, AMBAC, 5.000%, 3/15/2012 BBB+/Baa1 (3)	875,000	898,669
Miami Health Facilities Authority, 4.500%, 11/15/2014 A/A1; Call 11/15/2013	570,000	604,040
Orange County Health Facilities Authority, 5.250%, 10/1/2035 A/A2; Call 10/1/2018	300,000	277,503
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029 NR/Aaa; Call 8/1/2020	150,000	153,197
Port St. Lucie Community Redevelopment Agency, NATL-RE, 4.000%, 1/1/2015 A+/Baa1; Call 1/1/2014	200,000	209,484
Port St. Lucie, AGC, 6.250%, 9/1/2027 AA+/Aa3; Call 9/1/2018	500,000	520,595
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 A-/A3 (3)	445,000	480,110
St. Johns County School Board, NATL-RE, 5.000%, 7/1/2018 A+/A1; Call 7/1/2016	150,000	159,950
Sunrise Excise Tax & Special Assessment, AMBAC, 5.500%, 10/1/2018 AA-/WR	575,000	677,545
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019 BBB/Baa1	905,000	612,160

		39,040,300
Georgia - 3.6%
City of Atlanta, 5.000%, 1/1/2018 NR/A1	600,000	664,716
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022 A/A1	1,000,000	1,108,110
County of DeKalb, 4.000%, 12/1/2012 NR/Aa3	835,000	874,103
County of DeKalb, 4.000%, 1/1/2013 NR/Aa3	300,000	314,778
County of DeKalb, 4.000%, 12/1/2013 NR/Aa3	25,000	25,597
County of DeKalb, 5.000%, 12/1/2014 NR/Aa3	25,000	26,426
County of DeKalb, AGM, 5.250%, 10/1/2017 AA+/Aa1	200,000	224,648
County of Heard, XLCA, 5.000%, 5/1/2012 NR/WR	500,000	513,515
De Kalb County Building Authority, GO, 3.750%, 12/1/2015 NR/Aa3	50,000	50,786
DeKalb County Hospital Authority, 6.000%, 9/1/2030 NR/NR; Call 9/1/2020	500,000	475,865
East Point Building Authority, XLCA, 4.500%, 2/1/2025 NR/WR; Call 2/1/2016	500,000	419,950
East Point Building Authority, XLCA, 5.000%, 2/1/2017 NR/WR	575,000	571,607
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2020 A-/NR	805,000	775,118
Gainesville & Hall County Hospital Authority, County Guarantee, 4.750%, 2/15/2030 A+/NR; Call 2/15/2020	1,500,000	1,399,380

Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021 NR/Aaa	600,000	621,120
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031 NR/Aaa; Call 3/15/2021	3,000,000	3,101,250
Main Street Natural Gas, Inc., 5.250%, 9/15/2018 A/A2	250,000	257,293
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038 AA+/NR; Call 8/1/2018	250,000	261,302
Municipal Electric Authority of Georgia, 4.375%, 11/1/2029 A/A1; Call 11/1/2020	160,000	153,253
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019 A/A2; Call 7/1/2018	1,980,000	2,275,832
Richmond County Hospital Authority, 5.250%, 1/1/2029 A+/A1; Call 1/1/2019	1,150,000	1,110,279
Richmond County Hospital Authority, 5.375%, 1/1/2029 A+/A1; Call 1/1/2019	940,000	920,608
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020 BBB/WR; Call 1/1/2014	300,000	302,919
Spalding County, 6.125%, 9/1/2028 NR/Aa3; Call 9/1/2018	500,000	559,545

		17,008,000
Hawaii - 0.6%
City & County of Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024 AA/Aa2; Call 7/1/2015	1,000,000	1,054,960
Hawaii State Department of Budget & Finance, NATL-RE, 4.950%, 4/1/2012 BBB/Baa1	1,750,000	1,789,638

		2,844,598
Idaho - 0.4%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022 NR/A3; Call 6/1/2018	200,000	218,350
Boise-Kuna Irrigation District, 7.375%, 6/1/2034 NR/A3; Call 6/1/2018	340,000	376,808
Idaho Housing & Finance Association, 5.150%, 7/1/2022 NR/Aa3; Call 1/1/2013 (8)	475,000	478,268
Idaho Housing & Finance Association, 5.150%, 7/1/2023 NR/Aa3; Call 7/1/2012 (8)	180,000	180,590
Idaho Housing & Finance Association, 5.500%, 1/1/2021 NR/Aa3; Call 7/1/2011 (8)	135,000	135,558
Idaho Housing & Finance Association, 5.500%, 7/1/2021 NR/Aa3; Call 1/1/2012 (8)	80,000	80,336
Idaho Housing & Finance Association, 5.550%, 7/1/2021 NR/Aa3; Call 1/1/2012 (8)	255,000	261,355
Idaho Housing & Finance Association, 5.600%, 7/1/2021 NR/Aa3; Call 1/1/2012 (8)	235,000	236,102

		1,967,367
Illinois - 12.6%
Bryant, 5.900%, 8/1/2023 BBB+/Baa1; Call 7/1/2011	680,000	681,904
Chicago Public Building Commission Building, AMBAC, 5.000%, 3/1/2017 A/A1	115,000	124,773
Chicago Transit Authority, AGC, 5.250%, 6/1/2022 AA+/Aa3; Call 6/1/2018	1,500,000	1,563,210
City of Chicago, FSA, 5.500%, 1/1/2013 AA+/Aa3	435,000	459,012
City of Chicago, NATL-RE, 5.250%, 1/1/2024 A-/A1; Call 1/1/2016	2,025,000	2,092,210
City of Chicago, NATL-RE, 5.530%, 1/1/2020 A+/Aa3; Call 1/1/2016	1,000,000	1,097,240
City of Quincy, 5.000%, 11/15/2012 A-/A3	185,000	190,502
City of Springfield, NATL-RE, 5.000%, 3/1/2022 AA-/A1; Call 3/1/2017	3,500,000	3,612,525
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025 AA+/Aa2; Call 12/1/2017	2,605,000	2,701,385
Cook County Community High School District No. 219-Niles Township, NATL-RE, 0.000%, 12/1/2020 NR/Baa1	35,000	20,813
Cook County School District No. 123-Oak Lawn, NATL-RE, 0.000%, 12/1/2019 A+/A1	1,440,000	952,128
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013 NR/WR	500,000	521,390
Cook County School District No. 144 Prairie Hills, 4.050%, 2/1/2017 NR/A1; Call 7/1/2011	1,295,000	1,295,790
Cook County School District No. 144 Prairie Hills, 4.350%, 2/1/2018 NR/A1; Call 7/1/2011	1,350,000	1,350,742
Cook County School District No. 144 Prairie Hills, 4.550%, 2/1/2019 NR/A1; Call 7/1/2011	1,410,000	1,410,691
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016 NR/Aa3	300,000	249,675
County of St. Clair, 5.250%, 10/1/2027 AA/Aa2; Call 10/1/2019	1,150,000	1,210,099
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016 NR/Baa1	440,000	485,888
Illinois Finance Authority, 5.000%, 12/1/2012 BBB+/NR	415,000	433,430
Illinois Finance Authority, 5.000%, 5/15/2020 NR/NR	250,000	263,073
Illinois Finance Authority, 5.250%, 3/1/2019 A+/A1	250,000	283,795
Illinois Finance Authority, 5.250%, 11/15/2022 A/A3; Call 11/15/2017	250,000	249,780
Illinois Finance Authority, 5.750%, 11/15/2033 A/A3; Call 11/15/2017	960,000	925,987
Illinois Finance Authority, 6.000%, 8/15/2041 A+/NR; Call 8/15/2021	1,750,000	1,737,732
Illinois Finance Authority, 6.875%, 10/1/2043 BBB/Baa3; Call 10/1/2021	3,000,000	3,002,910
Illinois Finance Authority, 7.125%, 11/15/2037 A/A3; Call 5/15/2019	530,000	557,332
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 AA+/Aa3	250,000	269,655
Illinois Finance Authority, AMBAC, 6.250%, 2/1/2033 A+/A2; Call 2/1/2018	75,000	76,836
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018 AAA/Aa1; Call 11/1/2013 (3) (8)	2,255,000	2,258,382
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019 A+/A1; Call 2/1/2017	1,000,000	1,088,580
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024 A+/A1; Call 2/1/2017	1,000,000	1,059,070
Illinois State University, 4.000%, 4/1/2012 A+/A2	325,000	331,682
Kendall, Kane & Will Counties High School District No. 18, FSA, 5.250%, 10/1/2016 NR/Aa2; Call 10/1/2014	925,000	1,037,489

Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036 AA-/Aa3; Call 1/1/2021	1,435,000	1,481,594
La Salle & Grundy Counties Township High School District No. 160 Seneca, 5.125%, 2/1/2021 A+/NR; Call 10/1/2011 (4)	1,000,000	1,000,550
La Salle & Grundy Counties Township High School District No. 160 Seneca, 6.125%, 2/1/2031 A+/NR; Call 10/1/2011 (4)	1,000,000	1,003,750
Lake County Community Consolidated School District No. 46-Grayslake, NATL-RE FGIC, 0.000%, 12/1/2018 AA+/WR	275,000	206,489
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2019 NR/WR	100,000	66,340
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018 NR/A1; Call 1/15/2015	500,000	515,115
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026 NR/WR	525,000	177,550
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028 NR/WR	335,000	96,235
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013 NR/WR	200,000	188,338
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021 NR/WR	300,000	165,198
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023 NR/WR	100,000	47,064
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015 NR/Baa1	100,000	87,830
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017 NR/Baa1	210,000	165,547
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020 NR/A2; Call 1/1/2018	1,500,000	1,586,850
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021 A/NR	875,000	860,982
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2019 AA+/Aa3 (8)	790,000	813,692
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2020 AA+/Aa3 (8)	1,095,000	1,111,534
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2021 AA+/Aa3 (8)	815,000	815,000
Southern Illinois University, NATL-RE, 0.000%, 4/1/2022 BBB/A2	100,000	55,164
St. Louis Regional Airport Authority, 6.000%, 12/1/2024 A/NR; Call 12/1/2018 (8)	745,000	781,132
State of Illinois, 3.750%, 9/1/2016 A+/A1	500,000	519,780
State of Illinois, 5.000%, 1/1/2015 A+/A1	250,000	269,923
State of Illinois, 5.000%, 1/1/2016 A+/A1	500,000	546,270
State of Illinois, 6.500%, 6/15/2022 AAA/A1	250,000	296,823
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018 NR/A1	90,000	78,241
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018 NR/A1	425,000	328,164
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016 NR/Baa1	535,000	429,856
University of Illinois, AMBAC, 5.250%, 4/1/2013 AA-/Aa2	1,060,000	1,122,286
Village of Bolingbrook, AGM, 5.000%, 1/1/2025 NR/Aa3; Call 1/1/2020	1,425,000	1,481,359
Village of Bridgeview, AMBAC, 5.250%, 1/1/2012 A-/WR; Call 7/1/2011	280,000	280,770
Village of Bridgeview, AMBAC, 5.250%, 1/1/2013 A-/WR; Call 7/1/2011	295,000	295,835
Village of Bridgeview, AMBAC, 5.300%, 1/1/2014 A-/WR; Call 7/1/2011	310,000	310,871
Village of Elwood, RADIAN, 0.000%, 3/1/2024 A/WR; Call 3/1/2016	250,000	114,305
Village of Elwood, RADIAN, 0.000%, 3/1/2026 A/WR; Call 3/1/2016	1,000,000	385,600
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016 NR/WR; Call 1/1/2014	1,065,000	1,082,967
Village of Harwood Heights, AGM, 3.400%, 12/1/2015 AA+/Aa3; Call 12/1/2011	235,000	225,325
Village of Hoffman Estates, 5.250%, 12/1/2025 AA+/Aa2; Call 12/1/2018	300,000	318,093
Village of Justice, AMBAC, 0.000%, 1/1/2014 NR/WR	545,000	496,986
Village of Justice, AMBAC, 0.000%, 1/1/2015 NR/WR	345,000	300,367
Village of Maywood, XLCA, 5.000%, 1/1/2021 NR/WR; Call 1/1/2015	385,000	340,506
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015 NR/WR	155,000	125,398
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2019 NR/WR	40,000	26,049
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016 BBB/WR	505,000	424,614
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017 NR/WR	750,000	576,592
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021 A+/WR	200,000	116,250
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022 A+/WR	250,000	135,203
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023 NR/Aa3; Call 1/1/2016	1,025,000	1,117,660
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2015 NR/WR	50,000	41,792
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017 NR/WR	870,000	643,408
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020 NR/WR	815,000	477,892
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018 NR/A1; Call 11/1/2015	740,000	789,972
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023 AA/NR; Call 6/1/2018	315,000	348,141
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2028 AA/NR; Call 6/1/2018	275,000	296,285

		59,165,247

Indiana - 4.7%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026 AA+/NR; Call 1/15/2016	680,000	702,005
Carmel Redevelopment Authority, 5.000%, 7/1/2023 AA-/Aa2; Call 7/1/2020	350,000	379,463
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021 AA-/Aa2; Call 7/1/2016	200,000	213,266
City of Greenwood, 4.000%, 10/1/2017 BBB+/NR	225,000	218,250
City of Greenwood, 4.000%, 10/1/2018 BBB+/NR	25,000	24,014
City of Greenwood, 4.250%, 10/1/2020 BBB+/NR; Call 10/1/2018	820,000	780,427
City of Greenwood, 4.300%, 10/1/2022 BBB+/NR; Call 10/1/2018	875,000	824,635
City of Greenwood, 4.625%, 10/1/2024 BBB+/NR; Call 10/1/2018	520,000	486,720
Decatur County Hospital Association, AMBAC, 5.000%, 7/15/2015 A+/WR; Call 1/15/2012	220,000	222,675
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021 A+/WR; Call 7/15/2015	400,000	422,048
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023 A+/WR; Call 7/15/2015	1,225,000	1,278,753
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016 AA+/NR	670,000	789,709
Fishers Redevelopment District, 5.125%, 7/15/2026 AA/NR; Call 1/15/2020	1,875,000	2,010,431
Fishers Redevelopment District, 5.250%, 7/15/2023 AA/NR; Call 1/15/2020	1,605,000	1,803,426
Hendricks County Redevelopment District, 6.000%, 1/1/2022 NR/Baa2; Call 1/1/2016	730,000	749,301
Indiana Development Finance Authority, 4.700%, 10/1/2015 BBB/NR; Call 10/1/2015 (3) (8)	550,000	582,615
Indiana Finance Authority, 6.000%, 10/1/2021 BBB-/NR; Call 10/1/2019	500,000	509,455
Indiana Finance Authority, AMBAC, 0.000%, 6/1/2018 AA+/Aa1	175,000	139,671
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024 BBB/A3; Call 12/1/2016	1,650,000	1,640,133
Indiana Municipal Power Agency, 5.250%, 1/1/2024 A+/A1; Call 1/1/2019	500,000	538,125
Indianapolis Airport Authority, 4.000%, 1/1/2020 A/A1	255,000	260,572
Indianapolis Airport Authority, 4.000%, 1/1/2021 A/A1; Call 1/1/2020	150,000	152,175
Indianapolis Local Public Improvement Bond Bank, 5.125%, 1/1/2041 A+/A2; Call 1/1/2021	1,000,000	985,720
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017 A+/WR; Call 2/1/2014	1,000,000	1,053,270
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015 BBB/Baa1	750,000	667,223
Merrillville Multi-School Building Corp., NATL-RE FGIC, 5.000%, 7/15/2024 A+/WR; Call 7/15/2015	300,000	309,201
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022 AA+/Aa3; Call 7/15/2018	1,000,000	1,097,470
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021 AA+/Aa3	200,000	231,204
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021 AA+/NR; Call 1/15/2019	565,000	637,834
Town of Bargersville, 4.125%, 10/1/2011 NR/NR; Call 7/1/2011	2,300,000	2,301,541

		22,011,332
Iowa - 1.9%
Cedar Falls Community School District, 3.000%, 6/1/2012 A+/NR	400,000	406,376
City of Coralville, City Appropriation, 5.000%, 6/1/2024 NR/A1; Call 6/1/2017	810,000	849,714
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038 AAA/Aaa; Call 1/1/2019	1,365,000	1,476,944
Iowa Higher Education Loan Authority, 4.750%, 5/18/2012 NR/NR	2,500,000	2,501,450
Iowa Higher Education Loan Authority, 6.450%, 5/18/2012 NR/NR	3,400,000	3,447,226

		8,681,710
Kansas - 0.9%
City of Salina, 5.000%, 10/1/2018 NR/A1; Call 4/1/2016	350,000	371,203
Kansas Development Finance Authority, 5.750%, 11/15/2034 AA-/Aa3; Call 11/15/2014	600,000	634,926
Kansas Development Finance Authority, ACA, 5.875%, 4/1/2022 NR/NR; Call 4/1/2012	200,000	166,768
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028 AA+/Aa2; Call 11/1/2018	350,000	378,042
Miami County Unified School District No. 416, NATL-RE, 5.000%, 9/1/2019 BBB/Baa1; Call 9/1/2016	1,240,000	1,337,588
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call 6/1/2013 (8)	665,000	683,420
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.750%, 12/1/2037 NR/Aaa; Call 12/1/2015 (8)	150,000	151,883
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call 12/1/2014 (8)	475,000	485,972

		4,209,802
Kentucky - 1.5%
City of Pikeville, 3.000%, 3/1/2012 NR/A3	250,000	252,427
Kentucky Economic Development Finance Authority, 1.650%, 6/1/2011 BBB/NR (3)	3,500,000	3,500,000
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017 A+/A1	1,000,000	1,076,380
Kentucky Housing Corp., FHA, 5.750%, 7/1/2039 AAA/Aaa; Call 1/1/2019	880,000	906,673
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022 A+/Aa3; Call 3/1/2017	1,100,000	1,179,211
Kentucky State Property & Buildings Commission, MBIA, 5.000%, 8/1/2018 A+/Aa3	205,000	236,228

		7,150,919

Louisiana - 0.9%
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027 NR/Aaa; Call 6/1/2020	1,245,000	1,318,816
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call 6/1/2018	1,330,000	1,431,679
Louisiana Public Facilities Authority, 2.875%, 11/1/2015 BBB+/A3e	800,000	807,768
Louisiana Public Facilities Authority, 7.000%, 12/1/2011 BBB/Baa2; Call 12/1/2011 (3)	500,000	512,040
State of Louisiana, CIFG, 5.000%, 7/15/2017 AA/Aa2; Call 7/15/2016	250,000	287,745

		4,358,048
Maryland - 0.2%
Maryland Community Development Administration, 6.000%, 3/1/2041 NR/Aa2; Call 3/1/2016 (8)	140,000	150,318
Maryland Health & Higher Educational Facilities Authority, 4.500%, 5/15/2032 A+/Aa3; Call 5/15/2020	195,000	187,818
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034 A/A2; Call 7/1/2021	750,000	757,388

		1,095,524
Massachusetts - 2.0%
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016 AA/NR	670,000	707,259
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016 AA/NR	480,000	522,096
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017 AA/NR	625,000	684,375
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 AA/NR (8)	290,000	305,538
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019 AA/NR	955,000	1,042,774
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024 AA/Aa2; Call 7/1/2019	3,105,000	3,249,724
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.175%, 7/1/2018 A/A3; Call 6/7/2011 (3)	1,875,000	1,706,250
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 0.175%, 7/1/2017 A/A3; Call 6/1/2011 (3)	35,000	31,850
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2013 A+/A3; Call 1/1/2012	500,000	513,180
Route 3 North Transit Improvement Association, NATL-RE, 5.000%, 6/15/2012 BBB/Aa2; Call 7/1/2011	400,000	401,312

		9,164,358
Michigan - 5.8%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2016 BB+/WR	300,000	270,819
Alpena General Hospital, AMBAC, 5.200%, 11/1/2014 NR/WR; Call 11/1/2011	350,000	351,907
Alpena General Hospital, AMBAC, 5.250%, 11/1/2015 NR/WR; Call 11/1/2011	375,000	377,029
Battle Creek School District, AGM Q-SBLF, 5.250%, 5/1/2021 AA+/Aa2; Call 5/1/2017	1,125,000	1,253,407
Bay City School District, AGM Q-SBLF, 5.000%, 5/1/2025 AA+/Aa2; Call 5/1/2016	185,000	194,516
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016 NR/Baa1; Call 5/1/2015	560,000	587,115
City of Detroit, AGM, 5.000%, 7/1/2012 AA+/Aa3	65,000	67,316
City of Detroit, AGM, 5.000%, 4/1/2017 AA+/Aa3; Call 7/1/2011	50,000	48,716
City of Detroit, AGM, 5.500%, 7/1/2015 AA+/Aa3	110,000	122,040
City of Detroit, NATL-RE, 5.000%, 7/1/2016 BBB/A1 (3)	725,000	781,818
City of Detroit, NATL-RE, 5.250%, 7/1/2022 A+/A1; Call 7/1/2017 (3)	1,100,000	1,139,853
City of Detroit, NATL-RE, 6.000%, 7/1/2014 A+/A1	300,000	325,803
City of Warren, NATL-RE, 4.200%, 10/1/2018 AA/Baa1; Call 10/1/2015	250,000	258,588
Cook & Thorburn Drain District, 3.700%, 5/1/2021 AA+/NR; Call 5/1/2019	245,000	252,632
County of Ottawa, NATL-RE, 5.000%, 8/1/2023 NR/Aaa; Call 8/1/2017	1,030,000	1,119,672
Detroit City School District, FGIC Q-SBLF, 5.250%, 5/1/2013 AA-/Aa2	500,000	526,550
East Grand Rapids Public School District, AGM Q-SBLF, 5.000%, 5/1/2019 AA+/Aa2; Call 5/1/2014	2,155,000	2,285,356
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call 5/1/2014	485,000	504,274
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026 AA+/NR; Call 6/1/2020	565,000	556,519
Lansing Board of Water & Light, 5.000%, 7/1/2037 AA-/Aa3; Call 7/1/2021 (4)	1,000,000	1,010,220
Marquette Board of Light & Power, 4.000%, 7/1/2012 NR/A2	325,000	334,145
Michigan Finance Authority, 3.000%, 6/1/2012 A-/NR	2,340,000	2,364,781
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015 BBB-/NR	250,000	251,340
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020 BBB-/NR	380,000	375,847
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014 AA/A1	250,000	271,957
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017 AA/A1	375,000	420,484
Michigan Strategic Fund, 2.800%, 12/1/2013 BBB/A-2/NR (3)	1,000,000	1,027,000

Michigan Strategic Fund, AMBAC, 4.850%, 9/1/2011 BBB+/Baa1 (3)	3,000,000	3,023,670
Pontiac, CIFG, 5.000%, 5/1/2017 A+/NR; Call 5/1/2016	300,000	315,843
Southgate Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call 5/1/2015	1,000,000	1,050,990
State of Michigan, FSA, 5.250%, 9/15/2021 AA+/Aa3; Call 9/15/2017	2,000,000	2,202,880
Warren Consolidated School District, FSA, 5.000%, 5/1/2015 AA+/Aa2	325,000	365,280
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019 AA+/Aa2; Call 5/1/2018	400,000	443,924
Wayne State University, AGM, 5.000%, 11/15/2025 AA+/Aa2; Call 11/15/2018	515,000	545,164
Wyandotte, NATL-RE, 4.500%, 10/1/2014 BBB/Baa1 (8)	600,000	625,956
Wyandotte, NATL-RE, 5.000%, 10/1/2013 BBB/Baa1 (8)	600,000	629,664
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2020 A+/Aa3; Call 5/1/2014	300,000	317,814
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2021 A+/Aa3; Call 5/1/2014	650,000	685,256

		27,286,145
Minnesota - 1.3%
City of Minneapolis, AGC, 6.500%, 11/15/2038 AA+/Aa3; Call 11/15/2018	950,000	1,032,165
City of Northfield, 5.500%, 11/1/2015 BBB-/NR	900,000	948,114
City of St. Louis Park, 4.000%, 10/1/2025 NR/Ba3; Call 6/23/2011 (3)	3,950,000	3,950,000
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025 A+/NR; Call 8/15/2020	275,000	295,526

		6,225,805
Mississippi - 0.3%
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call 6/1/2018	555,000	594,894
Rankin County School District, FSA, 5.000%, 10/1/2014 AA+/Aa3	730,000	810,110

		1,405,004
Missouri - 3.8%
Cass County, 5.000%, 5/1/2015 NR/NR	450,000	459,747
City of Des Peres, AMBAC, 5.250%, 2/1/2018 NR/WR; Call 2/1/2015	380,000	419,273
City of North Kansas City, AMBAC, 4.750%, 11/15/2016 NR/WR; Call 7/1/2011	125,000	125,050
City of Sikeston, NATL-RE, 6.000%, 6/1/2015 BBB/Baa1	900,000	968,598
City of St. Louis, AGM, 5.000%, 7/1/2020 AA+/Aa3; Call 7/1/2017	1,885,000	1,970,240
City of St. Louis, NATL-RE, 4.000%, 7/1/2014 A-/Baa1	75,000	78,653
Jackson County, AMBAC, 5.000%, 12/1/2018 A+/Aa3; Call 12/1/2016	1,000,000	1,100,620
Kansas City Industrial Development Authority, 4.000%, 9/1/2014 NR/NR	1,115,000	1,121,355
Missouri Development Finance Board, 6.000%, 4/1/2027 A-/NR; Call 4/1/2013	650,000	664,241
Missouri Development Finance Board, 6.750%, 4/1/2029 A-/NR; Call 10/1/2013	200,000	209,238
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021 AAA/Aa1; Call 5/1/2017	500,000	569,805
Missouri Housing Development Commission, 5.000%, 11/1/2027 AAA/NR; Call 11/1/2019	1,020,000	1,099,815
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.200%, 9/1/2031 AAA/NR; Call 3/1/2019	215,000	222,319
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call 9/1/2017 (8)	145,000	153,268
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029 NR/Aaa; Call 1/1/2019	750,000	870,105
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015 BBB+/NR	1,785,000	1,750,567
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016 BBB+/NR	390,000	380,176
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017 BBB+/NR	1,430,000	1,381,780
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018 BBB+/NR	1,000,000	960,340
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015 AA+/Aa3	750,000	830,827
Missouri State Health & Educational Facilities Authority, CIFG, 1.719%, 12/1/2030 A+/A2; Call 6/1/2011 (3) (4)	2,000,000	2,000,000
Springfield Public Building Corp., AMBAC, 5.000%, 7/1/2014 NR/Aa2 (8)	225,000	245,471
St. Louis Municipal Finance Corp., AGC, 0.000%, 7/15/2021 AA+/Aa3	800,000	490,224

		18,071,712
Montana - 0.3%
County of Yellowstone, 5.250%, 9/1/2034 AA/NR; Call 9/1/2017	1,400,000	1,465,814
Nebraska - 0.2%
City of O’Neill, 6.250%, 9/1/2012 NR/NR	130,000	131,730
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030 NR/NR; Call 1/1/2020	1,000,000	1,023,280

		1,155,010
Nevada - 1.5%
City of Henderson, NATL-RE, 5.000%, 6/1/2023 AA+/Aa1; Call 6/1/2015	500,000	516,985
Clark County School District, AMBAC, 5.000%, 6/15/2019 AA/Aa2; Call 6/15/2017	1,600,000	1,746,768
County of Washoe, 5.500%, 2/1/2028 A+/A1; Call 2/1/2019	1,000,000	1,052,870

Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028 AA+/Aa2; Call 6/1/2016	2,565,000	2,614,889
Nevada Housing Division, 5.400%, 4/1/2031 AAA/Aaa; Call 7/1/2011 (8)	290,000	305,098
Nevada Housing Division, FHA, 5.550%, 4/1/2031 AAA/Aaa; Call 7/1/2011 (8)	400,000	400,532
Reno-Sparks Indian Colony, 4.250%, 6/1/2014 NR/NR	515,000	513,568

		7,150,710
New Hampshire - 0.3%
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029 NR/Aa3; Call 7/1/2020	1,490,000	1,592,125
New Jersey - 0.4%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014 A/Baa1	350,000	387,201
Essex County Improvement Authority, AMBAC, 5.250%, 12/15/2018 NR/Aa2	150,000	172,496
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013 AA+/Aa3; Call 1/1/2012	1,450,000	1,472,968
New Jersey State Housing & Mortgage Finance Agency, 5.000%, 10/1/2033 AA/Aa2; Call 4/1/2013 (8)	35,000	34,957

		2,067,622
New Mexico - 1.5%
City of Farmington, 4.700%, 9/1/2024 BBB-/Baa2; Call 11/1/2020	2,000,000	1,951,700
New Mexico Mortgage Finance Authority, 5.950%, 3/1/2032 AAA/NR; Call 7/1/2011 (8)	210,000	212,308
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 4.400%, 1/1/2027 AAA/NR; Call 1/1/2016 (8)	1,295,000	1,280,690
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAA/NR; Call 3/1/2019	950,000	1,029,420
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call 3/1/2019	680,000	733,557
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030 AAA/NR; Call 9/1/2020	1,500,000	1,596,615

		6,804,290
New York - 0.5%
County of Monroe, MBIA, 6.000%, 3/1/2015 BBB+/A3	225,000	256,433
Metropolitan Transportation Authority, NATL-RE, 5.000%, 11/15/2024 AA/Baa1; Call 11/15/2016	100,000	105,906
Monroe County Airport Authority, NATL-RE, 5.250%, 1/1/2014 BBB/Baa1 (8)	100,000	103,352
New York City Municipal Water Finance Authority, 5.000%, 6/15/2043 AA+/Aa2; Call 6/15/2021	1,000,000	1,023,760
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024 AA-/Aa3; Call 1/15/2017	425,000	447,482
New York Liberty Development Corp., 5.000%, 10/1/2015 A/A1	250,000	273,863
New York State Dormitory Authority, 5.250%, 7/1/2012 NR/Baa3	250,000	256,965

		2,467,761
North Carolina - 1.7%
Board of Governors of the University of North Carolina, AMBAC, 5.375%, 4/1/2017 NR/NR; Call 10/1/2012	40,000	42,671
City of Charlotte, 5.000%, 7/1/2020 A+/A1 (8)	500,000	529,915
City of Charlotte, 5.000%, 7/1/2022 A+/A1; Call 7/1/2020 (8)	150,000	155,760
City of Greensboro, 5.250%, 4/1/2031 AA+/Aa2; Call 4/1/2020	1,000,000	1,053,330
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019 A-/Baa1	1,710,000	1,800,664
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022 A-/Baa1	100,000	116,358
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019 AA+/Aa3	500,000	561,935
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016 A-/WR	500,000	559,945
North Carolina Housing Finance Agency, 4.650%, 7/1/2021 AA/Aa2; Call 7/1/2016 (3) (8)	2,000,000	2,009,000
Raleigh Durham Airport Authority, 4.250%, 5/1/2030 NR/Aa3; Call 5/1/2020	1,000,000	968,360
Raleigh Durham Airport Authority, 5.000%, 5/1/2036 NR/Aa3; Call 5/1/2020	400,000	406,016

		8,203,954
North Dakota - 0.6%
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029 NR/Aa3; Call 7/1/2019	2,425,000	2,593,756
Ohio - 0.4%
Buckeye Local School District/Jefferson County, AMBAC, 3.750%, 12/1/2011 NR/WR	245,000	248,572
City of Cleveland, AGC, 5.000%, 10/1/2017 AA+/Aa3	425,000	482,022
City of Youngstown, AMBAC, 4.250%, 12/1/2025 NR/Baa1; Call 12/1/2016	300,000	233,676
County of Hamilton, NATL-RE FGIC, 5.250%, 5/15/2015 BBB/WR; Call 5/15/2014	200,000	211,508
Hilliard School District, 0.000%, 12/1/2019 AA/Aa2	235,000	177,514
Richland County, AGC, 6.000%, 12/1/2028 NR/Aa3; Call 12/1/2018	250,000	279,188

		1,632,480

Oklahoma - 0.6%
Cleveland County Justice Authority, 5.750%, 3/1/2029 A/NR; Call 3/1/2015	650,000	681,304
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 4.500%, 9/1/2024 NR/Aaa; Call 3/1/2020	1,660,000	1,696,022
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call 9/1/2018	400,000	427,752
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call 3/1/2019	145,000	153,681

		2,958,759
Pennsylvania - 2.6%
Allegheny County Hospital Development Authority, 5.000%, 6/15/2018 A+/Aa3; Call 6/15/2014	150,000	158,724
Delaware County Industrial Development Authority, 5.000%, 8/15/2020 NR/NR	1,500,000	1,430,670
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012 NR/MIG2; Call 12/1/2011	4,000,000	4,010,560
Harrisburg Authority, AGM, 5.000%, 12/1/2013 AA+/Aa3 (3)	2,025,000	2,027,815
Harrisburg Authority, AGM, 5.250%, 12/1/2013 AA+/Aa3 (3)	2,000,000	2,016,360
Pennsylvania Higher Education Assistance Agency, NATL-RE GO, 4.000%, 12/15/2011 BBB/Baa1; Call 11/1/2011	300,000	303,669
Pennsylvania Industrial Development Authority, AMBAC, 5.500%, 7/1/2014 A-/A1; Call 7/1/2012	1,925,000	2,030,432

		11,978,230
Puerto Rico - 1.9%
Commonwealth of Puerto Rico, 6.000%, 7/1/2035 BBB/A3; Call 7/1/2021	2,000,000	2,037,740
Commonwealth of Puerto Rico, AGM, 5.750%, 7/1/2037 AA+/Aa3; Call 7/1/2016	2,000,000	2,023,560
Commonwealth of Puerto Rico, FSA, 5.250%, 7/1/2030 AA+/Aa3; Call 1/1/2020	800,000	802,952
Government Development Bank for Puerto Rico, 5.250%, 8/1/2018 BBB/A3; Call 8/1/2011	150,000	149,990
Puerto Rico Electric Power Authority, 5.250%, 7/1/2028 BBB+/A3; Call 7/1/2020	400,000	395,980
Puerto Rico Highway & Transportation Authority, AGM, 4.950%, 7/1/2026 AA+/Aa3; Call 7/1/2020	1,300,000	1,304,667
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013 BBB/A2	250,000	257,052
Puerto Rico Public Finance Corp., 5.750%, 2/1/2012 BBB-/Baa1 (3)	2,000,000	2,039,080

		9,011,021
Rhode Island - 0.8%
City of Woonsocket, AMBAC, 5.000%, 3/1/2013 NR/Ba1	100,000	99,056
City of Woonsocket, AMBAC, 5.000%, 3/1/2014 NR/Ba1	500,000	487,840
Rhode Island Housing & Mortgage Finance Corp., 5.400%, 10/1/2047 AA+/Aa2; Call 4/1/2017 (8)	690,000	657,328
Rhode Island Student Loan Authority, 3.950%, 12/1/2017 A+/NR	250,000	252,283
Rhode Island Student Loan Authority, 4.200%, 12/1/2018 A+/NR; Call 12/1/2017	600,000	604,410
Rhode Island Student Loan Authority, 4.250%, 12/1/2020 A+/NR; Call 12/1/2017	500,000	489,670
Rhode Island Student Loan Authority, 4.500%, 12/1/2021 A+/NR; Call 12/1/2017	1,000,000	989,290

		3,579,877
South Carolina - 2.0%
City of Spartanburg, AGM, 5.000%, 6/1/2020 AA+/Aa3; Call 6/1/2017	1,690,000	1,869,292
County of Florence, 5.000%, 11/1/2025 A+/NR; Call 11/1/2020	2,000,000	2,025,380
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030 AA+/Aa3; Call 7/1/2021	450,000	457,466
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034 AA+/Aa3; Call 7/1/2021	1,000,000	1,046,670
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028 NR/Aaa; Call 7/1/2019	490,000	529,543
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037 NR/Aa1; Call 7/1/2016 (8)	1,740,000	1,799,856
South Carolina State Housing Finance & Development Authority, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call 1/1/2015 (8)	200,000	204,206
South Carolina State Public Service Authority, 5.500%, 1/1/2038 AA-/Aa2; Call 1/1/2019	1,000,000	1,042,700
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020 NR/A1	250,000	285,190
South Carolina Transportation Infrastructure Bank, XLCA, 5.000%, 10/1/2022 NR/A1; Call 10/1/2016	150,000	158,304

		9,418,607
South Dakota - 0.9%
City of Rapid City, 6.750%, 12/1/2031 NR/Baa2; Call 12/1/2019	500,000	507,085
City of Rapid City, 7.000%, 12/1/2035 NR/Baa2; Call 12/1/2019	750,000	760,515
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024 AA-/A1; Call 11/1/2019	1,000,000	1,027,600
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022 NR/WR; Call 8/1/2017	980,000	1,064,750
South Dakota Housing Development Authority, 4.900%, 5/1/2022 AAA/Aa1; Call 11/1/2016 (8)	735,000	745,775

		4,105,725

Tennessee - 0.9%
Blount County Public Building Authority, 0.770%, 6/1/2032 NR/Aa1/SG; Call 6/1/2011 (3)	2,000,000	2,000,000
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017 A/A2	435,000	490,984
Tennessee Housing Development Agency, 4.500%, 7/1/2025 AA+/Aa1; Call 1/1/2020 (8)	500,000	489,770
Tennessee Housing Development Agency, 5.000%, 1/1/2027 NR/Aa2; Call 7/1/2019	1,000,000	1,073,790

		4,054,544
Texas - 4.7%
Alamo Community College Distric, AGM-CR FGIC, 5.000%, 8/15/2021 AA+/Aaa; Call 8/15/2017	200,000	224,150
Bexar County Health Facilities Development Corp., 5.450%, 7/1/2019 BBB/NR	100,000	99,866
Brazos River Authority, FGIC, 4.250%, 3/1/2014 BBB+/A3; Call 3/1/2014 (3)	885,000	933,277
Brazos River Authority, FGIC, 4.250%, 12/1/2017 BBB+/A3; Call 6/1/2014 (3)	290,000	299,048
Capital Area Cultural Education Facilities Finance Corp., 4.000%, 4/1/2012 NR/WR/WR	345,000	348,326
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019 NR/WR/WR	1,000,000	1,020,050
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021 NR/WR/WR; Call 4/1/2020	400,000	404,760
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025 BBB-/Baa3	1,000,000	393,420
City of Conroe, MBIA, 5.500%, 3/1/2022 AA-/Aa2; Call 3/1/2017	100,000	111,976
City of El Paso, NATL-RE FGIC, 5.000%, 8/15/2020 AA/Aa2; Call 8/15/2015	135,000	146,240
City of Galveston, 4.250%, 5/1/2014 A/Aa3	290,000	303,410
City of Keller, NATL-RE, 5.000%, 2/15/2022 AA/Aa2; Call 2/15/2014	250,000	262,732
County of Wise, 8.000%, 8/15/2034 NR/NR; Call 8/15/2021	3,000,000	3,045,330
Dallas County Cities Municipal Utility District, 3.500%, 8/1/2023 AA/NR; Call 8/1/2020	555,000	559,318
Dallas County Cities Municipal Utility District, 3.600%, 8/1/2025 AA/NR; Call 8/1/2020	1,395,000	1,378,162
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2026 AA/NR; Call 8/1/2020	50,000	50,496
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027 AA/NR; Call 8/1/2020	340,000	340,503
Dallas-Fort Worth International Airport Facilities Improvement Corp., FSA, 5.500%, 11/1/2018 AA+/Aa3; Call 11/1/2013 (8)	100,000	105,365
Dallas-Fort Worth International Airport Facilities Improvement Corp., MBIA, 5.875%, 11/1/2017 A+/A1; Call 11/1/2011 (8)	115,000	116,961
Dallas-Fort Worth International Airport Facilities Improvement Corp., XLCA, 6.125%, 11/1/2018 A+/A1; Call 7/1/2011 (8)	805,000	807,914
Forney Independent School District, PSF, 6.000%, 8/15/2037 AAA/NR; Call 8/15/2018	340,000	380,576
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015 BBB/NR	200,000	202,940
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016 BBB/NR	180,000	184,234
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017 BBB/NR	150,000	155,404
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018 BBB/NR	150,000	153,909
La Vernia Higher Education Finance Corp., 5.125%, 8/15/2019 BBB/NR	100,000	102,584
Little Elm Independent School District, PSF, 5.000%, 8/15/2020 AAA/NR; Call 8/15/2016	1,145,000	1,283,133
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028 AA+/Aa1; Call 5/15/2018	550,000	582,103
North Texas Tollway Authority, 0.000%, 9/1/2037 AA/NR; Call 9/1/2031	500,000	85,085
North Texas Tollway Authority, 0.000%, 9/1/2043 AA/NR; Call 9/1/2031	250,000	27,115
North Texas Tollway Authority, 5.750%, 1/1/2038 BBB+/A3; Call 1/1/2018	150,000	149,789
North Texas Tollway Authority, 6.125%, 1/1/2031 BBB+/A3; Call 1/1/2016	250,000	256,640
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038 AA+/Aa3; Call 1/1/2019	1,350,000	1,392,538
Port of Houston Authority, MBIA, 5.100%, 10/1/2026 AAA/Aaa; Call 10/1/2011 (8)	250,000	250,705
Port of Houston Authority, NATL-RE, 5.000%, 10/1/2024 AAA/Baa1; Call 10/1/2016 (8)	1,300,000	1,363,024
Potter County Industrial Development Corp., AMBAC, 5.750%, 9/1/2016 A-/Baa1; Call 7/1/2011	235,000	235,827
Sam Rayburn Municipal Power Agency, RADIAN, 5.750%, 10/1/2021 BBB/Baa2; Call 10/1/2012	215,000	217,277
Texas Public Finance Authority, 5.000%, 7/1/2019 AAA/Aa1; Call 7/1/2014	1,600,000	1,760,688
Texas Public Finance Authority, NATL-RE, 4.375%, 11/1/2011 NR/Baa1	500,000	505,905
Texas State University Systems, 5.250%, 3/15/2023 AA-/Aa2; Call 3/15/2018	1,000,000	1,108,620
Texoma Area Solid Waste Authority, 4.000%, 2/15/2018 A+/NR	250,000	261,197
University of Houston, AMBAC, 5.000%, 2/15/2022 AA-/Aa2; Call 2/15/2015	500,000	536,565

		22,147,162
Utah - 0.7%
City of Herriman, 5.750%, 11/1/2027 A/NR; Call 5/1/2013	350,000	362,520
Grand County School District, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call 7/1/2018	500,000	547,205
Utah Associated Municipal Power Systems, AGM, 5.250%, 4/1/2015 AA+/Aa3; Call 4/1/2013	100,000	105,450
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036 AA+/Aa3; Call 10/15/2021	1,000,000	1,003,870
Utah Water Finance Agency, AMBAC, 5.250%, 7/1/2014 NR/WR; Call 7/1/2012	1,000,000	1,030,770

		3,049,815

Virgin Islands - 0.3%
Virgin Islands Public Finance Authority, 5.000%, 10/1/2017 BBB-/Baa2	1,440,000	1,555,646
Virginia - 1.3%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021 A/A2; Call 6/15/2015	550,000	574,668
Louisa Industrial Development Authority, 5.375%, 12/2/2013 A-/NR (3)	400,000	430,292
Suffolk Redevelopment & Housing Authority, 4.850%, 7/1/2011 NR/Aaa (3)	1,500,000	1,502,055
Virginia College Building Authority, 5.000%, 3/1/2023 AA/NR; Call 3/1/2020	745,000	833,282
Virginia College Building Authority, 5.000%, 3/1/2024 AA/NR; Call 3/1/2020	1,755,000	1,940,591
Virginia Small Business Financing Authority, 4.250%, 11/1/2021 AA/Aa2; Call 5/1/2020	1,000,000	1,028,380

		6,309,268
Washington - 1.1%
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019 AA+/Aa3; Call 7/1/2015	425,000	461,945
Greater Wenatchee Regional Events Center Public Facilities Dist, GO, 5.250%, 12/1/2011 SP-2/NR; Call 7/1/2011	500,000	491,660
King County Housing Authority, 5.200%, 5/1/2028 AAA/NR; Call 11/1/2018	460,000	477,733
King County Housing Authority, 5.500%, 12/1/2028 AAA/NR; Call 12/1/2018	500,000	511,700
Port of Bellingham, 5.250%, 12/1/2022 NR/A2; Call 12/1/2020	1,060,000	1,152,549
Skagit County Public Hospital District No. 1, NATL-RE, 5.500%, 12/1/2023 NR/A1; Call 12/1/2014	1,000,000	1,049,460
State of Washington, 4.000%, 7/1/2018 NR/Aa2	600,000	646,728
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028 A+/NR; Call 8/1/2018	400,000	444,488

		5,236,263
West Virginia - 0.1%
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018 A+/A2; Call 6/1/2016	600,000	634,710
Wisconsin - 4.8%
County of Milwaukee, AMBAC, 5.000%, 12/1/2015 NR/A1 (8)	255,000	278,649
County of Milwaukee, AMBAC, 5.000%, 12/1/2019 NR/A1; Call 12/1/2016 (8)	495,000	516,221
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020 NR/WR; Call 4/1/2016	1,105,000	1,147,542
State of Wisconsin, 5.250%, 5/1/2023 AA/Aa2; Call 5/1/2018	105,000	118,388
Village of Darien, 4.550%, 10/1/2015 NR/NR; Call 10/1/2013	100,000	102,639
West Allis West Milwaukee School District, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	61,558
Wisconsin Center District, FSA, 0.000%, 12/15/2028 AA+/Aa3	35,000	14,180
Wisconsin Health & Educational Facilities Authority, 4.100%, 5/1/2036 A-/B/NR; Call 6/1/2011 (3)	4,225,000	4,225,000
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016 NR/A3	1,000,000	1,073,950
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019 NR/A2	1,220,000	1,270,557
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019 A-/A3	990,000	1,017,106
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019 NR/A3	250,000	257,958
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020 A+/A1; Call 12/1/2018	1,295,000	1,370,550
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023 A/NR; Call 4/1/2018	365,000	373,161
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024 AA-/Aa3; Call 2/15/2020	1,625,000	1,739,595
Wisconsin Health & Educational Facilities Authority, 5.400%, 9/15/2014 NR/NR; Call 9/15/2011	590,000	585,929
Wisconsin Health & Educational Facilities Authority, 6.400%, 9/15/2015 NR/NR; Call 12/15/2011	850,000	842,392
Wisconsin Health & Educational Facilities Authority, AGM, 1.000%, 12/1/2015 AAA/A-1/Aa3; Call 6/1/2011 (3)	5,000,000	5,000,000
Wisconsin Health & Educational Facilities Authority, FSA, 5.000%, 8/1/2018 AA+/Aa3; Call 4/24/2018	70,000	75,976
Wisconsin Health & Educational Facilities Authority, NATL-RE, 5.000%, 12/1/2017 A+/A1; Call 12/1/2014	775,000	808,255
Wisconsin Health & Educational Facilities Authority, NATL-RE, 5.750%, 2/15/2027 BBB/Baa1; Call 7/1/2011	1,000,000	990,730
Wisconsin Health & Educational Facilities Authority, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call 7/1/2011	550,000	550,083

		22,420,419
Wyoming - 0.0%
Wyoming Community Development Authority, 4.650%, 6/1/2016 AA+/Aa1 (8)	160,000	164,446

Total Municipals (identified cost $446,089,628)		454,687,426

Short-Term Investments - 3.8%

Mutual Funds - 3.8%
Marshall Tax-Free Money Market Fund, Class I, 0.286% (12)	17,750,973	17,750,973

Total Short-Term Investments (identified cost $17,750,973)		17,750,973

Total Investments - 100.5% (identified cost $463,840,601)		472,438,399
Other Assets and Liabilities - (0.5)%		(2,412,197)

Total Net Assets - 100.0%		$470,026,202

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.9%

Automobiles - 1.1%
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.948%, 4/14/2013 (3) (5) (6)	$3,000,000	$3,000,618

Federal Home Loan Mortgage Corporation - 0.2%
0.454%, 8/25/2031, (Series T-32) (3)	541,698	526,701

Other Financial - 0.6%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.434%, 4/25/2037 (3) (5) (6)	2,481,691	1,519,477

Total Asset-Backed Securities (identified cost $6,023,388)		5,046,796

Collateralized Mortgage Obligations - 17.4%

Federal Home Loan Mortgage Corporation - 8.1%
0.498%, 1/15/2036, (Series 3102) (3)	4,654,636	4,661,823
0.548%, 6/15/2025, (Series 2993) (3)	4,144,716	4,144,194
0.598%, 10/15/2027, (Series 3780) (3)	5,510,461	5,524,221
0.948%, 7/15/2032, (Series 3652) (3)	6,445,956	6,521,896
5.000%, 10/15/2029, (Series 2745)	185,400	185,345
5.000%, 10/15/2031, (Series 2543)	28,149	28,141
5.000%, 5/15/2033, (Series 2791)	766,636	827,619

		21,893,239

Federal National Mortgage Association - 4.9%
0.444%, 1/25/2031, (Series 2001-25) (3)	385,682	385,634
0.444%, 7/25/2035, (Series 2005-66) (3)	4,357,107	4,346,837
0.594%, 4/25/2034, (Series 2004-25) (3)	1,090,853	1,097,803
4.000%, 10/25/2032, (Series 2003-28)	153,147	162,010
5.000%, 10/25/2016, (Series 2003-16)	1,349,498	1,359,810
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,932,641

		13,284,735

Private Sponsor - 4.4%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.835%, 7/25/2037 (3)	3,810,643	3,586,767
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.678%, 10/15/2054 (3) (5) (6)	2,500,000	2,510,863
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	2,005,929	2,095,339
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.294%, 3/25/2037 (3)	3,827,800	3,713,444

		11,906,413

Total Collateralized Mortgage Obligations (identified cost $46,343,471)		47,084,387

Commercial Mortgage Securities - 9.0%

Private Sponsor - 9.0%
Banc of America Commercial Mortgage, Inc., Class AAB, (Series 2004-5), 4.673%, 11/10/2041	1,125,310	1,163,473
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	353,514	365,692
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.268%, 2/15/2022 (3) (5) (6)	3,418,513	3,308,991
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.143%, 3/6/2020 (3) (5) (6)	3,487,271	3,444,367
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.573%, 7/15/2019 (3) (5) (6)	2,224,266	2,141,752
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,203,061
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2005-C2), 5.007%, 4/15/2030	1,430,846	1,482,807
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2005-C3), 4.664%, 7/15/2030	594,391	618,832

Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.498%, 6/15/2022 (3) (5) (6)	5,928,481	5,764,801
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	440,419	459,209
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	2,369,391	2,486,302

Total Commercial Mortgage Securities (identified cost $24,392,076)		24,439,287

Corporate Bonds & Notes - 1.0%

Insurance - 1.0%
HSB Group, Inc., 1.188%, 7/15/2027 (3)	3,000,000	2,605,500

Total Corporate Bonds & Notes (identified cost $2,968,950)		2,605,500

U.S. Government Agency-Mortgage Securities - 83.3%

Federal Home Loan Mortgage Corporation - 5.6%
4.500%, 7/15/2041(4)	5,000,000	5,169,530
5.000%, 12/1/2022	1,090,579	1,171,066
5.500%, 11/1/2018	1,416,126	1,536,320
5.500%, 10/1/2021	1,222,283	1,324,497
5.500%, 7/15/2041(4)	5,000,000	5,400,785
6.500%, 9/1/2016	63,714	70,078
7.500%, 9/1/2013	23,646	25,116
7.500%, 4/1/2024	146,875	170,206
7.500%, 4/1/2027	70,025	81,474
8.000%, 8/1/2030	85,667	101,614
8.500%, 9/1/2024	77,758	93,688
9.000%, 6/1/2019	85,716	96,843
9.500%, 2/1/2025	46,717	53,304

		15,294,521
Federal National Mortgage Association - 67.3%
3.500%, 2/1/2026(1)	9,820,387	10,031,428
4.000%, 11/1/2040(1)	4,930,801	4,973,270
4.000%, 2/1/2041(4)	4,962,588	5,005,330
4.000%, 6/15/2041(4)	10,000,000	10,073,440
4.000%, 7/15/2041(4)	20,000,000	20,078,120
4.500%, 6/1/2039(4)	5,972,242	6,215,736
4.500%, 6/15/2041(4)	9,000,000	9,351,558
4.500%, 7/15/2041(4)	26,500,000	27,435,768
5.000%, 5/1/2018	1,111,880	1,200,888
5.000%, 7/1/2033	4,318,791	4,627,813
5.000%, 7/1/2035	2,227,392	2,382,592
5.000%, 2/1/2036	14,919,830	15,931,440
5.000%, 7/15/2041(4)	10,000,000	10,609,380
5.000%, 6/15/2041(4)	11,000,000	11,709,852
5.500%, 1/1/2023	1,002,685	1,095,590
5.500%, 10/1/2024	1,301,807	1,421,126
5.500%, 2/1/2036	1,289,686	1,404,612
5.500%, 6/1/2036(4)	5,653,362	6,157,138
5.500%, 8/1/2036	1,138,735	1,238,430
5.500%, 12/1/2036(1)	6,372,203	6,930,083
5.500%, 1/1/2037	652,751	709,899
5.500%, 7/15/2041(4)	5,000,000	5,406,250
6.000%, 9/1/2013	166,409	173,652
6.000%, 10/1/2016	226,100	247,337
6.000%, 9/1/2021	1,501,398	1,646,174
6.000%, 11/1/2034	765,558	842,989
6.000%, 2/1/2037	1,427,353	1,575,288
6.000%, 2/1/2037	1,623,550	1,791,819
6.000%, 3/1/2038	4,892,470	5,387,309
6.500%, 9/1/2016	142,663	156,866
6.500%, 9/1/2016	320,597	352,514
6.500%, 8/1/2030	1,722,703	1,955,941
6.500%, 12/1/2031	111,496	126,592

6.500%, 11/1/2037	1,047,483	1,174,408
7.000%, 3/1/2029	196,892	227,261
7.000%, 7/1/2029	501,565	578,928
7.000%, 2/1/2030	442,795	511,094
7.500%, 10/1/2030	77,959	91,270
8.000%, 10/1/2028	731,259	855,681
8.000%, 4/1/2030	131,264	154,135

		181,839,001

Government National Mortgage Association - 10.4%
4.500%, 1/20/2041 (1)	19,780,001	20,903,585
5.000%, 4/15/2034	1,194,380	1,301,483
5.500%, 9/15/2033	2,237,761	2,480,737
6.000%, 12/20/2033	2,752,050	3,060,327
7.000%, 6/15/2029	146,769	170,821
7.000%, 8/15/2031	111,507	130,281
9.500%, 10/15/2024	45,817	54,136

		28,101,370

Total U.S. Government Agency-Mortgage Securities (identified cost $220,912,406)		225,234,892

Short-Term Investments - 47.8%

Collateral Pool Investment for Securities on Loan - 15.3%
(See Note 2 of the Schedule of Investments)		41,400,284

Repurchase Agreement - 32.5%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $87,827,376 on 6/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 8/19/2011, with a market value of $89,584,320 (at amortized cost)	87,827,156	87,827,156

Total Short-Term Investments (identified cost $129,227,440)		129,227,440

Total Investments - 160.4% (identified cost $429,867,731)		433,638,302
Other Assets and Liabilities - (60.4)%		(163,304,477)

Total Net Assets - 100.0%		$270,333,825

Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Asset-Backed Securities - 8.6%

Automobiles - 8.6%
Capital Auto Receivables Asset Trust, Class A4, (Series 2007-3), 5.210%, 3/17/2014	$868,426	$881,890
Capital One Prime Auto Receivables Trust, Class A4, (Series 2007-2), 5.060%, 6/15/2014	433,615	437,009
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-A), 3.960%, 4/15/2012	18,494	18,520
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	68,462	68,565
Ford Credit Auto Owner Trust, Class A4, (Series 2008-A), 4.370%, 10/15/2012	1,115,000	1,129,628
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	1,000,000	1,024,547
Honda Auto Receivables Owner Trust, Class A4, (Series 2008-1), 4.880%, 9/18/2014	739,776	747,928
Hyundai Auto Receivables Trust, Class A3, (Series 2008-A), 4.930%, 12/17/2012	282,511	285,867
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,196,902	1,222,680
Nissan Auto Receivables Owner Trust, Class A4, (Series 2007-B), 5.160%, 3/17/2014	411,109	418,661
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	469,259	472,629

Total Asset-Backed Securities (identified cost $6,745,797)		6,707,924

Corporate Bonds & Notes - 84.8%

Advertising - 0.6%
Omnicom Group, Inc., 4.450%, 8/15/2020	500,000	502,786
Agriculture - 3.0%
Altria Group, Inc., 10.200%, 2/6/2039 (1)	300,000	446,647
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019 (1)	250,000	307,535
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,170,133
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	422,342

		2,346,657
Auto Manufacturers - 1.3%
Daimler Finance North America LLC, 5.750%, 9/8/2011	1,000,000	1,013,936
Banks - 8.8%
Bank of America Corp., 3.700%, 9/1/2015 (1)	1,000,000	1,026,013
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,141,847
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	1,000,000	1,007,877
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	300,000	352,180
HSBC Bank USA NA, 4.875%, 8/24/2020 (1)	250,000	252,914
JPMorgan Chase & Co., 0.434%, 12/21/2011 (3)	1,000,000	1,001,060
JPMorgan Chase & Co., 0.905%, 2/26/2013 (3)	750,000	755,091
JPMorgan Chase & Co., 4.625%, 5/10/2021 (1)	300,000	301,668
Morgan Stanley, 5.500%, 1/26/2020 (1)	1,000,000	1,030,085

		6,868,735
Beverages - 0.6%
PepsiCo, Inc., 0.308%, 7/15/2011 (3)	500,000	500,132
Chemicals - 1.1%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (1) (5) (6)	500,000	502,500
Dow Chemical Co., 8.550%, 5/15/2019 (1)	250,000	326,051

		828,551
Computers - 3.8%
Hewlett-Packard Co., 0.435%, 9/13/2012 (3)	1,000,000	1,001,351
International Business Machines Corp., 0.340%, 6/15/2012 (3)	2,000,000	2,001,888

		3,003,239
Diversified Financial Services - 4.8%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	350,000	379,878
Caterpillar Financial Services Corp., 1.059%, 6/24/2011 (3)	650,000	650,428

General Electric Capital Corp., 6.875%, 1/10/2039 (1)	150,000	176,823
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	750,000	818,649
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	500,000	500,614
Jefferies Group, Inc., 6.875%, 4/15/2021	500,000	550,820
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	350,000	425,007
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	285,288

		3,787,507
Electric - 2.7%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	350,000	366,796
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014 (1)	250,000	287,557
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (5) (6)	1,000,000	1,113,105
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	304,754

		2,072,212
Environmental Control - 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	308,359
Food - 2.5%
Corn Products International, Inc., 6.625%, 4/15/2037	750,000	839,362
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,083,664

		1,923,026
Forest Products & Paper - 0.4%
International Paper Co., 8.700%, 6/15/2038 (1)	250,000	331,652
Healthcare-Products - 2.0%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	750,000	818,108
Boston Scientific Corp., 7.000%, 11/15/2035	350,000	386,174
Hospira, Inc., 6.400%, 5/15/2015	300,000	341,899

		1,546,181
Healthcare-Services - 3.2%
DaVita, Inc., 6.375%, 11/1/2018	500,000	513,125
DaVita, Inc., 6.625%, 11/1/2020 (1)	250,000	257,500
Humana, Inc., 8.150%, 6/15/2038 (1)	850,000	1,044,525
Quest Diagnostics, Inc., 1.159%, 3/24/2014 (3)	500,000	503,342
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	150,000	174,366

		2,492,858
Holding Companies-Diversified - 1.3%
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (5) (6)	1,000,000	992,535
Home Furnishings - 0.5%
Whirlpool Corp., 8.600%, 5/1/2014 (1)	300,000	351,524
Insurance - 5.2%
Aflac, Inc., 6.450%, 8/15/2040 (1)	500,000	515,935
Aflac, Inc., 6.900%, 12/17/2039	295,000	324,710
Aflac, Inc., 8.500%, 5/15/2019 (1)	300,000	372,644
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	313,820
Berkshire Hathaway Finance Corp., 0.408%, 1/13/2012 (3)	500,000	500,502
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	100,000	105,086
Lincoln National Corp., 7.000%, 6/15/2040	250,000	294,457
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	392,557
MetLife, Inc., 1.520%, 8/6/2013 (3)	1,250,000	1,265,831

		4,085,542
Internet - 1.3%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	1,005,000
Iron/Steel - 2.0%
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	1,045,474
Hyundai Steel Co., 4.625%, 4/21/2016 (1) (5) (6)	500,000	516,762

		1,562,236
Lodging - 1.8%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	500,000	534,724
Wyndham Worldwide Corp., 7.375%, 3/1/2020 (1)	750,000	845,108

		1,379,832

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc., 0.355%, 11/21/2012 (3)	500,000	500,220
Media - 3.7%
CBS Corp., 8.875%, 5/15/2019	250,000	323,426
DirecTV Holdings LLC, 6.000%, 8/15/2040 (1)	500,000	514,586
DirecTV Holdings LLC, 6.375%, 6/15/2015	1,000,000	1,028,750
NBCUniversal Media LLC, 6.400%, 4/30/2040 (1) (5) (6)	500,000	545,136
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	216,746
Viacom, Inc., 6.125%, 10/5/2017	250,000	288,033

		2,916,677
Mining - 2.4%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,085,810
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	363,040
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	133,577
Vale Overseas, Ltd., 6.875%, 11/21/2036 (1)	250,000	275,925

		1,858,352
Oil & Gas - 8.8%
Anadarko Petroleum Corp., 6.450%, 9/15/2036	1,000,000	1,068,246
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,000,000	1,056,250
Hess Corp., 8.125%, 2/15/2019	300,000	386,661
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	325,198
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,183,856
Rowan Cos., Inc., 5.000%, 9/1/2017	1,000,000	1,083,448
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	374,813
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,072,811
Valero Energy Corp., 9.375%, 3/15/2019	250,000	328,259

		6,879,542
Oil & Gas Services - 1.3%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	551,001
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	326,833
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	145,257

		1,023,091
Packaging & Containers - 2.2%
Ball Corp., 6.625%, 3/15/2018	750,000	776,250
Ball Corp., 7.125%, 9/1/2016 (1)	350,000	385,000
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	584,297

		1,745,547
Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (1) (5) (6)	1,000,000	1,035,000
Express Scripts, Inc., 6.250%, 6/15/2014 (1)	250,000	282,689
McKesson Corp., 7.500%, 2/15/2019	350,000	434,751

		1,752,440
Pipelines - 3.9%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	917,243
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	322,531
Enterprise Products Operating LLC, 6.450%, 9/1/2040 (1)	500,000	548,835
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	194,983
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	1,000,000	1,061,384

		3,044,976
Real Estate Investment Trusts - 0.6%
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	507,166
Retail - 3.7%
AutoZone, Inc., 5.750%, 1/15/2015	250,000	280,882
Best Buy Co., Inc., 5.500%, 3/15/2021	500,000	506,176
JC Penney Corp., Inc., 6.375%, 10/15/2036	350,000	317,625
JC Penney Corp., Inc., 7.125%, 11/15/2023	200,000	208,500
JC Penney Corp., Inc., 7.400%, 4/1/2037	800,000	776,000
Kohl’s Corp., 6.875%, 12/15/2037	150,000	178,964
Staples, Inc., 9.750%, 1/15/2014	250,000	299,670
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	308,122

		2,875,939

Semiconductors - 1.4%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	115,044
Texas Instruments, Inc., 0.439%, 5/15/2013 (3)	1,000,000	1,002,153

		1,117,197
Sovereign - 0.7%
MDC-GMTN B.V., 5.500%, 4/20/2021 (5) (6)	500,000	513,973
Telecommunications - 4.6%
Frontier Communications Corp., 8.125%, 10/1/2018	750,000	827,812
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	1,048,750
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	1,000,000	1,072,778
TELUS Corp., 8.000%, 6/1/2011	137,000	137,000
Windstream Corp., 7.000%, 3/15/2019 (1)	500,000	518,750

		3,605,090
Toys/Games/Hobbies - 1.0%
Mattel, Inc., 6.200%, 10/1/2040	750,000	793,626
Transportation - 0.4%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	318,024

Total Corporate Bonds & Notes (identified cost $60,667,222)		66,354,360

Municipals - 0.7%

California - 0.7%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040 AAA/Aa1; Call 7/1/2020	500,000	546,275

Total Municipals (identified cost $500,000)		546,275

Short-Term Investments - 30.6%

Collateral Pool Investment for Securities on Loan - 25.8%
(See Note 2 of the Schedule of Investments)		20,159,502
Mutual Funds - 2.9%
Marshall Prime Money Market Fund, Class I, 0.129% (12)	2,285,785	2,285,785
U.S. Treasury Bills - 1.9%
0.050%, 7/14/2011 (1) (10)	$1,500,000	1,499,979

Total Short-Term Investments (identified cost $23,945,207)		23,945,266

Total Investments - 124.7% (identified cost $91,858,226)		97,553,825
Other Assets and Liabilities - (24.7)%		(19,312,390)

Total Net Assets - 100.0%		$78,241,435

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Principal Amount	Value
Asset-Backed Securities - 0.9%

Automobiles - 0.9%
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.948%, 4/14/2013 (3) (5) (6)	$4,000,000	$4,000,824

Total Asset-Backed Securities (identified cost $4,000,000)		4,000,824

Collateralized Mortgage Obligations - 4.9%

Federal Home Loan Mortgage Corporation - 1.7%
0.498%, 1/15/2036, (Series 3102) (3)	1,303,298	1,305,310
0.598%, 10/15/2027, (Series 3780) (3)	2,361,627	2,367,524
0.948%, 7/15/2032, (Series 3652) (3)	3,700,456	3,744,051

		7,416,885

Federal National Mortgage Association - 1.8%
0.444%, 7/25/2035, (Series 2005-66) (3)	4,357,107	4,346,837
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,291,645

		7,638,482

Private Sponsor - 1.4%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.835%, 7/25/2037 (3)	2,286,386	2,152,060
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.678%, 10/15/2054 (3) (5) (6)	3,000,000	3,013,035
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.304%, 5/25/2037 (3)	114,788	112,867
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.888%, 4/25/2036 (3)	559,159	513,324

		5,791,286

Total Collateralized Mortgage Obligations (identified cost $20,521,072)		20,846,653

Commercial Mortgage Securities - 2.3%

Private Sponsor - 2.3%
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.268%, 2/15/2022 (3) (5) (6)	2,480,179	2,400,719
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,736,904
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.498%, 6/15/2022 (3) (5) (6)	3,705,301	3,603,001

Total Commercial Mortgage Securities (identified cost $9,637,450)		9,740,624

Corporate Bonds & Notes - 37.4%
Advertising - 0.6%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,358,424
Auto Manufacturers - 0.9%
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	4,000,000	4,047,160
Banks - 12.5%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,542,527
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	3,000,000	3,050,916
ANZ National Int’l, Ltd./New Zealand, 1.309%, 12/20/2013 (1) (3) (5) (6)	3,000,000	3,005,325
Banco Santander Chile, 2.875%, 11/13/2012 (5) (6)	2,000,000	2,012,966
Bank of America Corp., 1.693%, 1/30/2014 (1) (3)	2,500,000	2,526,302
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,180,452
Bank of Nova Scotia, 2.900%, 3/29/2016 (1)	3,000,000	3,068,826
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,105,024

BNP Paribas, 1.190%, 1/10/2014 (3)	3,500,000	3,518,140
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,092,691
National Australia Bank, Ltd., 1.010%, 4/11/2014 (3) (5) (6)	3,800,000	3,799,077
Nordea Bank AB, 1.750%, 10/4/2013 (5) (6)	4,000,000	4,020,088
Nordea Bank AB, 1.181%, 1/14/2014 (3) (5) (6)	1,400,000	1,413,832
Rabobank Nederland NV, 3.200%, 3/11/2015 (5) (6)	1,800,000	1,867,230
Santander U.S. Debt SA Unipersonal, 1.107%, 3/30/2012 (3) (5) (6)	2,500,000	2,500,665
Societe Generale, 1.630%, 12/13/2013 (3) (5) (6)	1,000,000	1,007,453
Societe Generale, 1.326%, 4/11/2014 (3) (5) (6)	1,500,000	1,496,267
Societe Generale, 5.200%, 4/15/2021 (1) (5) (6)	3,000,000	3,028,635
Westpac Banking Corp., 1.040%, 12/9/2013 (3)	3,000,000	3,012,714
Westpac Banking Corp., 3.000%, 12/9/2015 (1)	4,000,000	4,056,996

		53,306,126
Building Materials - 1.1%
CRH America, Inc., 5.750%, 1/15/2021 (1)	4,500,000	4,827,587
Computers - 1.6%
Dell, Inc., 3.100%, 4/1/2016 (1)	2,700,000	2,765,140
Hewlett-Packard Co., 3.750%, 12/1/2020	4,000,000	3,960,588

		6,725,728
Diversified Financial Services - 3.2%
American Honda Finance Corp., 2.500%, 9/21/2015 (1) (5) (6)	3,000,000	3,021,288
American Honda Finance Corp., 6.700%, 10/1/2013 (5) (6)	2,000,000	2,235,256
General Electric Capital Corp., 4.375%, 9/16/2020 (1)	1,000,000	998,286
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,149,960
MassMutual Global Funding II, 0.661%, 1/14/2014 (3) (5) (6)	3,000,000	3,003,201
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5) (6)	2,000,000	2,032,666

		13,440,657
Electric - 2.1%
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,074,384
Commonwealth Edison Co., 1.625%, 1/15/2014	3,500,000	3,529,155
Entergy Corp., 3.625%, 9/15/2015	3,500,000	3,557,151

		9,160,690
Healthcare-Products - 1.3%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	2,000,000	2,181,622
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,295,704

		5,477,326
Home Furnishings - 0.5%
Whirlpool Corp., 8.000%, 5/1/2012	2,000,000	2,125,872
Insurance - 3.1%
Berkshire Hathaway, Inc., 0.696%, 2/11/2013 (3)	2,000,000	2,011,772
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	1,500,000	1,576,295
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,064,085
Metropolitan Life Global Funding I, 0.683%, 7/13/2011 (3) (5) (6)	2,500,000	2,501,297
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (5) (6)	3,000,000	3,196,005
Reinsurance Group of America, Inc., 5.000%, 6/1/2021	3,000,000	3,034,017

		13,383,471
Iron/Steel - 0.5%
ArcelorMittal, 5.375%, 6/1/2013 (1)	2,000,000	2,138,640
Media - 2.8%
NBCUniversal Media LLC, 5.150%, 4/30/2020 (5) (6)	1,000,000	1,065,746
NBCUniversal Media LLC, 6.400%, 4/30/2040 (1) (5) (6)	2,000,000	2,180,544
News America, Inc., 4.500%, 2/15/2021 (5) (6)	4,000,000	4,050,240
Time Warner, Inc., 4.750%, 3/29/2021	2,500,000	2,554,010
Time Warner, Inc., 6.250%, 3/29/2041	2,000,000	2,097,198

		11,947,738
Mining - 0.7%
Barrick North America Finance LLC, 4.400%, 5/30/2021 (4) (5) (6)	3,000,000	3,018,120
Oil & Gas - 1.5%
CNOOC Finance 2011, Ltd., 4.250%, 1/26/2021 (5) (6)	3,000,000	2,972,928
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (5) (6)	2,500,000	2,384,675
Reliance Holdings USA, Inc., 6.250%, 10/19/2040 (1) (5) (6)	1,000,000	944,262

		6,301,865

Pipelines - 0.5%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (1)	2,000,000	2,064,888
Real Estate - 0.7%
WEA Finance LLC, 4.625%, 5/10/2021 (1) (5) (6)	3,000,000	2,999,913
Real Estate Investment Trusts - 0.7%
HCP, Inc., 5.375%, 2/1/2021 (1)	3,000,000	3,155,094
Retail - 0.2%
Home Depot, Inc., 5.400%, 9/15/2040 (1)	1,000,000	979,030
Software - 0.8%
Microsoft Corp., 3.000%, 10/1/2020	3,500,000	3,354,904
Telecommunications - 1.6%
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	3,500,000	3,576,328
Verizon Communications, Inc., 4.600%, 4/1/2021 (1)	3,000,000	3,114,024

		6,690,352
Toys/Games/Hobbies - 0.5%
Hasbro, Inc., 6.350%, 3/15/2040	2,000,000	2,110,786

Total Corporate Bonds & Notes (identified cost $155,200,528)		159,614,371

Municipals - 1.9%

Georgia - 0.7%
Municipal Electric Authority of Georgia, 6.655%, 4/1/2057 A+/A2e	3,015,000	2,930,731
Illinois - 1.2%
State of Illinois, 5.877%, 3/1/2019 A+/A1	2,000,000	2,102,140
State of Illinois, 6.200%, 7/1/2021 A+/A1	3,000,000	3,189,570

		5,291,710

Total Municipals (identified cost $7,972,810)		8,222,441

U.S. Government & U.S. Government Agency Obligations - 21.5%

U.S. Treasury Bonds & Notes - 21.5%
1.125%, 6/15/2013 (1)	15,000,000	15,199,305
1.500%, 12/31/2013 (1)	10,000,000	10,220,310
2.000%, 4/30/2016 (1)	20,000,000	20,332,720
2.625%, 4/30/2018 (1)	20,000,000	20,353,120
3.125%, 5/15/2021 (1)	10,000,000	10,065,670
4.375%, 5/15/2041 (1)	15,000,000	15,398,505

Total U.S. Government & U.S. Government Agency Obligations (identified cost $90,842,274)		91,569,630

U.S. Government Agency-Mortgage Securities - 25.2%

Federal Home Loan Mortgage Corporation - 1.8%
4.500%, 7/15/2041 (4)	5,000,000	5,169,530
5.000%, 12/1/2022	480,860	516,349
6.000%, 1/1/2038	1,916,508	2,108,421

		7,794,300
Federal National Mortgage Association - 20.9%
3.500%, 2/1/2026 (1)	4,910,194	5,015,714
4.000%, 2/1/2041 (4)	5,756,602	5,806,183
4.000%, 6/15/2041 (4)	10,000,000	10,073,440
4.000%, 7/15/2041 (4)	5,000,000	5,019,530
4.500%, 6/1/2039 (4)	3,981,494	4,143,824
4.500%, 7/15/2041 (4)	15,000,000	15,529,680
5.000%, 7/1/2022	2,642,465	2,839,963
5.000%, 10/1/2035 (4)	4,969,939	5,316,235

5.000%, 2/1/2036	5,967,932	6,372,576
5.000%, 7/15/2041 (4)	8,000,000	8,487,504
5.000%, 6/15/2041 (4)	4,000,000	4,258,128
5.500%, 6/1/2036 (4)	942,227	1,026,189
5.500%, 5/1/2037 (1)	6,198,894	6,733,853
5.500%, 7/1/2038	915,086	993,199
5.500%, 7/15/2041 (4)	6,000,000	6,487,500
6.000%, 11/1/2034	336,589	370,633
6.500%, 11/1/2037	523,741	587,204

		89,061,355
Government National Mortgage Association - 2.5%
4.500%, 1/20/2041 (1)	9,890,001	10,451,793

Total U.S. Government Agency-Mortgage Securities (identified cost $105,392,930)		107,307,448

Short-Term Investments - 55.0%

Collateral Pool Investment for Securities on Loan - 35.8%
(See Note 2 of the Schedule of Investments)		152,706,598

Repurchase Agreement - 19.2%
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $81,981,529 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $83,621,473 (at amortized cost)	81,981,324	81,981,324

Total Short-Term Investments (identified cost $234,687,922)		234,687,922

Total Investments - 149.1% (identified cost $628,254,986)		635,989,913
Other Assets and Liabilities - (49.1)%		(209,395,305)

Total Net Assets - 100.0%		$426,594,608

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Asset-Backed Securities - 9.7%

Automobiles - 9.7%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2007-2), 5.060%, 6/15/2014	$325,211	$327,756
CarMax Auto Owner Trust, Class A4A, (Series 2008-1), 4.790%, 2/15/2013	397,290	404,506
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	68,462	68,565
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-B), 4.950%, 3/15/2013	1,000,000	1,020,436
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	2,500,000	2,561,368
Honda Auto Receivables Owner Trust, Class A4, (Series 2008-1), 4.880%, 9/18/2014	1,065,277	1,077,016
Nissan Auto Receivables Owner Trust, Class A3, (Series 2008-B), 4.460%, 4/16/2012	2,120	2,123
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,196,902	1,222,681
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	356,749	360,129
Nissan Auto Receivables Owner Trust, Class A4, (Series 2007-B), 5.160%, 3/17/2014	493,330	502,394
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	406,691	409,612
USAA Auto Owner Trust, Class A4, (Series 2008-2), 5.160%, 11/15/2013	1,500,000	1,529,439

Total Asset-Backed Securities (identified cost $9,521,719)		9,486,025

Commercial Mortgage Securities - 1.6%

Private Sponsor - 1.6%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	562,170
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (3)	54,863	54,813
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	955,227	953,608

Total Commercial Mortgage Securities (identified cost $1,286,540)		1,570,591

Corporate Bonds & Notes - 61.3%

Agriculture - 3.0%
Altria Group, Inc., 10.200%, 2/6/2039 (1)	250,000	372,206
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019 (1)	500,000	615,070
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,170,133
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	784,350

		2,941,759
Banks - 6.2%
BanColombia SA, 5.950%, 6/3/2021 (4) (5) (6)	750,000	756,562
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,141,847
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	750,000	755,908
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	700,000	821,752
JPMorgan Chase & Co., 0.905%, 2/26/2013 (3)	500,000	503,394
JPMorgan Chase & Co., 4.625%, 5/10/2021 (1)	1,500,000	1,508,340
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (5) (6)	500,000	518,391

		6,006,194
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 0.824%, 1/27/2014 (1) (3)	1,000,000	1,005,067
Chemicals - 1.3%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (1) (5) (6)	500,000	502,500
Dow Chemical Co., 9.400%, 5/15/2039 (1)	500,000	775,202

		1,277,702
Computers - 1.3%
Hewlett-Packard Co., 0.654%, 5/30/2014 (3)	750,000	750,002
International Business Machines Corp., 0.340%, 6/15/2012 (3)	500,000	500,472

		1,250,474

Diversified Financial Services - 3.5%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	400,000	434,146
Caterpillar Financial Services Corp., 1.059%, 6/24/2011 (3)	250,000	250,165
General Electric Capital Corp., 6.875%, 1/10/2039 (1)	250,000	294,705
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (1) (5) (6)	600,000	654,919
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	500,000	500,614
Jefferies Group, Inc., 6.875%, 4/15/2021	500,000	550,820
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	350,000	425,007
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	285,288

		3,395,664
Electric - 2.0%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	250,000	261,997
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014 (1)	250,000	287,557
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (5) (6)	1,000,000	1,113,105
Progress Energy, Inc., 7.050%, 3/15/2019 (1)	250,000	304,754

		1,967,413
Environmental Control - 0.3%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	308,359
Food - 1.7%
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	559,574
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,083,664

		1,643,238
Forest Products & Paper - 0.4%
International Paper Co., 8.700%, 6/15/2038 (1)	250,000	331,652
Healthcare-Products - 1.4%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	500,000	545,406
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	275,838
Hospira, Inc., 6.400%, 5/15/2015	500,000	569,831

		1,391,075
Healthcare-Services - 2.2%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	513,125
DaVita, Inc., 6.625%, 11/1/2020 (1)	250,000	257,500
Humana, Inc., 8.150%, 6/15/2038 (1)	500,000	614,427
Quest Diagnostics, Inc., 1.159%, 3/24/2014 (3)	500,000	503,342
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	250,000	290,609

		2,179,003
Holding Companies-Diversified - 1.0%
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (5) (6)	1,000,000	992,535
Home Furnishings - 0.9%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	820,223
Insurance - 2.2%
Aflac, Inc., 8.500%, 5/15/2019 (1)	700,000	869,502
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	313,821
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	457,983
MetLife, Inc., 1.520%, 8/6/2013 (3)	500,000	506,332

		2,147,638
Internet - 1.0%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	1,005,000
Iron/Steel - 2.4%
ArcelorMittal, 5.500%, 3/1/2021	750,000	756,971
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	1,045,474
Hyundai Steel Co., 4.625%, 4/21/2016 (5) (6)	500,000	516,762

		2,319,207
Lodging - 1.0%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	427,779
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	563,406

		991,185

Machinery-Construction & Mining - 1.0%
Caterpillar, Inc., 0.355%, 11/21/2012 (3)	1,000,000	1,000,441

Media - 1.8%
CBS Corp., 8.875%, 5/15/2019 (1)	500,000	646,852
DirecTV Holdings LLC, 6.375%, 6/15/2015	500,000	514,375
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	270,932
Viacom, Inc., 6.125%, 10/5/2017	250,000	288,033

		1,720,192
Mining - 2.2%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,085,810
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (1)	350,000	423,547
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	534,306
Vale Overseas, Ltd., 6.875%, 11/10/2039	125,000	138,837

		2,182,500
Oil & Gas - 6.3%
Anadarko Petroleum Corp., 6.450%, 9/15/2036	500,000	534,123
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,000,000	1,056,250
Ecopetrol SA, 7.625%, 7/23/2019 (1)	500,000	595,625
Hess Corp., 8.125%, 2/15/2019	250,000	322,218
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	325,198
Nexen, Inc., 7.500%, 7/30/2039 (1)	250,000	293,709
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,285,661
Rowan Cos., Inc., 5.000%, 9/1/2017	500,000	541,724
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	874,562
Valero Energy Corp., 9.375%, 3/15/2019	250,000	328,259

		6,157,329
Oil & Gas Services - 0.9%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	551,001
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	326,833

		877,834
Packaging & Containers - 2.1%
Ball Corp., 6.625%, 3/15/2018	1,000,000	1,035,000
Ball Corp., 7.125%, 9/1/2016 (1)	150,000	165,000
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	876,445

		2,076,445
Pharmaceuticals - 2.9%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (1) (5) (6)	1,500,000	1,552,500
Express Scripts, Inc., 6.250%, 6/15/2014 (1)	500,000	565,378
McKesson Corp., 7.500%, 2/15/2019	350,000	434,750
Teva Pharmaceutical Finance III LLC, 0.709%, 12/19/2011 (3)	250,000	250,523

		2,803,151
Pipelines - 2.4%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	917,243
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	322,531
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	324,971
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	750,000	796,038

		2,360,783
Real Estate Investment Trusts - 0.5%
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	507,167
Retail - 2.4%
AutoZone, Inc., 5.750%, 1/15/2015	250,000	280,881
Best Buy Co., Inc., 5.500%, 3/15/2021	500,000	506,176
JC Penney Corp., Inc., 7.125%, 11/15/2023	300,000	312,750
JC Penney Corp., Inc., 7.400%, 4/1/2037 (1)	1,000,000	970,000
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	299,670

		2,369,477

Semiconductors - 1.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	115,044
Texas Instruments, Inc., 0.439%, 5/15/2013 (3)	1,000,000	1,002,153

		1,117,197
Sovereign - 1.1%
Korea Expressway Corp., 4.500%, 3/23/2015 (5) (6)	500,000	527,907
MDC-GMTN B.V., 5.500%, 4/20/2021 (5) (6)	500,000	513,973

		1,041,880
Telecommunications - 2.8%
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	551,875
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	1,048,750
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	500,000	536,389
TELUS Corp., 8.000%, 6/1/2011	55,000	55,000
Windstream Corp., 7.000%, 3/15/2019 (1)	500,000	518,750

		2,710,764
Toys/Games/Hobbies - 0.6%
Mattel, Inc., 6.200%, 10/1/2040	500,000	529,084
Transportation - 0.3%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	318,024

Total Corporate Bonds & Notes (identified cost $53,618,192)		59,745,656

Municipals - 0.3%

California - 0.3%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040 AAA/Aa1; Call 7/1/2020	300,000	327,765

Total Municipals (identified cost $300,000)		327,765

U.S. Government & U.S. Government Agency Obligations - 5.3%

U.S. Treasury Bonds & Notes - 5.3%
1.750%, 1/15/2028	1,599,525	1,671,004
2.000%, 4/15/2012	1,100,910	1,135,916
2.125%, 1/15/2019 (1)	1,560,765	1,769,396
3.500%, 2/15/2018	500,000	539,140

Total U.S. Government & U.S. Government Agency Obligations (identified cost $4,893,210)		5,115,456

U.S. Government Agency-Mortgage Securities - 12.1%

Federal Home Loan Mortgage Corporation - 2.1%
4.000%, 3/1/2041	1,000,000	1,007,647
5.000%, 2/1/2039	986,953	1,051,586

		2,059,233
Federal National Mortgage Association - 1.2%
6.000%, 12/1/2038	494,432	544,595
6.500%, 10/1/2037	519,876	587,906

		1,132,501
Government National Mortgage Association - 8.8%
4.000%, 10/15/2040	1,469,969	1,510,012
4.000%, 12/15/2040	2,481,944	2,549,552
4.000%, 4/15/2041	1,996,902	2,051,297
5.500%, 2/15/2039	730,007	805,165
6.000%, 10/15/2038	293,500	327,412
6.000%, 12/15/2038	793,058	884,692
6.000%, 1/15/2039	414,721	462,640

		8,590,770

Total U.S. Government Agency-Mortgage Securities (identified cost $11,398,240)		11,782,504

Short-Term Investments - 32.8%

Collateral Pool Investment for Securities on Loan - 23.4%
(See Note 2 of the Schedule of Investments)		22,791,625

Mutual Funds - 4.8%
Marshall Prime Money Market Fund, Class I, 0.129% (12)	4,677,498	4,677,498

U.S. Treasury Bills - 4.6%
0.050%, 7/14/2011 (1) (10)	$1,500,000	1,499,979
0.050%, 8/11/2011 (1) (10)	3,000,000	2,999,793

		4,499,772

Total Short-Term Investments (identified cost $31,968,719)		31,968,895

Total Investments - 123.1% (identified cost $112,986,620)		119,996,892
Other Assets and Liabilities - (23.1)%		(22,537,992)

Total Net Assets - 100.0%		$97,458,900

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 2.0%

Asset-Backed Securities - 2.0%
Straight-A Funding, 0.110%, 6/22/2011 (5) (6) (10)	$10,000,000	$9,999,358

Total Commercial Paper		9,999,358

Municipals - 27.8%

Arizona - 3.5%
Maricopa County Industrial Development Authority, FNMA, 0.170%, 9/15/2035, Call 6/2/2011 (3)	17,640,000	17,640,000
California - 12.0%
California Statewide Communities Development Authority, FNMA, 0.180%, 12/15/2037, Call 6/15/2011 (3) (8)	20,000,000	20,000,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.270%, 4/1/2044, Call 12/1/2018 (3) (8)	4,980,000	4,980,000
San Francisco City & County Redevelopment Agency, FNMA, 0.180%, 6/15/2034, Call 6/15/2011 (3) (8)	16,100,000	16,100,000
Santa Cruz Redevelopment Agency, FNMA, 0.170%, 8/15/2035, Call 6/15/2011 (3) (8)	20,000,000	20,000,000

		61,080,000
Federal Home Loan Mortgage Corporation - 3.7%
Federal Home Loan Mortgage Corp., 0.230%, 7/15/2050, Call 6/1/2011 (3) (8)	19,070,000	19,070,000
Georgia - 2.0%
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.280%, 9/1/2048, Call 3/1/2022 (3) (8)	10,155,000	10,155,000
Maryland - 2.7%
Prince Georges County Housing Authority, FREDDIE MAC, 0.230%, 2/1/2040, Call 6/1/2011 (3) (8)	13,900,000	13,900,000
New York - 3.9%
New York State Housing Finance Agency, FNMA, 0.170%, 5/15/2032, Call 6/1/2011 (3) (8)	20,000,000	20,000,000

Total Municipals		141,845,000

Repurchase Agreements - 53.0%
Agreement with Barclays Capital, Inc., 0.090%, dated 5/31/2011, to be repurchased at $100,000,250 on 6/1/2011, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2013, with a market value of $102,000,016	100,000,000	100,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 5/31/2011, to be repurchased at $5,000,139 on 6/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2022, with a market value of $5,100,001	5,000,000	5,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.130%, dated 5/31/2011, to be repurchased at $125,000,451 on 6/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2031, with a market value of $127,500,001	125,000,000	125,000,000
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2011, to be repurchased at $19,059,958 on 6/1/2011, collateralized by U.S. Government Treasury Obligations with various maturities to 8/15/2040, with a market value of $19,441,331	19,059,952	19,059,952
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $22,000,055 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $22,440,980	22,000,000	22,000,000

Total Repurchase Agreements		271,059,952

U.S. Government & U.S. Government Agency Obligations - 17.2%
Federal Home Loan Bank - 9.8%
0.147%, 2/10/2012 (3)	20,000,000	19,995,659
0.253%, 10/13/2011 (3)	20,000,000	20,007,923
0.410%, 4/27/2012	10,000,000	10,000,000

		50,003,582

Federal Home Loan Mortgage Corporation - 4.5%
0.210%, 12/1/2011 (10)	3,110,000	3,106,680
0.240%, 10/12/2012 (3)	20,000,000	20,000,000

		23,106,680
Federal National Mortgage Association - 2.9%
0.227%, 9/17/2012 (3)	15,000,000	14,996,056

Total U.S. Government & U.S. Government Agency Obligations		88,106,318

Total Investments - 100.0% (at amortized cost)		511,010,628
Other Assets and Liabilities - 0.0%		(6,139)

Total Net Assets - 100.0%		$511,004,489

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.5%

Alabama - 4.8%
Bessemer Governmental Utility Services Corp., 0.280%, 6/1/2015 (3)	$5,085,000	$5,085,000
Chatom Industrial Development Board, 0.830%, 12/1/2024, Call 6/1/2011 (3)	8,000,000	8,000,000
Chatom Industrial Development Board, 1.000%, 11/15/2011, Call 11/22/2011 (3)	2,355,000	2,355,000
Chatom Industrial Development Board, 1.200%, 8/1/2037, Call 8/1/2011 (3)	8,500,000	8,500,000
City of Gardendale, 0.280%, 10/1/2032, Call 6/1/2011 (3)	1,465,000	1,465,000
City of Gardendale, 0.280%, 10/1/2032, Call 6/1/2011 (3)	1,584,000	1,584,000
City of Gardendale, 0.280%, 10/1/2032, Call 6/1/2011 (3)	3,200,000	3,200,000
Mobile Industrial Development Board, 1.000%, 8/16/2011 (3)	15,000,000	15,000,000

		45,189,000
Arizona - 5.3%
Arizona Health Facilities Authority, 0.280%, 2/1/2042, Call 6/1/2011 (3)	8,000,000	8,000,000
Greater Arizona Development Authority, 0.260%, 8/1/2015 (3)	2,675,000	2,675,000
Puttable Floating Option Tax-Exempt Receipts, 0.350%, 2/1/2042, Call 2/1/2013 (3) (5) (6)	13,840,000	13,840,000
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 2/1/2042, Call 2/1/2013 (3)	25,065,000	25,065,000

		49,580,000
California - 7.8%
California Educational Facilities Authority, 0.350%, 11/1/2042, Call 6/1/2011 (3)	8,500,000	8,500,000
California School Cash Reserve Program Authority, 2.500%, 1/31/2012	10,000,000	10,098,959
California Statewide Communities Development Authority, 0.600%, 5/15/2025, Call 6/1/2011 (3)	27,635,000	27,635,000
County of Riverside, 2.000%, 10/12/2011	7,000,000	7,032,873
Fontana Unified School District, 0.280%, 2/1/2016 (3)	3,765,000	3,765,000
State of California, 0.250%, 3/1/2035, Call 3/1/2016 (3)	12,250,000	12,250,000
Sweetwater Union High School District, 0.280%, 8/1/2013 (3)	3,620,000	3,620,000

		72,901,832
Colorado - 2.7%
Colorado Health Facilities Authority, 0.350%, 8/1/2034, Call 6/1/2011 (3)	4,655,000	4,655,000
Colorado Health Facilities Authority, 0.350%, 8/1/2034, Call 6/1/2011 (3)	3,735,000	3,735,000
Lincoln Park Metropolitan District, 7.750%, 12/1/2011	2,000,000	2,110,659
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 12/1/2028 (3)	14,820,000	14,820,000

		25,320,659
Connecticut - 0.9%
Connecticut Housing Finance Authority, 0.120%, 11/15/2035, Call 6/1/2011 (3)	5,000,000	5,000,000
Connecticut State Health & Educational Facility Authority, 0.280%, 1/1/2016 (3)	3,575,000	3,575,000

		8,575,000
District of Columbia - 0.6%
District of Columbia, 0.330%, 10/1/2023, Call 6/1/2011 (3)	3,895,000	3,895,000
District of Columbia, 0.330%, 3/1/2026, Call 6/1/2011 (3)	1,940,000	1,940,000

		5,835,000
Florida - 2.9%
Broward County School Board, 0.280%, 1/1/2016 (3)	4,995,000	4,995,000
County of Brevard, 0.330%, 10/1/2019, Call 6/1/2011 (3)	2,240,000	2,240,000
County of St. Lucie, 0.150%, 9/1/2028, Call 6/1/2011 (3)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.280%, 11/1/2015 (3) (5) (6)	3,700,000	3,700,000
JP Morgan Chase Putters/Drivers Trust, 0.280%, 4/1/2018 (3) (5) (6)	3,000,000	3,000,000
Orange County Industrial Development Authority, 0.330%, 10/1/2023, Call 6/1/2011 (3)	2,965,000	2,965,000

		26,900,000
Georgia - 4.4%
Appling County Development Authority, 0.190%, 9/1/2029, Call 6/1/2011 (3)	6,300,000	6,300,000
Columbia County Development Authority, 0.280%, 8/1/2018, Call 6/1/2011 (3)	2,300,000	2,300,000
County of DeKalb, 0.530%, 4/1/2023 (3) (5) (6)	9,600,000	9,600,000

County of DeKalb, 0.530%, 10/1/2035, Call 10/1/2026 (3) (5) (6)	11,990,000	11,990,000
Putnam County Development Authority, 0.190%, 3/1/2024, Call 6/1/2011 (3)	3,200,000	3,200,000
Rome-Floyd County Development Authority, 0.250%, 11/1/2011 (3)	3,500,000	3,500,000
Savannah Economic Development Authority, 0.220%, 1/1/2016, Call 6/1/2011 (3)	4,085,000	4,085,000

		40,975,000
Hawaii - 2.6%
Puttable Floating Option Tax-Exempt Receipts, 0.350%, 7/1/2024, Call 6/2/2011 (3) (5) (6)	24,860,000	24,860,000
Illinois - 6.3%
Illinois Finance Authority, 0.250%, 7/1/2029, Call 7/1/2012 (3)	5,850,000	5,850,000
Illinois Finance Authority, 0.290%, 5/15/2037, Call 6/1/2011 (3)	9,840,000	9,840,000
Joliet Regional Port District, 0.100%, 10/1/2024, Call 6/1/2011 (3)	4,870,000	4,870,000
JP Morgan Chase Putters/Drivers Trust, 0.280%, 6/1/2018 (3) (5) (6)	6,865,000	6,865,000
Phoenix Realty Special Account-U LP, 0.330%, 4/1/2020, Call 6/1/2011 (3)	4,075,000	4,075,000
State of Illinois, 3.000%, 6/14/2011	21,430,000	21,443,623
Upper Illinois River Valley Development Authority, 0.350%, 8/1/2033, Call 6/1/2011 (3)	6,335,000	6,335,000

		59,278,623
Indiana - 1.1%
Barclays Capital Municipal Trust Receipts, 0.280%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
Indiana Development Finance Authority, 0.400%, 1/1/2021, Call 6/1/2011 (3)	2,400,000	2,400,000

		10,170,000
Iowa - 4.6%
Iowa Finance Authority, 0.250%, 6/1/2036, Call 6/1/2011 (3)	21,000,000	21,000,000
Iowa Finance Authority, 0.250%, 9/1/2036, Call 6/1/2011 (3)	19,000,000	19,000,000
Iowa Finance Authority, 0.290%, 11/1/2042, Call 6/1/2011 (3)	3,670,000	3,670,000

		43,670,000
Kansas - 1.6%
City of Burlington, 0.650%, 7/20/2011	7,600,000	7,600,000
City of Burlington, 0.650%, 7/20/2011	7,695,000	7,695,000

		15,295,000
Kentucky - 3.3%
County of Mason, 0.800%, 10/15/2014, Call 6/1/2011 (3)	15,400,000	15,400,000
County of Mason, 0.800%, 10/15/2014, Call 6/1/2011 (3)	9,925,000	9,925,000
Hancock County, 0.280%, 7/1/2011 (3)	1,000,000	1,000,000
Hancock County, 0.280%, 7/1/2012 (3)	1,685,000	1,685,000
Hardin County Water District No. 1, 0.300%, 9/1/2022, Call 6/2/2011 (3)	3,280,000	3,280,000

		31,290,000
Louisiana - 1.2%
Louisiana Public Facilities Authority, 0.280%, 1/1/2022 (3)	1,665,000	1,665,000
Parish of St. James, 0.230%, 11/1/2039, Call 6/1/2011 (3)	10,000,000	10,000,000

		11,665,000
Maryland - 2.3%
Maryland Health & Higher Educational Facilities Authority, 0.450%, 7/1/2036, Call 6/21/2011 (3)	16,000,000	16,000,000
Montgomery County Housing Opportunites Commission, 0.220%, 7/1/2027, Call 6/1/2011 (3)	2,190,000	2,190,000
Montgomery County Housing Opportunites Commission, 0.220%, 7/1/2037, Call 6/1/2011 (3)	3,020,000	3,020,000

		21,210,000
Massachusetts - 2.5%
BB&T Municipal Trust, 0.260%, 10/1/2028 (3) (5) (6)	7,600,000	7,600,000
Massachusetts Development Finance Agency, 0.270%, 6/1/2034, Call 6/1/2011 (3)	6,500,000	6,500,000
Massachusetts Development Finance Agency, 0.270%, 1/1/2035, Call 6/1/2011 (3)	8,315,000	8,315,000
Massachusetts Industrial Finance Agency, 0.310%, 12/1/2019, Call 6/1/2011 (3)	1,000,000	1,000,000

		23,415,000
Michigan - 0.6%
Michigan Strategic Fund, 0.280%, 2/1/2032, Call 6/1/2011 (3)	5,440,000	5,440,000
Minnesota - 2.8%
City of Bloomington, 0.230%, 12/1/2015, Call 6/1/2011 (3)	3,405,000	3,405,000
City of Bloomington, 0.230%, 12/1/2015 (3)	3,310,000	3,310,000
City of Mounds View, 2.000%, 12/15/2011 (3)	10,000,000	10,000,000
City of Ramsey, 0.280%, 12/1/2023, Call 6/1/2011 (3)	3,160,000	3,160,000
SCA Tax Exempt Trust, 0.420%, 1/1/2030 (3)	6,745,000	6,745,000

		26,620,000

Mississippi - 1.6%
Claiborne County, 0.900%, 8/4/2011	5,000,000	5,000,000
Mississippi Business Finance Corp., 0.700%, 11/1/2011 (3)	10,000,000	10,000,000

		15,000,000
Nebraska - 0.1%
Nebraska Investment Finance Authority, 0.370%, 9/1/2031, Call 6/1/2011 (3)	600,000	600,000
New Hampshire - 0.5%
New Hampshire Health & Education Facilities Authority, 0.280%, 8/1/2011 (3)	4,995,000	4,995,000
New Jersey - 0.6%
JP Morgan Chase Putters/Drivers Trust, 0.280%, 12/15/2013 (3) (5) (6)	2,775,000	2,775,000
Township of Mendham, 1.250%, 5/25/2012	3,054,900	3,065,568

		5,840,568
New York - 2.3%
City of New York, 0.170%, 8/1/2024, Call 6/1/2011 (3)	5,400,000	5,400,000
Jefferson Central School District, 2.000%, 6/23/2011	8,485,000	8,490,062
Utica Industrial Development Agency, 0.360%, 7/15/2029, Call 6/1/2011 (3)	7,470,000	7,470,000

		21,360,062
North Carolina - 2.8%
North Carolina Medical Care Commission, 0.280%, 2/1/2022, Call 6/1/2011 (3)	2,000,000	2,000,000
Puttable Floating Option Tax-Exempt Receipts, 0.500%, 11/1/2018 (3) (5) (6)	11,445,000	11,445,000
Puttable Floating Option Tax-Exempt Receipts, 0.500%, 5/1/2024, Call 6/1/2011 (3) (5) (6)	13,130,000	13,130,000

		26,575,000
Ohio - 6.4%
City of Akron, 2.500%, 9/30/2011	3,000,000	3,009,325
City of Warrensville Heights, 2.750%, 2/2/2012	8,700,000	8,772,032
County of Allen, 0.110%, 10/1/2031, Call 6/1/2011 (3)	5,800,000	5,800,000
County of Erie, 0.330%, 8/15/2046, Call 7/1/2011 (3)	14,975,000	14,975,000
County of Lawrence, 0.250%, 11/1/2011 (3)	3,500,000	3,500,000
County of Warren, 0.380%, 9/1/2015 (3)	5,190,000	5,190,000
Ohio State Higher Educational Facility Commission, 0.250%, 1/15/2046, Call 1/15/2017 (3)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, 0.350%, 4/1/2026 (3)	7,860,000	7,860,000

		60,356,357
Oklahoma - 0.4%
Oklahoma Industries Authority, 0.400%, 8/1/2018, Call 6/1/2011 (3)	1,100,000	1,100,000
Tulsa Industrial Authority, 0.380%, 11/1/2026, Call 6/1/2011 (3)	2,825,000	2,825,000

		3,925,000
Pennsylvania - 4.6%
Delaware County Authority, 0.290%, 6/1/2037, Call 6/1/2011 (3)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.280%, 6/1/2015 (3) (5) (6)	3,540,000	3,540,000
Philadelphia School District, 2.500%, 6/30/2011	19,150,000	19,171,469
Reading School District, 0.280%, 1/15/2014 (3)	4,620,000	4,620,000
Westmoreland County Industrial Development Authority, 0.350%, 1/1/2036, Call 6/1/2011 (3)	5,450,000	5,450,000

		42,781,469
Puerto Rico - 0.6%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, 0.950%, 3/1/2012 (3)	5,770,000	5,770,000
Rhode Island - 2.3%
Rhode Island Health & Educational Building Corp., 0.280%, 11/1/2036, Call 6/1/2011 (3)	10,440,000	10,440,000
Rhode Island Health & Educational Building Corp., 0.330%, 3/1/2034, Call 6/1/2011 (3)	11,105,000	11,105,000

		21,545,000
South Carolina - 1.2%
County of York, 1.000%, 9/15/2024, Call 9/1/2011 (3)	5,000,000	5,000,000
South Carolina Jobs-Economic Development Authority, 0.280%, 6/1/2030, Call 6/1/2011 (3)	3,860,000	3,860,000
South Carolina Transportation Infrastructure Bank, 0.260%, 4/1/2012 (3)	2,085,000	2,085,000

		10,945,000

South Dakota - 1.5%
South Dakota Housing Development Authority, 0.260%, 11/1/2048, Call 6/1/2011 (3)	6,600,000	6,600,000
South Dakota Housing Development Authority, 0.280%, 5/1/2048, Call 6/1/2011 (3)	7,240,000	7,240,000

		13,840,000
Texas - 5.5%
Atascosa County Industrial Development Corp., 0.330%, 6/30/2020, Call 6/1/2011 (3)	8,700,000	8,700,000
Dallam County Industrial Development Corp., 0.530%, 5/1/2039, Call 6/1/2011 (3)	2,800,000	2,800,000
Puttable Floating Option Tax-Exempt Receipts, 0.380%, 7/1/2030 (3) (5) (6)	7,070,000	7,070,000
Puttable Floating Option Tax-Exempt Receipts, 0.380%, 4/1/2037 (3) (5) (6)	23,480,000	23,480,000
Tarrant County Cultural Education Facilities Finance Corp., 0.170%, 11/15/2036, Call 6/1/2011 (3)	9,500,000	9,500,000

		51,550,000
Utah - 0.6%
Utah Associated Municipal Power Systems, 0.280%, 4/1/2012 (3)	5,360,000	5,360,000
Virginia - 2.1%
Barclays Capital Municipal Trust Receipts, 0.280%, 2/1/2028, Call 2/1/2019 (3) (5) (6)	3,335,000	3,335,000
Peninsula Ports Authority, 0.320%, 7/1/2016 (3)	5,000,000	5,000,000
Roanoke Economic Development Authority, 0.140%, 7/1/2036, Call 6/1/2011 (3)	10,000,000	10,000,000
Suffolk Redevelopment & Housing Authority, 0.330%, 9/1/2019, Call 6/1/2011 (3)	1,305,000	1,305,000

		19,640,000
Washington - 2.4%
Barclays Capital Municipal Trust Receipts, 0.280%, 6/1/2039, Call 6/1/2019 (3) (5) (6)	11,250,000	11,250,000
Eclipse Funding Trust, 0.130%, 1/1/2037, Call 1/1/2017 (3) (5) (6)	7,345,000	7,345,000
Washington State Housing Finance Commission, 0.280%, 7/1/2028, Call 6/1/2011 (3)	4,335,000	4,335,000

		22,930,000
West Virginia - 1.3%
Deutsche Bank Spears/Lifers Trust, 0.270%, 4/1/2030 (3)	2,435,000	2,435,000
West Virginia Hospital Finance Authority, 0.130%, 6/1/2041, Call 6/1/2011 (3)	10,000,000	10,000,000

		12,435,000
Wisconsin - 4.4%
City of Oak Creek, 2.250%, 12/1/2011, Call 7/1/2011	5,200,000	5,206,991
Maple School District, 1.000%, 11/1/2011	3,000,000	3,000,730
Reedsburg School District, 1.000%, 10/21/2011	4,000,000	4,002,476
Sturgeon Bay School District, 1.100%, 10/26/2011	2,000,000	2,001,113
Sun Prairie Area School District, 1.000%, 10/24/2011	10,400,000	10,411,454
Waukesha Housing Authority, 0.330%, 2/1/2026, Call 6/1/2011 (3)	5,250,000	5,250,000
Wisconsin Health & Educational Facilities Authority, 0.150%, 12/1/2032, Call 6/1/2011 (3)	2,010,000	2,010,000
Wisconsin Health & Educational Facilities Authority, 0.250%, 8/15/2034, Call 8/15/2016 (3)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, 0.400%, 5/1/2026, Call 6/1/2011 (3)	120,000	120,000
Wisconsin Housing & Economic Development Authority, 0.300%, 5/1/2037, Call 6/1/2011 (3)	4,685,000	4,685,000
Wisconsin Municipalities Private School Finance Commission, 0.230%, 10/1/2045, Call 6/1/2011 (3)	30,000	30,000
Wisconsin-Dells School District, 1.000%, 10/28/2011	2,800,000	2,801,358

		41,719,122

Total Municipals		935,357,692
Mutual Funds - 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.073%	3,240,150	3,240,150

Total Mutual Funds		3,240,150

Total Investments - 99.8% (at amortized cost)		938,597,842
Other Assets and Liabilities - 0.2%		1,843,652

Total Net Assets - 100.0%		$940,441,494

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 9.9%

Banks - 8.5%
Bank of Nova Scotia/Houston, 0.360%, 12/8/2011 (3)	$100,000,000	$100,000,000
Natixis/New York, 0.544%, 8/8/2011 (3)	50,000,000	50,000,000
Royal Bank of Canada NY, 0.350%, 12/2/2011 (3)	100,000,000	100,000,000
Standard Chartered Bank New York, 0.734%, 8/12/2011 (3)	50,000,000	50,000,000

		300,000,000
Foreign Banks - 1.4%
Barclays Bank PLC, 0.775%, 7/19/2011 (3)	50,000,000	50,000,000

Total Certificates of Deposit		350,000,000

Commercial Paper - 39.1%

Asset-Backed Securities - 11.4%
Cafco LLC, 0.340%, 7/8/2011 (5) (6) (10)	26,600,000	26,590,705
Cafco LLC, 0.340%, 7/15/2011 (5) (6) (10)	29,600,000	29,587,700
Concord Minutemen Capital Co., LLC, 0.380%, 7/5/2011 (5) (6) (10)	50,000,000	49,982,055
GovCo LLC, 0.240%, 9/14/2011 (5) (6) (10)	50,000,000	49,965,000
GovCo LLC, 0.350%, 6/20/2011 (5) (6) (10)	75,000,000	74,986,146
GovCo LLC, 0.390%, 6/8/2011 (5) (6) (10)	20,000,000	19,998,483
Kells Funding LLC, 0.380%, 7/6/2011 (5) (6) (10)	50,000,000	49,981,528
Lexington Parker Capital Co. LLC, 0.380%, 6/2/2011 (5) (6) (10)	100,000,000	99,998,944

		401,090,561
Automobiles - 4.2%
Ford Credit Auto Receivables Trust, 0.400%, 9/15/2011 (10)	75,000,000	74,911,667
Ford Credit Auto Receivables Trust, 0.450%, 8/1/2011 (10)	75,000,000	74,942,812

		149,854,479
Consumer Products - 2.0%
Reckitt Benckiser TSY, 0.410%, 11/18/2011 (5) (6) (10)	25,000,000	24,951,597
Reckitt Benckiser TSY, 0.430%, 12/5/2011 (5) (6) (10)	45,000,000	44,899,488

		69,851,085
Foreign Banks - 10.9%
ANZ National Ltd., 0.374%, 7/25/2011 (3) (5) (6)	75,000,000	75,000,000
BNP Paribas Finance, Inc., 0.340%, 6/3/2011 (10)	75,000,000	74,998,583
Natixis U.S. Finance Co., LLC, 0.290%, 7/15/2011 (10)	25,000,000	24,991,139
Natixis U.S. Finance Co., LLC, 0.310%, 7/1/2011 (10)	25,000,000	24,993,542
Natixis U.S. Finance Co., LLC, 0.380%, 6/20/2011 (10)	21,690,000	21,685,650
Skandinaviska Enskilda Banken AB, 0.400%, 6/27/2011 (5) (6) (10)	100,000,000	99,971,111
Skandinaviska Enskilda Banken AB, 0.420%, 11/1/2011 (5) (6) (10)	50,000,000	49,910,750
Societe Generale North America, Inc., 0.320%, 8/3/2011 (10)	13,550,000	13,542,412

		385,093,187
Insurance - 9.2%
Pacific Life Insurance Co., 0.120%, 6/1/2011 (5) (6) (10)	50,000,000	50,000,000
Prudential Funding LLC, 0.120%, 6/1/2011 (10)	75,000,000	75,000,000
Prudential Funding LLC, 0.200%, 6/15/2011 (10)	25,000,000	24,998,055
Prudential Funding LLC, 0.200%, 6/16/2011 (10)	25,000,000	24,997,917
Prudential PLC, 0.400%, 7/26/2011 (5) (6) (10)	75,000,000	74,954,166
Prudential PLC, 0.430%, 11/28/2011 (5) (6) (10)	50,000,000	49,892,500
Prudential PLC, 0.700%, 10/25/2011 (5) (6) (10)	25,000,000	24,929,028

		324,771,666
Pharmaceuticals - 1.4%
Sanofi-Aventis, 0.370%, 10/19/2011 (5) (6) (10)	50,000,000	49,928,056

Total Commercial Paper		1,380,589,034

Corporate Bonds & Notes - 3.1%

Pharmaceuticals - 1.4%
Sanofi-Aventis SA, 0.358%, 3/28/2012 (3)	50,000,000	50,000,000
Utilities - 1.7%
National Rural Utilities Cooperative Finance Corp., 0.410%, 12/9/2011 (3)	60,000,000	60,000,000

Total Corporate Bonds & Notes		110,000,000

Funding Agreements - 3.3%

Insurance - 3.3%
Metropolitan Life Insurance Co., 0.472%, 2/1/2012 (3) (5) (9)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.511%, 3/1/2012 (3) (5) (9)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals - 22.2%

California - 1.1%
Abag Finance Authority for Nonprofit Corps., 0.130%, 2/1/2025, Call 6/1/2011 (3)	17,800,000	17,800,000
California Statewide Communities Development Authority, 0.600%, 5/15/2025, Call 6/1/2011 (3)	20,000,000	20,000,000

		37,800,000
Colorado - 0.2%
Puttable Floating Option Tax-Exempt Receipts, 0.200%, 5/1/2041 (3)	6,010,000	6,010,000
Connecticut - 2.4%
Connecticut Housing Finance Authority, 0.190%, 5/15/2031, Call 6/1/2011 (3) (8)	27,330,000	27,330,000
Connecticut Housing Finance Authority, 0.230%, 11/15/2038, Call 6/2/2011 (3)	58,630,000	58,630,000

		85,960,000
Florida - 7.0%
County of St. Lucie, 0.150%, 9/1/2028, Call 6/1/2011 (3)	93,410,000	93,410,000
Florida Municipal Power Agency, 0.140%, 10/1/2035, Call 6/1/2011 (3)	68,240,000	68,240,000
Miami-Dade County Industrial Development Authority, 0.160%, 6/1/2021, Call 6/1/2011 (3)	45,750,000	45,750,000
The Village at Gulfstream Park Community Development District, 0.500%, 5/1/2039, Call 5/1/2015 (3)	41,000,000	41,000,000

		248,400,000
Georgia - 1.5%
Floyd County Development Authority, 0.190%, 7/1/2022, Call 6/1/2011 (3)	12,300,000	12,300,000
Monroe County Development Authority, 0.190%, 11/1/2048, Call 6/1/2011 (3)	40,000,000	40,000,000

		52,300,000
Illinois - 0.7%
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.400%, 10/1/2037 (3) (8)	23,315,000	23,315,000
Iowa - 0.6%
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.200%, 1/1/2039, Call 6/1/2011 (3) (8)	21,565,000	21,565,000
Maine - 0.6%
City of Portland, 0.290%, 6/1/2026, Call 6/1/2011 (3)	22,600,000	22,600,000
Montana - 0.9%
Montana Board of Investments, 0.210%, 12/30/2015, Call 6/1/2011 (3) (8)	30,000,000	30,000,000
New Jersey - 0.2%
Puttable Floating Option Tax-Exempt Receipts, 0.300%, 7/1/2036 (3)	5,990,000	5,990,000
New York - 4.2%
New York City Housing Development Corp., FNMA, 0.190%, 5/15/2034, Call 6/15/2011 (3) (8)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.190%, 6/15/2034, Call 6/1/2011 (3) (8)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.190%, 11/15/2038, Call 6/1/2011 (3) (8)	56,100,000	56,100,000

		149,600,000
North Carolina - 0.6%
North Carolina Medical Care Commission, 0.150%, 7/1/2034, Call 6/1/2011 (3)	21,000,000	21,000,000

North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.220%, 1/1/2039, Call 6/1/2011 (3) (8)	13,700,000	13,700,000
Ohio - 0.3%
County of Allen, 0.140%, 10/1/2031, Call 6/1/2011 (3)	10,800,000	10,800,000
Wisconsin - 1.5%
Wisconsin Housing & Economic Development Authority, 0.200%, 9/1/2032, Call 6/1/2011 (3) (8)	23,890,000	23,890,000
Wisconsin Housing & Economic Development Authority, 0.250%, 3/1/2036, Call 6/1/2011 (3)	17,495,000	17,495,000
Wisconsin Housing & Economic Development Authority, 0.260%, 9/1/2026, Call 6/1/2011 (3)	11,980,000	11,980,000

		53,365,000

Total Municipals		782,405,000

Mutual Funds - 1.6%
BlackRock Liquidity Funds TempFund, 0.100%	55,000,000	55,000,000

Total Mutual Funds		55,000,000

Notes-Variable - 9.3%

Broker/Dealers - 0.8%
Goldman Sachs Group, Inc., 0.450%, 2/6/2012 (3)	$30,000,000	29,977,405
Foreign Banks - 8.5%
Rabobank Nederland NV, 0.331%, 3/16/2012 (3) (5) (6)	50,000,000	50,000,000
Svenska Handelsbanken AB, 0.503%, 7/1/2011 (3) (5) (6)	150,000,000	150,000,000
Westpac Securities NZ, Ltd., 0.420%, 2/17/2012 (3) (5) (6)	100,000,000	100,000,000

		300,000,000

Total Notes-Variable		329,977,405

Repurchase Agreements - 6.2%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2011, to be repurchased at $46,685,333 on 6/1/2011, collateralized by U.S. Government Treasury Obligations with various maturities to 10/31/2012, with a market value of $47,619,413	46,685,320	46,685,320
Agreement with Morgan Stanley & Co., Inc., 0.090%, dated 5/31/2011, to be repurchased at $21,000,053 on 6/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/19/2011, with a market value of $21,420,072	21,000,000	21,000,000
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 5/31/2011, to be repurchased at $150,000,875 on 6/1/2011, collateralized by Commercial Paper with various maturities to 12/1/2011, with a market value of $157,500,001	150,000,000	150,000,000

Total Repurchase Agreements		217,685,320

Trust Demand Notes - 4.0%

Broker/Dealers - 4.0%
JP Morgan Securities, Inc., 0.260%, 6/1/2011 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 1.1%

Federal Home Loan Bank - 1.1%
0.410%, 4/27/2012	40,000,000	40,000,000

Total U.S. Government & U.S. Government Agency Obligations		40,000,000

Total Investments - 99.8% (at amortized cost)		3,523,656,759
Other Assets and Liabilities - 0.2%		7,976,692

Total Net Assets - 100.0%		$3,531,633,451

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2011.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2011.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At May 31, 2011, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	6,426,925	2.08
Short-Term Income Fund	15,050,684	13.39
Short-Intermediate Bond Fund	35,729,469	22.45
Government Income Fund	21,690,869	8.02
Corporate Income Fund	8,346,332	10.67
Aggregate Bond Fund	86,056,274	20.17
Core Plus Bond Fund	9,641,949	9.89
Government Money Market Fund	9,999,358	1.96
Tax-Free Money Market Fund	172,595,000	18.35
Prime Money Market Fund	1,360,527,257	38.52

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.

(7)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.

(8)	Securities that are subject to alternative minimum tax of the Short-Term Income Fund, Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 0.89%, 5.54%, 24.31% and 8.21%, respectively, as calculated based upon total portfolio market value.

(9)	Securities have redemption features that may delay redemption beyond seven days.

(10)	Each issue shows the rate of the discount at the time of purchase.

(11)	Issue is in default or bankruptcy.

(12)	Denotes an investment in an affiliated entity. An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Marshall Fund. Transactions during the period with entities which are affiliates as of May 31, 2011 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Small-Cap Growth Fund Safeguard Scientifics, Inc.	$6,957,500	$10,630,199	$—	$—	$24,027,168
Ultra Short Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.286%	8,142,745	308,161,295	297,967,363	56,869	18,336,677
Intermediate Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.286%	28,468,389	185,179,445	195,896,861	74,023	17,750,973
Corporate Income Fund Marshall Prime Money Market Fund, Class I, 0.129%	1,964,977	42,339,142	42,018,334	3,613	2,285,785
Core Plus Bond Fund Marshall Prime Money Market Fund, Class I, 0.129%	3,662,916	52,838,312	51,823,730	6,235	4,677,498

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agriculture Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	National Rural Utilities Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note

FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
NR	-	Not Rated
NVDR	-	Non-Voting Depository Receipt
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
WR	-	Withdrawn Rating
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2011 are as follows:

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$140,727,321		$46,381,844	$(1,289,248)	$45,092,596
Large-Cap Growth Fund	213,656,959		37,383,669	(2,714,423)	34,669,246
Large-Cap Focus Fund	66,135,305		7,238,789	(771,435)	6,467,354
Mid-Cap Value Fund	292,647,489		66,460,248	(8,524,088)	57,936,160
Mid-Cap Growth Fund	329,193,682		82,489,151	(4,584,858)	77,904,293
Small-Cap Value Fund	40,122,318		1,594,408	(1,000,718)	593,690
Small-Cap Growth Fund	774,974,509		131,352,627	(13,102,707)	118,249,920
International Stock Fund	71,418,458		13,498,836	(1,382,672)	12,116,164
Emerging Markets Equity Fund	48,886,024		22,879,321	(1,529,208)	21,350,113
Ultra Short Tax-Free Fund	307,159,019		543,818	(174,961)	368,857
Short-Term Income Fund	125,290,599		2,241,414	(1,722,234)	519,180
Short-Intermediate Bond Fund	219,737,570		3,373,902	(3,034,511)	339,391
Intermediate Tax-Free Fund	463,840,601		10,671,968	(2,075,763)	8,596,205
Government Income Fund	429,888,118		5,707,039	(1,956,855)	3,750,184
Corporate Income Fund	91,858,226		5,780,418	(84,819)	5,695,599
Aggregate Bond Fund	628,254,986		8,370,227	(635,300)	7,734,927
Core Plus Bond Fund	112,986,620		7,072,523	(62,251)	7,010,272
Government Money Market Fund	511,010,628	*	—	—	—
Tax-Free Money Market Fund	938,597,842	*	—	—	—
Prime Money Market Fund	3,523,656,759	*	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of May 31, 2011 (1):

Description	Value
Bank of Nova Scotia, 0.360%, 12/8/2011	$25,036,150
Barclays Bank, PLC, 0.775%, 9/6/2011	25,006,200
Blackrock Liquidity TempCash Money Market Fund, 0.114%	3,098,275
Blackrock Liquidity TempFund Money Market Fund, 0.100%	27,017,767
Deutsche Bank NY, 0.360%, 10/18/2011	25,017,950
Dreyfus Cash Management Plus, Inc., Money Market Fund, 0.071%	31,846,825
Dreyfus Institutional Cash Advantage Money Market Fund, 0.151%	137,299,663
FCAR Owner Trust I, 0.450%, 8/1/2011 (2)	24,952,188
Fidelity Institutional Money Market Fund, 0.168%	157,500,000
Goldman Sachs Money Market Fund, 0.142%	5,000,000
Metlife Insurance FA, 0.511%, 8/29/2011	20,000,000
National Rural Utilities Co., 0.410%, 12/9/2011	15,002,460
Prudential PLC, 0.420%, 7/11/2011 (2)	24,964,417
Royal Bank of Canada NY, 0.350%, 12/2/2011	24,997,700
Sanofi-Aventis, 0.358%, 3/28/2012	25,017,350
Skandinaviska Enskilda Bank, 0.515%, 7/29/2011 (2)	24,935,983
Standard Chartered Bank, 0.734%, 8/12/2011	25,000,425
Western Asset Institutional Cash Reserves Money Market Fund, 0.147%	130,000,000
Western Asset Institutional Liquid Reserves Money Market Fund, 0.155%	30,000,000
Westpac Banking Corp., 0.590%, 6/10/2011	25,000,000

Total	$806,693,353

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$13,699,866	$13,922,968
Large-Cap Growth Fund	37,571,011	38,182,861
Large-Cap Focus Fund	8,267,440	8,402,075
Mid-Cap Value Fund	63,771,439	64,809,967
Mid-Cap Growth Fund	96,683,869	98,258,379
Small-Cap Value Fund	12,264,700	12,464,431
Small-Cap Growth Fund	247,040,616	251,063,710
International Stock Fund	4,790,841	4,868,863
Short-Term Income Fund	10,837,541	11,014,032
Short-Intermediate Bond Fund	65,580,075	66,648,058
Government Income Fund	40,736,879	41,400,284
Corporate Income Fund	19,836,462	20,159,502
Aggregate Bond Fund	150,259,596	152,706,598
Core Plus Bond Fund	22,426,404	22,791,625

Total	$793,766,739	$806,693,353

(1)	The collateral pool is managed by the fixed income group within M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”). Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2011.

(2)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common & preferred stocks, options & futures contracts, and mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$169,363,752	$—	$—	$169,363,752
Purchased Put Options	173,565	—	—	173,565
Short-Term Investments	—	2,359,632	—	2,359,632

Total	$169,537,317	$2,359,632	$—	$171,896,949

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$199,407,123	$—	$—	$199,407,123
Short-Term Investments	—	10,736,221	—	10,736,221

Total	$199,407,123	$10,736,221	$—	$210,143,344

Large-Cap Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$54,811,180	$—	$—	$54,811,180
Short-Term Investments	—	9,389,404	—	9,389,404

Total	$54,811,180	$9,389,404	$—	$64,200,584

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$274,367,568	$—	$—	$274,367,568
Short-Term Investments	—	11,406,114	—	11,406,114

Total	$274,367,568	$11,406,114	$—	$285,773,682

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$300,208,408	$—	$—	$300,208,408
Short-Term Investments	—	8,631,188	—	8,631,188

Total	$300,208,408	$8,631,188	$—	$308,839,596

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$26,828,464	$—	$—	$26,828,464
Short-Term Investments	—	1,423,113	—	1,423,113

Total	$26,828,464	$1,423,113	$—	$28,251,577

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$632,905,806	$—	$—	$632,905,806
Short-Term Investments	—	9,254,913	—	9,254,913

Total	$632,905,806	$9,254,913	$—	$642,160,719

International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (2)
Australia	$—	$2,950,795	$—	$2,950,795
Austria	—	536,643	—	536,643
Belgium	—	110,435	—	110,435
Bermuda	—	1,206,711	—	1,206,711
Brazil	740,477	—	—	740,477
British Virgin Islands	35,226	—	—	35,226
Canada	1,537,633	—	—	1,537,633
Cayman Islands	—	34,807	—	34,807
China	—	849,978	—	849,978
Cyprus	—	206,983	—	206,983
Denmark	—	550,510	—	550,510
Finland	—	407,723	—	407,723
France	—	6,245,854	—	6,245,854
Germany	—	6,852,425	—	6,852,425
Greece	—	32,365	—	32,365
Hong Kong	—	1,179,036	—	1,179,036
India	—	758,690	—	758,690
Indonesia	—	224,527	—	224,527
Ireland	59,594	—	—	59,594
Italy	—	1,876,223	—	1,876,223
Japan	30,622	13,099,198	—	13,129,820
Jersey	—	750,904	—	750,904
Malaysia	—	120,438	—	120,438
Mexico	390,827	—	—	390,827
Netherlands	—	1,213,077	—	1,213,077
New Zealand	—	440,390	—	440,390
Norway	—	3,904,930	—	3,904,930
Poland	—	917,174	—	917,174
Portugal	—	221,130	—	221,130
Russia	—	232,287	—	232,287
Singapore	—	3,013,095	—	3,013,095
South Africa	—	417,548	—	417,548
South Korea	235,757	1,990,285	—	2,226,042
Spain	—	1,849,956	—	1,849,956
Sweden	—	2,302,957	—	2,302,957
Switzerland	—	3,619,254	—	3,619,254
Taiwan	469,590	461,704	—	931,294
Turkey	—	240,077	—	240,077
United Kingdom	2,628,606	10,543,020	—	13,171,626
Preferred Stocks (2)	—	44,614	—	44,614
Rights	—	—	—	—
Short-Term Investments	—	3,131,684	—	3,131,684

Total	$6,128,332	$72,537,427	$—	$78,665,759

Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (2)
Bermuda	$356,011	$549,990	$—	$906,001
Brazil	10,569,621	—	—	10,569,621
Cayman Islands	350,663	683,602	—	1,034,265
Chile	315,225	—	—	315,225
China	1,160,887	6,643,154	—	7,804,041
Colombia	362,576	—	—	362,576
Czech Republic	—	811,204	—	811,204
Hong Kong	1,550,840	579,876	—	2,130,716
India	1,173,879	5,497,300	—	6,671,179
Indonesia	—	837,454	—	837,454
Israel	—	819,082	—	819,082
Mexico	3,400,172	—	—	3,400,172
Poland	—	856,874	—	856,874
Portugal	—	654,740	—	654,740
Russia	1,146,309	4,861,850	—	6,008,159
South Africa	—	5,036,986	—	5,036,986
South Korea	2,244,805	6,644,293	—	8,889,098
Taiwan	782,513	3,834,845	—	4,617,358
Thailand	—	3,138,214	—	3,138,214
Turkey	—	1,731,004	—	1,731,004
United Kingdom	—	1,909,328	—	1,909,328
Preferred Stocks (2)	281,741	—	—	281,741
Short-Term Investments	—	1,451,099	—	1,451,099

Total	$23,695,242	$46,540,895	$—	$70,236,137

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$285,529,582	$—	$285,529,582
Short-Term Investments	—	21,998,294	—	21,998,294

Total	$—	$307,527,876	$—	$307,527,876

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,362,959	$—	$8,362,959
Collateralized Mortgage Obligations	—	8,011,881	—	8,011,881
Commercial Mortgage Securities	—	16,006,273	—	16,006,273
Corporate Bonds & Notes	—	45,607,243	2,110,455	47,717,698
Municipals	—	9,542,167	—	9,542,167
Mutual Funds	5,608,164	—	—	5,608,164
U.S. Government & U.S. Government Agency Obligations	—	4,494,137	—	4,494,137
U.S. Government Agency-Mortgage Securities	—	604,037	—	604,037
Short-Term Investments	—	14,448,431	—	14,448,431

Total	$5,608,164	$107,077,128	$2,110,455	$114,795,747

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$5,038,983	$—	$5,038,983
Commercial Mortgage Securities	—	7,846,091	—	7,846,091
Corporate Bonds & Notes	—	62,166,178	3,474,000	65,640,178
Municipals	—	2,126,380	—	2,126,380
U.S. Government & U.S. Government Agency Obligations	—	52,805,802	—	52,805,802
Short-Term Investments	—	19,971,469	—	19,971,469

Total	$—	$149,954,903	$3,474,000	$153,428,903

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$454,687,426	$—	$454,687,426
Short-Term Investments	—	17,750,973	—	17,750,973

Total	$—	$472,438,399	$—	$472,438,399

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,046,796	$—	$5,046,796
Collateralized Mortgage Obligations	—	47,084,387	—	47,084,387
Commercial Mortgage Securities	—	24,439,287	—	24,439,287
Corporate Bonds & Notes	—	—	2,605,500	2,605,500
U.S. Government Agency-Mortgage Securities	—	225,234,892	—	225,234,892
Short-Term Investments	—	87,827,156	—	87,827,156

Total	$—	$389,632,518	$2,605,500	$392,238,018

Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,707,924	$—	$6,707,924
Corporate Bonds & Notes	—	66,354,360	—	66,354,360
Municipals	—	546,275	—	546,275
Short-Term Investments	—	3,785,764	—	3,785,764

Total	$—	$77,394,323	$—	$77,394,323

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,000,824	$—	$4,000,824
Collateralized Mortgage Obligations	—	20,846,653	—	20,846,653
Commercial Mortgage Securities	—	9,740,624	—	9,740,624
Corporate Bonds & Notes	—	159,614,371	—	159,614,371
Municipals	—	8,222,441	—	8,222,441
U.S. Government & U.S. Government Agency Obligations	—	91,569,630	—	91,569,630
U.S. Government Agency-Mortgage Securities	—	107,307,448	—	107,307,448
Short-Term Investments	—	81,981,324	—	81,981,324

Total	$—	$483,283,315	$—	$483,283,315

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,486,025	$—	$9,486,025
Commercial Mortgage Securities	—	1,570,591	—	1,570,591
Corporate Bonds & Notes	—	59,745,656	—	59,745,656
Municipals	—	327,765	—	327,765
U.S. Government & U.S. Government Agency Obligations	—	5,115,456	—	5,115,456
U.S. Government Agency-Mortgage Securities	—	11,782,504	—	11,782,504
Short-Term Investments	—	9,177,270	—	9,177,270

Total	$—	$97,205,267	$—	$97,205,267

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$9,999,358	$—	$9,999,358
Municipals	—	141,845,000	—	141,845,000
Repurchase Agreements	—	271,059,952	—	271,059,952
U.S. Government & U.S. Government Agency Obligations	—	88,106,318	—	88,106,318

Total	$—	$511,010,628	$—	$511,010,628

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$935,357,692	$—	$935,357,692
Mutual Funds	—	3,240,150	—	3,240,150

Total	$—	$938,597,842	$—	$938,597,842

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$350,000,000	$—	$350,000,000
Commercial Paper	—	1,380,589,034	—	1,380,589,034
Corporate Bonds & Notes	—	110,000,000	—	110,000,000
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	782,405,000	—	782,405,000
Mutual Funds	—	55,000,000	—	55,000,000
Notes-Variable	—	329,977,405	—	329,977,405
Repurchase Agreements	—	217,685,320	—	217,685,320
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	40,000,000	—	40,000,000

Total	$—	$3,523,656,759	$—	$3,523,656,759

	Unrealized Appreciation/Depreciation On Other Financial Instruments (3)
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund Written Put Options	$62,204	$—	$—	$62,204
Ultra Short Tax-Free Fund Futures Contracts	(2,228)	—	—	(2,228)
Intermediate Tax-Free Fund Futures Contracts	(38,990)	—	—	(38,990)

(1)	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.

(2)	The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As a result of such an event at May 31, 2011, these securities were fair valued by the service and categorized in Level 2 but did not require valuation at August 31, 2010 and were categorized in Level 1. Such securities represent the only significant transfer between each of the three levels.

(3)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2010	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance May 31, 2011	Change in unrealized appreciation/(depreciation) during the period for Level 3 Investments held at end of period
Short-Term Income Fund Corporate Bonds & Notes	$1,874,988	$—	$—	$235,467	$—	$—	$2,110,455	$235,467
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,086,400	—	—	387,600	—	—	3,474,000	387,600
Government Income Fund Corporate Bonds & Notes	2,314,800	—	—	290,700	—	—	2,605,500	290,700

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to theproceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended May 31, 2011, the Large-Cap Value Fund had $31,754 in realized losses on all option contracts. During the period ended May 31, 2011, the Large-Cap Value Fund had average written and purchased options outstanding of 2,294 contracts and 1,998 contracts, respectively.

At May 31, 2011, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number Of Contracts	Market Value	Unrealized Appreciation
Energy Select Sector SPDR	Put	June 2011	$72.00	870	$19,575	$62,204

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended May 31, 2011, the Ultra Short Tax-Free Fund had an average of 3 short futures contracts outstanding and the Intermediate Tax-Free Fund had an average of 30 short futures contracts outstanding. At May 31, 2011, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Ultra Short Tax-Free Fund	September 2011	10	U.S. 2 Year Note	Short	$(2,228)
Intermediate Tax-Free Fund	September 2011	60	U.S. 10 Year Note	Short	(38,990)

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2011 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
July 22, 2011

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 22, 2011